Vanguard® Tax-Exempt Bond Index Fund
Schedule of Investments (unaudited)
As of July 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (97.1%)
Alabama (0.5%)
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/27	1,380	1,583
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/28	915	1,050
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/30	1,980	2,264
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	4.000%	9/1/32	555	616
Alabama Federal Aid Highway Finance Authority Fuel Sales Tax Revenue	5.000%	9/1/36	795	965
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	9/1/26	350	430
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	4.000%	6/1/37	1,250	1,477
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	5.000%	6/1/37	720	901
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN	5.000%	9/1/21	195	196
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	290	305
Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue GAN, Prere.	5.000%	9/1/22	165	174
Alabama GO	5.000%	8/1/27	245	299
Alabama Incentives Financing Authority Miscellaneous Revenue, Prere.	5.000%	9/1/22	390	410
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/26	3,475	4,299
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/28	6,590	8,593
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/29	5,070	6,755
Alabama Public School and College Authority Miscellaneous Taxes Revenue	5.000%	11/1/33	7,610	10,207
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/22	100	102
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/23	2,050	2,192
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/24	575	643
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/25	480	547
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/26	3,465	3,947
Alabama Public School and College Authority Sales Tax Revenue	5.000%	1/1/27	1,700	1,933

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Auburn University College & University Revenue	5.000%	6/1/28	385	467
	Auburn University College & University Revenue	4.000%	6/1/41	4,720	5,359
	Auburn University College & University Revenue	5.000%	6/1/48	2,250	2,774
	Birmingham Water Works Board Water Revenue, Prere.	5.000%	1/1/27	1,890	2,339
	Birmingham-Jefferson Civic Center Authority Special Tax Revenue	5.000%	7/1/48	1,315	1,582
	Jefferson County AL Board of Education Special Tax Revenue	5.000%	2/1/46	2,165	2,678
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/33	500	613
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/34	250	306
	Jefferson County AL Sales Tax Revenue	5.000%	9/15/35	250	306
	Jefferson County AL Sewer Revenue	7.000%	10/1/51	1,000	1,182
[1]	Jefferson County AL Sewer Revenue	5.500%	10/1/53	285	321
	Muscle Shoals Utilities Board Water Revenue, Prere.	4.750%	12/1/24	1,310	1,509
	Water Works Board of the City of Birmingham Water Revenue	4.000%	1/1/27	250	296
					69,620
Alaska (0.1%)
	Alaska Municipal Bond Bank Authority Miscellaneous Revenue	5.000%	3/1/27	170	197
	Anchorage AK Electric Power & Light Revenue, Prere.	5.000%	12/1/24	14,525	16,826
					17,023
Arizona (1.1%)
	Arizona COP	5.000%	10/1/21	6,000	6,047
	Arizona COP	5.000%	10/1/22	8,000	8,454
	Arizona COP	5.000%	10/1/24	75	86
	Arizona COP	5.000%	10/1/25	3,620	4,319
	Arizona COP	5.000%	10/1/28	4,045	5,257
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/23	160	167
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/24	280	319
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/25	300	342
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/26	1,000	1,139
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/29	1,030	1,170
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/31	2,375	2,692
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/32	2,810	3,185
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue	5.000%	7/1/33	10	11
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	590	617
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	2,900	3,031
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	570	595
	Arizona Department of Transportation State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	7/1/22	1,830	1,912
	Arizona Lottery Revenue	5.000%	7/1/26	755	923
	Arizona School Facilities Board COP	5.000%	9/1/21	1,840	1,847
	Arizona School Facilities Board COP	5.000%	9/1/23	1,190	1,309

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Arizona State University (Arizona State Univeristy Projects) COP	5.000%	9/1/23	1,515	1,666
Arizona State University College & University Revenue, Prere.	5.000%	7/1/22	390	408
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	1,100	1,149
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/22	125	131
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	280	306
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	530	580
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/23	2,250	2,461
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/24	750	855
Arizona Transportation Board Sales Tax Revenue	5.000%	7/1/25	360	410
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/23	575	636
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/24	725	835
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/25	1,600	1,841
Arizona Water Infrastructure Finance Authority Water Revenue	5.000%	10/1/26	115	132
Arizona Water Infrastructure Finance Authority Water Revenue, ETM	5.000%	10/1/22	830	876
Maricopa County AZ COP	5.000%	7/1/22	2,900	3,031
Maricopa County Community College District GO	5.000%	7/1/23	100	109
Maricopa County Special Health Care District GO	4.000%	7/1/35	4,000	4,998
Mesa AZ Utility System Multiple Utility Revenue	5.000%	7/1/42	2,625	3,268
Mesa AZ Utility System Water Revenue	4.000%	7/1/31	620	716
Phoenix AZ GO	4.000%	7/1/22	460	477
Phoenix AZ GO	4.000%	7/1/24	2,015	2,238
Phoenix AZ GO	4.000%	7/1/25	2,100	2,331
Phoenix AZ GO	5.000%	7/1/25	9,695	11,473
Phoenix AZ GO	5.000%	7/1/26	650	795
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/22	775	810
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/26	845	961
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/28	1,900	2,099
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/29	2,365	2,612
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/37	1,170	1,453
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	4.000%	7/1/44	5,000	5,894
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	5.000%	7/1/45	40	47
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue	3.000%	7/1/49	3,725	3,936
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	4.750%	7/1/24	160	181
Phoenix Civic Improvement Corp. Lease (Non-Terminable) Revenue, Prere.	5.000%	7/1/24	1,810	2,065
Phoenix Civic Improvement Corp. Port, Airport & Marina Revenue	5.000%	7/1/40	1,935	2,256
Phoenix IDA College & University Revenue	5.250%	6/1/34	250	260
Phoenix IDA College & University Revenue	5.000%	6/1/42	10	10
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/22	105	110
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/23	3,050	3,335
Pima County AZ Sewer System Sewer Revenue	5.000%	7/1/24	285	325

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/23	830	888
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/24	270	302
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/24	185	188
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/27	2,575	2,616
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/28	395	401
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/29	720	749
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/31	2,715	2,822
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/32	5,000	5,858
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/35	2,235	2,607
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/36	20	23
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	1/1/38	6,205	7,541
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/41	2,420	2,806
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue	5.000%	12/1/45	15,220	17,636
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/28	385	492
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/31	1,035	1,308
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/36	1,000	1,248
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/37	1,855	2,310
	Salt River Project Agricultural Improvement & Power District Electric Power & Light Revenue (Salt River Project)	5.000%	1/1/45	3,130	4,131
	Scottsdale Municipal Property Corp. Sales Tax Revenue	5.000%	7/1/30	125	162
	University of Arizona College & University Revenue	5.000%	6/1/40	1,000	1,166
					166,752
Arkansas (0.0%)
	Arkansas GO	5.000%	6/15/22	2,500	2,606
	Bentonville AR Sales & Use Tax Sales Tax Revenue	1.050%	11/1/46	450	453
[2]	Springdale AR Sales & Use Tax Sales Tax Revenue	5.000%	4/1/37	1,200	1,342
	Springdale School District No. 50 GO	4.000%	6/1/33	395	407
	University of Arkansas College & University Revenue	5.000%	11/1/42	1,140	1,426
					6,234
California (14.9%)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	2,300	2,732
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/35	315	245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,280	2,705
[1]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	475	576
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	500	592
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/37	415	472
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	2,065	2,439
[4]	Allan Hancock CA Joint Community College GO, 5.600% coupon rate effective 8/1/33	0.000%	8/1/47	380	355
[1]	Alvord Unified School District GO	0.000%	8/1/41	220	130
[1]	Alvord Unified School District GO	0.000%	8/1/43	590	354
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project)	5.000%	10/1/49	4,615	5,413
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,890	1,905
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,505	1,517
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,250	1,260
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	375	378
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	1,255	1,083
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/32	2,200	1,803
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/39	5,725	6,336
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue, ETM	0.000%	9/1/36	1,490	1,197
	Bakersfield CA Wastewater Sewer Revenue	5.000%	9/15/21	500	503
[2]	Baldwin Park Unified School District GO, Prere.	0.000%	8/1/23	200	55
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	1,000	1,174
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	1,020	1,111
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	1,000	1,169
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/47	10,000	11,534
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/49	1,000	1,152
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	2,020	2,156
[2]	Bay Area Toll Authority Highway Revenue	3.000%	4/1/54	5,000	5,357
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/56	365	421
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/56	2,975	3,778
	Bay Area Toll Authority Highway Revenue PUT	2.100%	4/1/22	500	502
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	5,000	5,377
[5]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.280%	0.300%	4/1/24	1,000	998
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	100	103
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	1,100	1,136
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	100	108
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	805	871
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	70	76
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	10	11
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	55	60
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	2,010	2,176

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Bay Area Toll Authority Highway Revenue, Prere.	5.125%	4/1/23	100	108
Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	195	212
Bay Area Toll Authority Highway Revenue, Prere.	5.250%	4/1/23	180	196
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/24	5,265	5,953
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	10/1/24	3,885	4,476
Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/27	2,300	2,884
Beverly Hills Unified School District CA GO	0.000%	8/1/33	100	84
California Community College Financing Authority Local or Guaranteed Housing Revenue	5.250%	5/1/43	840	1,000
California Department of Water Resources Power Supply Electric Power & Light Revenue, ETM	5.000%	5/1/22	835	866
California Department of Water Resources Water Revenue	5.000%	12/1/22	225	240
California Department of Water Resources Water Revenue	5.000%	12/1/23	130	145
California Department of Water Resources Water Revenue	5.000%	12/1/32	1,000	1,375
California Department of Water Resources Water Revenue	5.000%	12/1/33	1,000	1,370
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	135	157
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	1,645	1,912
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/26	210	261
California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	4,120	6,123
California Educational Facilities Authority College & University Revenue	5.000%	4/1/42	450	536
California Educational Facilities Authority College & University Revenue	5.000%	6/1/43	130	200
California Educational Facilities Authority College & University Revenue	5.000%	6/1/46	1,035	1,632
California Educational Facilities Authority College & University Revenue	5.000%	5/1/49	12,530	20,269
California Educational Facilities Authority College & University Revenue	2.250%	4/1/51	500	503
California Educational Facilities Authority College & University Revenue	5.000%	4/1/51	7,500	12,338
California Educational Facilities Authority College & University Revenue, ETM	5.250%	10/1/24	120	139
California GO	5.000%	8/1/21	235	235
California GO	5.000%	9/1/21	245	246
California GO	5.000%	9/1/21	1,010	1,014
California GO	5.000%	9/1/21	150	151
California GO	5.000%	10/1/21	245	247
California GO	5.000%	11/1/21	175	177
California GO	5.000%	12/1/21	265	269
California GO	5.000%	12/1/21	1,000	1,016
California GO	5.000%	2/1/22	675	692
California GO	5.000%	3/1/22	110	113
California GO	5.000%	4/1/22	10,000	10,328
California GO	5.000%	5/1/22	105	109
California GO	5.000%	8/1/22	320	336
California GO	5.000%	8/1/22	100	105
California GO	4.000%	9/1/22	100	104
California GO	5.000%	9/1/22	200	211
California GO	5.000%	9/1/22	500	527
California GO	5.000%	9/1/22	185	195

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	9/1/22	100	105
	California GO	5.250%	9/1/22	100	106
	California GO	5.000%	10/1/22	360	381
	California GO	5.000%	10/1/22	20	21
	California GO	5.250%	10/1/22	255	270
	California GO	5.000%	11/1/22	2,260	2,399
	California GO	5.000%	11/1/22	350	372
	California GO	5.000%	12/1/22	325	346
	California GO	5.000%	2/1/23	1,415	1,450
	California GO	5.000%	2/1/23	700	752
	California GO	4.000%	3/1/23	115	122
	California GO	5.000%	3/1/23	3,000	3,233
	California GO	5.000%	4/1/23	1,935	2,093
	California GO	5.000%	8/1/23	210	231
	California GO	5.000%	8/1/23	125	137
	California GO	5.000%	8/1/23	1,015	1,115
	California GO	5.000%	8/1/23	755	829
	California GO	5.000%	8/1/23	100	110
	California GO	5.000%	9/1/23	200	211
	California GO	5.000%	9/1/23	100	110
	California GO	5.000%	9/1/23	1,140	1,257
	California GO	5.000%	9/1/23	1,510	1,665
	California GO	5.000%	9/1/23	75	83
[6]	California GO	5.000%	9/1/23	23,000	25,263
	California GO	5.000%	9/1/23	175	193
	California GO	5.250%	9/1/23	100	100
	California GO	4.000%	10/1/23	300	325
	California GO	5.000%	10/1/23	360	398
	California GO	5.000%	10/1/23	2,485	2,749
	California GO	5.250%	10/1/23	600	605
	California GO	4.000%	11/1/23	5	5
	California GO	5.000%	11/1/23	160	178
	California GO	5.000%	11/1/23	385	427
	California GO	5.000%	11/1/23	150	167
	California GO	5.000%	12/1/23	315	351
	California GO	5.000%	12/1/23	575	641
	California GO	5.000%	12/1/23	1,100	1,226
	California GO	5.000%	2/1/24	200	215
	California GO	4.000%	3/1/24	175	193
	California GO	5.000%	3/1/24	1,645	1,852
	California GO	5.000%	3/1/24	260	293
	California GO	5.000%	4/1/24	910	1,028
	California GO	5.000%	4/1/24	400	452
	California GO	5.000%	5/1/24	325	368
	California GO	5.000%	8/1/24	5,410	6,196
	California GO	5.000%	8/1/24	890	1,019
	California GO	5.000%	8/1/24	400	458
	California GO	5.000%	8/1/24	2,000	2,291
	California GO	5.000%	8/1/24	15	17
	California GO	5.000%	8/1/24	625	716
	California GO	5.000%	9/1/24	1,010	1,161
[6]	California GO	5.000%	9/1/24	2,975	3,407
	California GO	5.250%	9/1/24	25	25
	California GO	4.000%	10/1/24	175	196
	California GO	5.000%	10/1/24	100	115
	California GO	5.000%	10/1/24	460	530
	California GO	5.000%	10/1/24	7,275	8,386
	California GO	5.000%	10/1/24	100	115

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/24	150	173
	California GO	5.000%	11/1/24	125	145
	California GO	5.000%	12/1/24	1,250	1,392
	California GO	5.000%	12/1/24	5,330	5,936
	California GO	5.000%	12/1/24	1,000	1,160
	California GO	5.500%	2/1/25	150	178
	California GO	5.000%	3/1/25	4,045	4,737
	California GO	5.000%	4/1/25	300	352
	California GO	5.000%	8/1/25	2,260	2,687
	California GO	5.000%	8/1/25	830	987
	California GO	5.000%	8/1/25	265	315
	California GO	5.000%	9/1/25	895	1,067
	California GO	5.000%	9/1/25	400	477
	California GO	5.000%	9/1/25	215	256
[6]	California GO	5.000%	9/1/25	2,000	2,378
	California GO	5.000%	9/1/25	100	119
	California GO	5.000%	10/1/25	810	932
	California GO	5.000%	10/1/25	735	845
	California GO	5.000%	10/1/25	1,020	1,220
	California GO	5.000%	10/1/25	25	30
	California GO	4.000%	11/1/25	1,240	1,435
	California GO	5.000%	11/1/25	250	300
	California GO	5.000%	11/1/25	85	94
	California GO	5.000%	12/1/25	6,115	7,357
	California GO	5.000%	2/1/26	525	564
	California GO	3.000%	3/1/26	2,875	3,227
	California GO	4.000%	3/1/26	5,070	5,922
	California GO	5.000%	3/1/26	9,065	10,592
	California GO	5.000%	3/1/26	980	1,145
	California GO	5.000%	4/1/26	2,000	2,434
	California GO	4.000%	8/1/26	400	472
	California GO	5.000%	8/1/26	100	123
	California GO	5.000%	8/1/26	7,405	9,110
	California GO	5.000%	8/1/26	900	1,047
	California GO	5.000%	8/1/26	1,800	2,136
	California GO	5.000%	8/1/26	3,550	4,367
	California GO	5.000%	8/1/26	100	123
	California GO	5.000%	9/1/26	1,825	2,251
	California GO	5.000%	9/1/26	400	476
	California GO	5.000%	9/1/26	60	74
	California GO	5.000%	10/1/26	100	108
	California GO	5.000%	10/1/26	455	523
	California GO	5.000%	10/1/26	1,000	1,237
	California GO	5.000%	10/1/26	100	115
	California GO	5.000%	11/1/26	2,020	2,505
	California GO	5.000%	11/1/26	3,665	4,545
	California GO	5.000%	11/1/26	100	115
	California GO	5.000%	12/1/26	3,000	3,730
[7]	California GO	5.000%	2/1/27	830	1,034
	California GO	5.000%	2/1/27	275	295
	California GO	5.000%	3/1/27	1,640	1,916
	California GO	5.000%	3/1/27	2,115	2,471
	California GO	5.000%	4/1/27	3,635	4,552
	California GO	5.000%	8/1/27	510	626
	California GO	5.000%	8/1/27	3,245	3,985
	California GO	5.000%	8/1/27	330	391
	California GO	5.000%	8/1/27	150	174
	California GO	5.000%	8/1/27	6,060	7,662

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	4.000%	9/1/27	100	104
California GO	5.000%	9/1/27	325	358
California GO	5.000%	9/1/27	3,130	3,854
California GO	5.000%	9/1/27	1,175	1,447
California GO	5.000%	10/1/27	100	108
California GO	5.000%	10/1/27	170	195
California GO	5.000%	11/1/27	500	554
California GO	5.000%	11/1/27	1,565	1,992
California GO	5.000%	11/1/27	3,500	4,456
California GO	3.000%	3/1/28	4,370	5,053
California GO	5.000%	3/1/28	500	584
California GO	5.000%	4/1/28	12,500	16,101
California GO	5.000%	8/1/28	3,320	4,071
California GO	5.000%	8/1/28	3,550	4,353
California GO	5.000%	8/1/28	5,175	6,520
California GO	5.000%	8/1/28	530	628
California GO	5.000%	8/1/28	425	535
California GO	5.000%	8/1/28	7,020	9,120
California GO	4.000%	9/1/28	125	130
California GO	4.000%	9/1/28	200	235
California GO	5.000%	9/1/28	1,050	1,156
California GO	5.000%	9/1/28	1,550	1,906
California GO	5.000%	9/1/28	425	505
California GO	5.000%	10/1/28	1,000	1,148
California GO	5.000%	10/1/28	930	1,068
California GO	5.000%	11/1/28	5,000	6,536
California GO	5.000%	11/1/28	12,125	15,850
California GO	5.000%	11/1/28	6,600	8,628
California GO	5.000%	2/1/29	5,100	5,474
California GO	5.000%	8/1/29	270	331
California GO	5.000%	8/1/29	190	239
California GO	5.000%	8/1/29	655	776
California GO	5.000%	8/1/29	100	123
California GO	5.000%	8/1/29	130	151
California GO	3.000%	9/1/29	105	115
California GO	5.000%	9/1/29	550	676
California GO	5.000%	10/1/29	250	287
California GO	5.000%	10/1/29	10,060	13,435
California GO	5.000%	10/1/29	3,700	4,477
California GO	5.250%	10/1/29	2,645	2,667
California GO	5.000%	11/1/29	17,940	24,004
California GO	5.000%	11/1/29	6,900	9,232
California GO	5.000%	12/1/29	100	111
California GO	5.000%	3/1/30	160	187
California GO	5.000%	8/1/30	6,990	8,793
California GO	5.000%	8/1/30	50	58
California GO	5.000%	8/1/30	1,150	1,362
California GO	5.000%	8/1/30	1,600	2,013
California GO	5.000%	8/1/30	4,200	5,434
California GO	5.000%	9/1/30	1,460	1,466
California GO	5.000%	9/1/30	2,450	2,997
California GO	5.000%	9/1/30	1,770	2,165
California GO	5.000%	9/1/30	200	238
California GO	5.250%	9/1/30	250	277
California GO	5.000%	10/1/30	340	390
California GO	5.000%	10/1/30	7,950	10,560
California GO	5.000%	11/1/30	720	798
California GO	5.000%	11/1/30	14,660	20,064

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	12/1/30	950	1,057
	California GO	5.000%	2/1/31	50	54
	California GO	5.000%	5/1/31	2,220	2,501
	California GO	4.000%	8/1/31	1,000	1,168
	California GO	5.000%	8/1/31	965	1,098
	California GO	5.000%	8/1/31	4,815	5,581
	California GO	3.250%	9/1/31	115	126
	California GO	4.000%	9/1/31	710	831
	California GO	5.000%	9/1/31	2,200	2,685
	California GO	5.000%	9/1/31	200	201
	California GO	5.000%	9/1/31	510	561
	California GO	5.000%	10/1/31	340	390
	California GO	5.000%	11/1/31	145	161
	California GO	5.000%	11/1/31	400	507
	California GO	5.000%	11/1/31	500	633
	California GO	5.000%	12/1/31	2,000	2,794
	California GO	5.000%	12/1/31	1,000	1,209
	California GO	5.000%	2/1/32	180	193
	California GO	5.000%	2/1/32	135	138
	California GO	5.000%	4/1/32	7,605	10,704
	California GO	5.000%	5/1/32	50	56
	California GO	4.000%	8/1/32	250	291
	California GO	5.000%	8/1/32	2,340	2,661
	California GO	5.000%	8/1/32	250	289
	California GO	5.000%	8/1/32	485	573
[1]	California GO	5.250%	8/1/32	9,000	12,792
	California GO	5.250%	8/1/32	1,000	1,193
	California GO	4.000%	9/1/32	485	566
	California GO	4.000%	9/1/32	595	695
	California GO	5.000%	9/1/32	685	835
	California GO	5.000%	9/1/32	3,260	3,862
	California GO	5.000%	9/1/32	1,000	1,218
	California GO	4.625%	10/1/32	385	388
	California GO	5.250%	10/1/32	255	257
	California GO	5.000%	11/1/32	1,475	1,635
	California GO	5.000%	11/1/32	1,285	1,624
	California GO	5.000%	11/1/32	500	632
	California GO	5.000%	2/1/33	510	547
	California GO	5.000%	3/1/33	130	151
	California GO	5.000%	3/1/33	5,000	6,641
	California GO	5.000%	4/1/33	6,500	7,292
	California GO	5.000%	8/1/33	5,000	6,063
	California GO	5.000%	8/1/33	1,400	1,592
	California GO	5.000%	8/1/33	375	434
	California GO	5.000%	8/1/33	325	384
	California GO	5.000%	8/1/33	2,285	2,860
	California GO	3.000%	9/1/33	1,170	1,276
	California GO	3.375%	9/1/33	210	230
	California GO	4.000%	9/1/33	500	583
	California GO	4.000%	9/1/33	575	670
	California GO	5.000%	9/1/33	1,000	1,100
	California GO	5.000%	9/1/33	1,355	1,648
	California GO	5.000%	10/1/33	2,430	2,781
	California GO	5.000%	10/1/33	2,720	3,050
	California GO	5.000%	11/1/33	350	472
	California GO	5.000%	3/1/34	5,520	7,309
	California GO	4.000%	8/1/34	275	307
	California GO	5.000%	8/1/34	1,730	2,040

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/34	230	279
	California GO	4.000%	9/1/34	355	413
	California GO	4.000%	9/1/34	250	291
	California GO	5.000%	9/1/34	1,225	1,489
	California GO	5.000%	9/1/34	775	917
	California GO	5.000%	9/1/34	3,000	3,646
	California GO	4.000%	10/1/34	4,205	5,168
	California GO	4.000%	11/1/34	1,820	2,278
	California GO	5.000%	11/1/34	10,000	13,457
	California GO	5.000%	12/1/34	1,070	1,289
	California GO	5.000%	12/1/34	100	135
	California GO	5.000%	3/1/35	19,270	25,460
	California GO	4.250%	4/1/35	300	308
	California GO	5.000%	4/1/35	4,135	4,633
	California GO	5.250%	4/1/35	300	310
	California GO	5.000%	8/1/35	965	1,168
	California GO	5.000%	8/1/35	850	965
	California GO	4.000%	9/1/35	2,500	2,905
	California GO	5.000%	9/1/35	2,000	2,429
	California GO	5.000%	9/1/35	1,715	2,083
	California GO	5.000%	10/1/35	1,250	1,496
	California GO	4.000%	11/1/35	4,405	5,251
	California GO	4.000%	11/1/35	1,100	1,373
	California GO	5.000%	11/1/35	1,155	1,452
	California GO	3.750%	12/1/35	70	73
	California GO	4.000%	3/1/36	16,670	20,471
	California GO	5.000%	8/1/36	8,565	10,957
	California GO	4.000%	9/1/36	2,835	3,289
	California GO	4.000%	9/1/36	250	290
	California GO	5.000%	9/1/36	145	153
	California GO	5.000%	9/1/36	500	607
	California GO	5.000%	11/1/36	6,600	8,507
	California GO	5.000%	4/1/37	665	718
	California GO	5.000%	4/1/37	14,555	16,291
	California GO	5.000%	4/1/37	1,265	1,637
	California GO	5.000%	8/1/37	5,595	6,769
	California GO	4.000%	9/1/37	365	380
	California GO	4.000%	9/1/37	250	290
	California GO	5.000%	10/1/37	110	126
	California GO	5.000%	11/1/37	18,435	23,720
	California GO	5.000%	11/1/37	2,035	2,556
	California GO	5.000%	2/1/38	755	809
	California GO	5.000%	2/1/38	1,720	1,761
	California GO	5.000%	4/1/38	5,480	7,082
	California GO	5.000%	4/1/38	150	168
	California GO	4.000%	8/1/38	885	1,021
	California GO	5.000%	10/1/39	2,005	2,285
	California GO	5.000%	10/1/39	5,685	6,798
	California GO	5.000%	11/1/39	1,750	2,243
	California GO	4.000%	11/1/40	2,225	2,727
	California GO	5.000%	9/1/41	1,025	1,029
[6]	California GO	5.000%	9/1/41	3,000	4,037
	California GO	5.000%	10/1/41	3,725	3,754
	California GO	4.000%	11/1/41	700	794
	California GO	4.375%	4/1/42	855	878
	California GO	5.000%	4/1/42	400	413
	California GO	5.000%	9/1/42	3,355	3,526
	California GO	5.000%	2/1/43	660	706

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	4/1/43	2,285	2,463
	California GO	4.875%	11/1/43	265	290
	California GO	5.000%	11/1/43	1,800	1,990
	California GO	4.500%	12/1/43	405	441
	California GO	5.000%	3/1/45	3,600	4,145
	California GO	3.250%	4/1/45	5,000	5,499
	California GO	5.000%	8/1/45	1,150	1,344
	California GO	5.000%	9/1/45	2,660	3,210
	California GO	4.000%	11/1/45	8,350	9,427
	California GO	4.000%	3/1/46	3,000	3,586
	California GO	5.000%	8/1/46	2,605	3,133
	California GO	3.000%	9/1/46	360	380
	California GO	5.000%	9/1/46	500	603
	California GO	5.000%	10/1/47	6,885	8,188
	California GO	5.000%	11/1/47	16,600	20,656
	California GO	5.000%	10/1/48	9,000	11,361
	California GO	3.000%	10/1/49	1,250	1,350
	California GO	4.000%	11/1/50	8,000	9,010
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	265	278
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	1,630	1,790
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	50	60
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/22	190	199
[1]	California Infrastructure & Economic Development Bank Highway Revenue, ETM	5.000%	7/1/23	475	520
[7]	California Infrastructure & Economic Development Bank Highway Revenue, Prere.	5.125%	7/1/26	110	136
	California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/26	3,025	3,740
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	2,075	2,731
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	1,220	1,650
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/41	10,000	11,057
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/50	1,000	1,066
	California Infrastructure & Economic Development Bank Recreational Revenue	4.000%	7/1/50	2,000	2,333
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/22	250	264
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	300	332
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	105	116
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/28	15	19
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/35	200	253
	California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/43	5,055	6,336
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	3,575	4,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/21	75	76
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/42	280	345
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/43	1,500	1,851
	California Municipal Finance Authority Lease (Abatement) Revenue	4.000%	6/1/47	1,185	1,363
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/21	465	467
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/22	2,000	2,034
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	400	423
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/23	3,000	3,190
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/23	3,535	3,763
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	215	238
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/24	5,000	5,553
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	965	1,093
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	2,500	2,773
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,000	4,591
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/25	2,500	2,888
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/25	1,000	1,177
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	455	543
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/26	310	364
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	365	397
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	100	114
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/26	200	247
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	100	117
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	235	256
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/27	645	736
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	100	117
	California State Public Works Board Lease (Abatement) Revenue	4.000%	6/1/28	160	165
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/28	110	125
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	1,500	1,894
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	125	129
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/29	240	274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	500	631
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	4,000	5,207
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/30	130	150
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	3,000	3,976
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	2,000	2,642
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	245	279
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	2,000	2,633
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	650	739
[6]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	1,500	1,968
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	6,200	7,027
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/46	500	606
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	925	996
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	250	254
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/27	110	122
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	11/1/28	300	334
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/29	150	166
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.125%	10/1/31	35	35
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	905	934
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/37	255	270
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	830	916
[3]	California State Public Works Board Lease (Abatement) Revenue, ETM	5.250%	6/1/22	50	52
	California State Public Works Board Lease (Abatement) Revenue, Prere.	5.000%	12/1/21	205	208
	California State University College & University Revenue	5.000%	11/1/23	100	111
	California State University College & University Revenue	5.000%	11/1/23	100	111
	California State University College & University Revenue	5.000%	11/1/24	130	150
	California State University College & University Revenue	5.000%	11/1/24	890	1,029
	California State University College & University Revenue	5.000%	11/1/24	150	173
	California State University College & University Revenue	5.000%	11/1/24	635	734
	California State University College & University Revenue	5.000%	11/1/24	9,725	11,244
	California State University College & University Revenue	5.000%	11/1/24	3,720	4,301

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State University College & University Revenue	5.000%	11/1/24	2,060	2,382
California State University College & University Revenue	5.000%	11/1/25	125	150
California State University College & University Revenue	5.000%	11/1/26	170	204
California State University College & University Revenue	5.000%	11/1/30	100	121
California State University College & University Revenue	5.000%	11/1/31	510	609
California State University College & University Revenue	5.000%	11/1/32	1,355	1,617
California State University College & University Revenue	4.000%	11/1/34	125	144
California State University College & University Revenue	5.000%	11/1/34	105	130
California State University College & University Revenue	4.000%	11/1/35	2,095	2,411
California State University College & University Revenue	5.000%	11/1/35	375	465
California State University College & University Revenue	5.000%	11/1/36	1,175	1,456
California State University College & University Revenue	4.000%	11/1/37	375	430
California State University College & University Revenue	5.000%	11/1/37	180	214
California State University College & University Revenue	5.000%	11/1/37	110	136
California State University College & University Revenue	4.000%	11/1/38	2,360	2,705
California State University College & University Revenue	5.000%	11/1/38	1,285	1,527
California State University College & University Revenue	5.000%	11/1/41	1,430	1,726
California State University College & University Revenue	5.000%	11/1/42	10,210	12,589
California State University College & University Revenue	5.000%	11/1/43	2,160	2,561
California State University College & University Revenue	5.000%	11/1/43	325	412
California State University College & University Revenue	5.000%	11/1/45	8,530	10,279
California State University College & University Revenue	5.000%	11/1/47	675	830
California State University College & University Revenue	5.000%	11/1/48	2,500	3,151
California State University College & University Revenue	5.000%	11/1/49	4,275	5,533
California State University College & University Revenue PUT	4.000%	11/1/23	350	373
California State University College & University Revenue PUT	0.550%	11/1/26	2,500	2,507
California State University College & University Revenue, Prere.	5.000%	11/1/21	1,890	1,913
California State University College & University Revenue, Prere.	4.000%	11/1/22	1,130	1,186
California State University College & University Revenue, Prere.	4.000%	11/1/22	500	525
California State University College & University Revenue, Prere.	5.000%	11/1/22	3,650	3,875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue, Prere.	5.000%	11/1/22	200	212
	California State University College & University Revenue, Prere.	5.000%	11/1/24	5	6
	California State University College & University Revenue, Prere.	5.000%	11/1/24	15	17
	California State University College & University Revenue, Prere.	5.000%	11/1/24	15	17
	California State University College & University Revenue, Prere.	5.000%	11/1/24	690	797
	California State University College & University Revenue, Prere.	5.000%	11/1/24	280	323
	California State University College & University Revenue, Prere.	5.000%	11/1/24	40	46
	California State University Local or Guaranteed Housing Revenue	4.000%	11/1/45	5,000	6,053
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/42	105	127
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/40	100	118
[1]	Centinela Valley Union High School District GO	4.000%	8/1/50	300	334
	Chabot-Las Positas Community College District GO	4.000%	8/1/35	1,000	1,163
	Chabot-Las Positas Community College District GO	4.000%	8/1/47	1,270	1,486
	Chaffey Community College District GO	5.000%	6/1/48	1,650	2,023
	Chino Basin Regional Financing Authority Lease Revenue	4.000%	11/1/25	10,240	11,736
	Clovis Unified School District GO	4.000%	8/1/40	150	167
	Coast Community College District GO, Prere.	4.000%	8/1/23	125	135
	Coast Community College District GO, Prere.	5.000%	8/1/23	3,025	3,323
[1]	Colton Joint Unified School District GO	0.000%	8/1/42	990	568
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	180	198
[1]	Corona-Norco Unified School District GO	0.000%	8/1/39	675	425
	Corona-Norco Unified School District GO	4.000%	8/1/43	3,750	4,354
	Cypress School District GO	0.000%	8/1/40	250	153
	Desert Sands Unified School District GO	4.000%	8/1/44	4,900	5,686
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/22	300	312
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/30	90	106
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/33	740	840
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/37	150	176
	East Bay Municipal Utility District Water System Water Revenue	4.000%	6/1/45	120	135
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/45	2,205	2,740
[1]	East Side Union High School District GO, Prere.	4.000%	8/1/22	50	52
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	150	175
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/47	4,560	5,667
	El Camino Community College District Foundation GO	0.000%	8/1/33	190	156
	El Camino Community College District Foundation GO	0.000%	8/1/34	215	173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	El Camino Community College District Foundation GO	0.000%	8/1/38	500	347
[3,8]	Foothill-De Anza Community College District GO	0.000%	8/1/32	1,560	1,341
	Foothill-De Anza Community College District GO, Prere.	5.000%	8/1/24	390	447
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/46	1,000	1,195
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/53	7,480	8,467
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/26	200	196
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	2,595	2,969
	Foothill-Eastern Transportation Corridor Agency Highway Revenue, Prere.	6.000%	1/15/24	13,790	15,777
	Foster City CA GO	2.250%	8/1/50	1,000	1,004
	Fremont Union High School District GO	4.000%	8/1/40	725	798
	Fremont Union High School District GO	5.000%	8/1/44	1,275	1,575
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/31	420	511
	Fresno Unified School District GO	4.000%	8/1/41	500	569
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	4.000%	8/1/23	665	717
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	125	137
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/47	500	583
	Grossmont-Cuyamaca Community College District GO, Prere.	5.250%	8/1/23	475	524
	Hayward Area Recreation & Park District GO	4.000%	8/1/46	1,500	1,736
[1]	Hayward Unified School District GO	4.000%	8/1/45	3,000	3,559
[2]	Hayward Unified School District GO	4.000%	8/1/48	5,885	6,867
[1]	Hayward Unified School District GO	4.000%	8/1/50	6,245	7,377
	Hayward Unified School District GO, Prere.	5.000%	8/1/24	495	567
	Kern Community College District GO	3.000%	8/1/46	2,440	2,653
	Long Beach Community College District GO, Prere.	4.000%	8/1/22	500	520
	Long Beach Community College District GO, Prere.	5.000%	8/1/22	100	105
	Long Beach Unified School District GO	0.000%	8/1/32	100	71
	Long Beach Unified School District GO	4.000%	8/1/45	350	402
	Los Angeles CA Community College District GO	5.000%	8/1/22	100	105
	Los Angeles CA Community College District GO	5.000%	8/1/23	190	209
	Los Angeles CA Community College District GO	5.000%	8/1/23	515	566
	Los Angeles CA Community College District GO	5.000%	8/1/24	400	458
	Los Angeles CA Community College District GO	5.000%	8/1/36	100	122
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,162
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,465	1,702
	Los Angeles CA Community College District GO	5.000%	8/1/38	1,030	1,254
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	325	363
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	215	240
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,800	2,063
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	275	315
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	350	401

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,195	1,370
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	1,180	1,352
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	3,470	3,977
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	905	1,037
Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	685	785
Los Angeles CA Unified School District GO	5.000%	7/1/22	405	423
Los Angeles CA Unified School District GO	5.000%	7/1/22	690	721
Los Angeles CA Unified School District GO	5.000%	7/1/22	295	308
Los Angeles CA Unified School District GO	5.000%	7/1/22	75	78
Los Angeles CA Unified School District GO	5.000%	7/1/23	795	870
Los Angeles CA Unified School District GO	5.000%	7/1/23	380	416
Los Angeles CA Unified School District GO	5.000%	7/1/23	1,285	1,406
Los Angeles CA Unified School District GO	5.000%	7/1/23	210	230
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	109
Los Angeles CA Unified School District GO	5.000%	7/1/23	150	164
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,550	4,049
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,380	1,574
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,250	4,847
Los Angeles CA Unified School District GO	5.000%	7/1/24	350	399
Los Angeles CA Unified School District GO	5.000%	7/1/24	200	228
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,700	3,079
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,070	1,220
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,065	1,261
Los Angeles CA Unified School District GO	5.000%	7/1/25	560	663
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,000	1,140
Los Angeles CA Unified School District GO	5.000%	7/1/26	145	172
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,680	9,406
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	3,062
Los Angeles CA Unified School District GO	5.000%	7/1/27	4,015	4,919
Los Angeles CA Unified School District GO	5.000%	7/1/27	275	313
Los Angeles CA Unified School District GO	5.000%	7/1/28	11,125	12,646
Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,478
Los Angeles CA Unified School District GO	5.000%	7/1/29	370	436
Los Angeles CA Unified School District GO	3.000%	7/1/31	1,660	1,820
Los Angeles CA Unified School District GO	5.000%	7/1/31	825	1,087
Los Angeles CA Unified School District GO	3.000%	7/1/32	700	763
Los Angeles CA Unified School District GO	4.000%	7/1/34	1,685	1,898
Los Angeles CA Unified School District GO	4.000%	7/1/35	2,000	2,476
Los Angeles CA Unified School District GO	5.000%	7/1/36	3,840	4,804
Los Angeles CA Unified School District GO	4.000%	7/1/38	2,000	2,443
Los Angeles CA Unified School District GO	4.000%	7/1/39	2,200	2,677
Los Angeles CA Unified School District GO	4.000%	7/1/39	11,575	14,083
Los Angeles CA Unified School District GO	5.000%	7/1/40	3,075	3,579
Los Angeles CA Unified School District GO	5.250%	7/1/42	11,500	14,433
Los Angeles CA Unified School District GO	4.000%	7/1/44	1,000	1,200
Los Angeles CA Unified School District GO	3.000%	7/1/45	1,100	1,199
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/23	305	332
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	1,000	1,039
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	1,415	1,533
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/43	8,235	8,937

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/45	250	287
Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/48	5,000	6,235
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/23	2,600	2,835
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	390	427
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/23	255	279
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	10,025	12,984
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	2,035	2,757
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,000	1,386
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,900	3,912
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	1,095	1,332
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,310	3,106
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	2,090	2,801
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,605	4,510
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	2,665	3,561
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	2,490	3,102
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,000	1,242
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	1,000	1,330
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	200	248
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,025	1,359
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/40	5,675	7,052
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	2,660	3,294
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/42	4,705	5,826
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	2,815	3,566
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/40	1,570	1,773
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	6,810	7,793
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/44	3,175	4,094
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	2,610	3,061
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/45	5,000	6,524
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	3.000%	12/1/50	9,000	9,685
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/37	555	581

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/42	400	419
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue	4.000%	10/1/42	400	442
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	130	159
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,045	8,107
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,040	1,374
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	160	166
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,005	2,629
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	4,000	4,853
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/42	570	706
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/48	10,000	13,121
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	2,500	3,309
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/45	1,000	1,306
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/49	5,480	7,054
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/50	4,000	5,207
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/23	100	107
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/23	375	401
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	1/1/24	220	245
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/24	230	246
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	100	114
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	125	143
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	140	149
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	245	267
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,000	1,304
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	1,535	1,776
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	130	145
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	5,425	6,945
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,000	1,153
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,500	2,881
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,375	1,753
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	300	340

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	5,000	6,126
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	250	288
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,575	1,643
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	1,535	1,737
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/40	265	315
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	7,200	8,897
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,010	1,197
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/42	1,170	1,423
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/43	1,515	1,579
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	655	740
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/44	6,085	6,871
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/47	3,000	3,639
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/49	2,350	3,025
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.250%	7/1/49	7,000	9,036
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/29	1,030	1,298
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	1,350	1,409
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	500	522
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	5,000	6,380
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/39	1,300	1,472
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	3,000	3,961
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	155	184
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/41	3,000	3,957
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	180	188
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/43	1,725	1,799
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/46	5,600	6,622
Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/47	400	457
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/47	5,500	7,197
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	2,155	2,492
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	160	192
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	575	709

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	150	185
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,635	3,237
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	235	288
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	860	996
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	900	1,040
	Los Angeles Unified School District GO	5.000%	7/1/22	150	157
	Los Angeles Unified School District GO	5.000%	7/1/28	85	104
	Los Rios Community College District GO	3.000%	8/1/24	1,250	1,358
	Los Rios Community College District GO	3.000%	8/1/25	1,500	1,665
[1]	Mendocino-Lake Community College District GO, Prere.	0.000%	8/1/21	310	31
	Metropolitan Water District of Southern California Water Revenue	2.500%	7/1/26	190	209
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	4,000	5,348
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	1,000	1,290
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	6,375	8,503
	Mount Diablo CA Unified School District GO	5.000%	6/1/37	250	261
	Mount San Antonio Community College District GO	4.000%	8/1/49	7,500	8,868
[4]	Mount San Antonio Community College District GO, 6.250% coupon rate effective 8/1/28	0.000%	8/1/43	150	174
[9]	New Haven Unified School District GO	0.000%	8/1/33	325	260
[9]	New Haven Unified School District GO	0.000%	8/1/34	495	385
	Newport Mesa Unified School District GO	0.000%	8/1/34	300	247
	Newport Mesa Unified School District GO	0.000%	8/1/36	400	315
	Newport Mesa Unified School District GO	0.000%	8/1/45	1,000	444
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/47	510	621
[9]	Norwalk-La Mirada Unified School District GO	0.000%	8/1/38	525	341
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	1,020	1,117
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	115	144
	Oakland Unified School District/Alameda County GO	5.000%	8/1/40	590	691
	Orange County Sanitation District Sewer Revenue	3.000%	2/1/31	250	253
	Orange County Sanitation District Sewer Revenue	4.000%	2/1/32	1,185	1,207
	Orange County Water District COP	2.000%	8/15/23	500	515
	Palmdale Elementary School District GO	3.000%	8/1/49	1,000	1,072
[4]	Palomar Community College District GO, 6.375% coupon rate effective 8/1/30	0.000%	8/1/45	100	114
	Pasadena Unified School District GO	5.000%	8/1/26	10	12
	Peralta Community College District GO	4.000%	8/1/39	350	385
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/49	500	249
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/44	375	422
	Poway Unified School District GO	0.000%	8/1/32	130	110
	Poway Unified School District GO	0.000%	8/1/33	2,145	1,773
	Poway Unified School District GO	0.000%	8/1/46	7,250	3,738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	550	598
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/37	1,040	1,339
	Riverside CA Sewer Revenue	5.000%	8/1/40	320	373
	Riverside Community College District GO, Prere.	5.000%	8/1/24	205	235
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	4.125%	11/1/40	30	33
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/41	2,500	1,613
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/43	2,595	1,578
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,065	4,451
	Sacramento CA City Unified School District GO	4.000%	5/1/47	570	631
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	425	469
[7]	Sacramento City Financing Authority Lease (Abatement) Revenue (Master Lease Program)	5.250%	12/1/30	560	733
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	235	282
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	5,250	5,891
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	545	595
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/39	2,500	3,244
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/41	170	186
	Sacramento Regional Transit District Transit Revenue	5.000%	3/1/42	150	150
[1]	San Bernardino City Unified School District GO	3.000%	8/1/44	6,500	7,107
	San Bernardino Community College District GO	4.000%	8/1/27	7,000	8,442
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	1,900	2,049
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	665	717
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	35	42
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	160	203
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	2,125	2,258
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	1,000	1,110
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	155	179
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	1,500	1,789
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,335	1,639
	San Diego CA Unified School District GO	5.000%	7/1/22	27,125	28,347
	San Diego CA Unified School District GO	5.000%	7/1/26	150	178
	San Diego CA Unified School District GO	5.000%	7/1/28	100	118
	San Diego CA Unified School District GO	4.000%	7/1/29	100	117
	San Diego CA Unified School District GO	0.000%	7/1/31	170	151
	San Diego CA Unified School District GO	4.000%	7/1/32	500	579
	San Diego CA Unified School District GO	4.000%	7/1/33	250	289
	San Diego CA Unified School District GO	0.000%	7/1/35	295	189
	San Diego CA Unified School District GO	0.000%	7/1/35	775	619
	San Diego CA Unified School District GO	5.000%	7/1/35	1,115	1,215

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego CA Unified School District GO	0.000%	7/1/36	2,000	1,301
	San Diego CA Unified School District GO	0.000%	7/1/36	340	263
	San Diego CA Unified School District GO	0.000%	7/1/36	895	693
	San Diego CA Unified School District GO	0.000%	7/1/37	375	282
	San Diego CA Unified School District GO	0.000%	7/1/38	170	125
	San Diego CA Unified School District GO	0.000%	7/1/39	100	71
	San Diego CA Unified School District GO	5.000%	7/1/40	1,050	1,228
[4]	San Diego CA Unified School District GO	0.000%	7/1/41	250	294
	San Diego CA Unified School District GO	5.000%	7/1/41	6,190	7,679
[4]	San Diego CA Unified School District GO	0.000%	7/1/42	250	249
	San Diego CA Unified School District GO	3.125%	7/1/42	1,855	2,001
	San Diego CA Unified School District GO	0.000%	7/1/43	1,185	755
	San Diego CA Unified School District GO	0.000%	7/1/45	575	345
	San Diego CA Unified School District GO	2.000%	7/1/45	5,000	4,891
	San Diego CA Unified School District GO	4.000%	7/1/45	425	473
	San Diego CA Unified School District GO	5.000%	7/1/45	2,040	2,378
	San Diego CA Unified School District GO	0.000%	7/1/47	5,980	3,384
[4]	San Diego CA Unified School District GO	0.000%	7/1/47	1,495	1,500
	San Diego CA Unified School District GO	4.000%	7/1/47	9,765	11,327
	San Diego CA Unified School District GO	5.000%	7/1/47	7,840	9,676
[4]	San Diego CA Unified School District GO	0.000%	7/1/48	1,230	1,412
	San Diego CA Unified School District GO	3.250%	7/1/48	4,000	4,383
	San Diego CA Unified School District GO	0.000%	7/1/49	735	393
	San Diego CA Unified School District GO	3.000%	7/1/50	5,000	5,420
	San Diego Community College District GO	5.000%	8/1/27	80	98
	San Diego Community College District GO	5.000%	8/1/28	100	123
	San Diego Community College District GO	5.000%	8/1/29	100	122
	San Diego Community College District GO	5.000%	8/1/31	1,195	1,458
	San Diego Community College District GO	4.000%	8/1/41	225	257
	San Diego Community College District GO, Prere.	5.000%	8/1/22	100	105
	San Diego Community College District GO, Prere.	5.000%	8/1/23	1,290	1,417
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/42	350	430
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/43	125	136
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,150	2,701
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	50	56
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/47	1,265	1,554
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/49	2,400	2,999
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	18,555	22,047
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	350	362
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/22	3,365	3,476
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	4.750%	4/1/24	465	523
	San Diego County Regional Transportation Commission Sales Tax Revenue, Prere.	5.000%	4/1/24	575	650
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	2,500	3,227
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/22	470	488

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/27	380	463
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/21	140	140
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/24	100	115
San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/27	200	245
San Diego Unified School District GO	5.000%	7/1/22	100	105
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	230	261
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	500	592
San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/44	3,000	3,632
San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/47	375	461
San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/49	3,700	4,019
San Francisco CA City & County COP	5.000%	4/1/28	500	595
San Francisco CA City & County COP	4.000%	4/1/45	405	426
San Francisco CA City & County GO	4.000%	6/15/33	1,490	1,646
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	330	405
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	530	668
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	100	116
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/39	125	145
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/50	3,000	3,934
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/21	1,175	1,189
San Francisco CA Public Utilities Commission Water Revenue, Prere.	4.000%	5/1/22	250	257
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	100	104
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	750	778
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	6,145	7,105
San Francisco CA Public Utilities Commission Water Water Revenue	5.000%	11/1/22	250	265
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	460	521
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	1,190	1,400
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/26	870	901
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	515	663
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/43	130	140
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/46	2,475	2,963
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/48	4,100	5,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/49	1,700	2,144
	San Francisco City & County Airport Comm-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	160	181
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/39	135	140
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	275	284
	San Francisco Community College District GO	4.000%	6/15/45	550	656
	San Francisco Municipal Transportation Agency Transit Revenue	4.000%	3/1/51	10,000	12,077
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	2,585	2,976
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	185	152
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	2,560	2,914
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/44	3,825	4,325
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/44	1,000	1,129
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.250%	1/15/49	4,870	5,490
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/50	115	129
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	205	203
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/27	120	115
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/28	100	94
	San Jose Evergreen Community College District GO, Prere.	4.125%	9/1/24	8,435	9,473
	San Jose Financing Authority Lease (Abatement) Revenue (Civic Center Project), Prere.	5.000%	6/1/23	715	779
	San Jose Unified School District GO, Prere.	4.000%	8/1/24	165	184
	San Marcos Unified School District GO	0.000%	8/1/32	150	125
	San Marcos Unified School District GO	0.000%	8/1/51	100	48
	San Mateo County Community College District GO	5.000%	9/1/45	5,000	6,372
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/44	1,125	1,356
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/46	4,000	4,353
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	7/15/52	3,015	3,546
	San Mateo Union High School District GO	4.000%	9/1/34	800	931
	San Mateo Union High School District GO, Prere.	5.000%	9/1/21	10	10
	Santa Barbara Secondary High School District GO	0.000%	8/1/36	200	140
	Santa Barbara Secondary High School District GO	0.000%	8/1/40	565	362
	Santa Clara County CA GO	3.250%	8/1/39	645	707
	Santa Clara Valley Water District Water Revenue	5.000%	6/1/46	1,085	1,279
	Silicon Valley Clean Water Lease Revenue	3.000%	3/1/24	175	185
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	6/1/46	2,500	3,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/24	295	336
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/41	5,025	5,864
	Southwestern Community College District GO	0.000%	8/1/46	320	166
	Southwestern Community College District GO	4.000%	8/1/47	2,505	2,866
	State of California Department of Water Resources Water Revenue	5.000%	12/1/24	125	145
	Tulare County Transportation Authority Sales Tax Revenue	5.000%	2/1/29	120	134
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	2,020	2,471
[1]	Twin Rivers Unified School District GO	0.000%	8/1/41	80	39
	University of California College & University Revenue	5.000%	5/15/22	510	530
	University of California College & University Revenue	5.000%	5/15/22	500	519
	University of California College & University Revenue	5.000%	5/15/23	615	669
	University of California College & University Revenue	5.000%	5/15/24	255	265
	University of California College & University Revenue	5.000%	5/15/25	355	419
	University of California College & University Revenue	5.000%	5/15/25	15	18
	University of California College & University Revenue	5.000%	5/15/25	90	94
	University of California College & University Revenue	5.000%	5/15/27	110	130
	University of California College & University Revenue	5.000%	5/15/28	100	118
	University of California College & University Revenue	4.000%	5/15/29	100	103
	University of California College & University Revenue	5.000%	5/15/29	775	842
	University of California College & University Revenue	5.000%	5/15/29	670	788
	University of California College & University Revenue	4.000%	5/15/32	12,420	13,241
	University of California College & University Revenue	5.000%	5/15/32	1,610	1,748
	University of California College & University Revenue	5.000%	5/15/32	1,000	1,173
[6]	University of California College & University Revenue	5.000%	5/15/32	2,500	3,424
	University of California College & University Revenue	5.000%	5/15/33	700	760
	University of California College & University Revenue	5.000%	5/15/33	1,650	2,108
	University of California College & University Revenue	5.000%	5/15/35	205	247
	University of California College & University Revenue	4.000%	5/15/36	875	1,001
	University of California College & University Revenue	5.000%	5/15/36	1,525	1,898
	University of California College & University Revenue	5.000%	5/15/36	100	121
	University of California College & University Revenue	5.000%	5/15/36	4,600	5,712
	University of California College & University Revenue	5.000%	5/15/37	1,130	1,174

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/38	800	868
	University of California College & University Revenue	5.000%	5/15/38	2,445	3,236
[6]	University of California College & University Revenue	5.000%	5/15/38	1,100	1,472
	University of California College & University Revenue	5.000%	5/15/39	355	385
[6]	University of California College & University Revenue	5.000%	5/15/39	1,000	1,333
	University of California College & University Revenue	5.000%	5/15/40	1,150	1,341
[6]	University of California College & University Revenue	5.000%	5/15/40	1,000	1,328
	University of California College & University Revenue	5.000%	5/15/41	1,105	1,326
	University of California College & University Revenue	5.000%	5/15/41	1,000	1,311
	University of California College & University Revenue	5.000%	5/15/42	7,915	9,757
	University of California College & University Revenue	5.000%	5/15/42	710	738
	University of California College & University Revenue	5.000%	5/15/42	1,000	1,307
[6]	University of California College & University Revenue	5.000%	5/15/42	1,000	1,316
	University of California College & University Revenue	5.000%	5/15/43	11,310	14,202
	University of California College & University Revenue	4.000%	5/15/46	2,450	2,768
	University of California College & University Revenue	5.000%	5/15/46	5,610	6,718
	University of California College & University Revenue	5.000%	5/15/46	3,000	3,972
	University of California College & University Revenue	4.000%	5/15/47	560	644
	University of California College & University Revenue	4.000%	5/15/47	2,000	2,403
	University of California College & University Revenue	5.000%	5/15/47	2,780	3,419
	University of California College & University Revenue	5.000%	5/15/47	475	585
	University of California College & University Revenue	5.250%	5/15/47	4,080	5,099
	University of California College & University Revenue	4.000%	5/15/48	7,405	8,579
	University of California College & University Revenue	5.000%	5/15/48	2,930	3,671
	University of California College & University Revenue	5.000%	5/15/48	4,255	5,315
	University of California College & University Revenue	2.500%	5/15/50	3,000	3,060
	University of California College & University Revenue	4.000%	5/15/51	10,000	12,118
	University of California College & University Revenue	4.000%	5/15/51	2,095	2,530
	University of California College & University Revenue	5.000%	5/15/52	10,000	12,282
	University of California College & University Revenue	5.000%	5/15/58	3,650	4,549

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.250%	5/15/58	725	921
	University of California College & University Revenue PUT	5.000%	5/15/23	1,430	1,556
	University of California College & University Revenue, Prere.	5.000%	5/15/22	115	119
	University of California College & University Revenue, Prere.	5.000%	5/15/22	1,360	1,412
	University of California College & University Revenue, Prere.	5.000%	5/15/22	5	5
	University of California College & University Revenue, Prere.	5.000%	5/15/23	520	565
	Upland Unified School District GO	0.000%	8/1/50	100	48
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	4.000%	11/1/22	115	121
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	955	1,014
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	205	218
	Vista Unified School District GO, Prere.	5.000%	8/1/22	200	210
[3]	West Contra Costa Unified School District GO	0.000%	8/1/34	1,000	783
	West Contra Costa Unified School District GO, Prere.	5.125%	8/1/23	1,200	1,320
	Westside Union School District GO	0.000%	8/1/40	355	220
	Westside Union School District GO	0.000%	8/1/45	265	144
	William S Hart Union High School District GO	0.000%	8/1/33	750	620
[1]	William S Hart Union High School District GO	0.000%	8/1/35	1,035	819
	William S Hart Union High School District GO, Prere.	3.875%	8/1/23	130	140
	William S Hart Union High School District GO, Prere.	4.000%	8/1/23	275	297
	Yosemite Community College District GO	5.000%	8/1/32	155	184
[4]	Yosemite Community College District GO, 6.550% coupon rate effective 8/1/32	0.000%	8/1/42	1,180	1,239
					2,184,874
Colorado (1.7%)
	Adams & Arapahoe Joint School District 28J Aurora GO	5.000%	12/1/30	1,210	1,489
	Adams & Weld Counties CO School District No. 27J Brighton GO	5.000%	12/1/40	8,675	10,248
	Adams & Weld Counties School District No. 27J Brighton GO	5.000%	12/1/35	2,000	2,382
	Adams 12 Five Star Schools GO	5.000%	12/15/32	3,000	3,684
	Adams 12 Five Star Schools GO	5.000%	12/15/35	300	367
	Adams County CO COP	4.000%	12/1/45	280	310
	Arapahoe County School District No. 5 Cherry Creek GO	5.000%	12/15/31	3,085	3,682
	Aurora CO Water Revenue	5.000%	8/1/46	890	1,066
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/35	2,775	3,238
	Board of Governors of Colorado State University System College & University Revenue	4.000%	3/1/47	1,000	1,150
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	175	204
	Board of Governors of Colorado State University System College & University Revenue, Prere.	5.000%	3/1/25	70	82
	Colorado COP	5.000%	12/15/30	1,040	1,341
	Colorado COP	5.000%	12/15/31	3,220	4,346
	Colorado COP	5.000%	3/15/32	55	67
	Colorado COP	4.000%	12/15/34	75	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Colorado COP	4.000%	12/15/35	5,565	6,901
	Colorado COP	4.000%	12/15/35	3,025	3,807
	Colorado COP	4.000%	12/15/36	3,205	3,837
	Colorado COP	4.000%	12/15/36	3,015	3,784
	Colorado COP	4.000%	12/15/37	290	356
	Colorado COP	4.000%	12/15/38	445	545
	Colorado COP	4.000%	12/15/40	3,655	4,521
	Colorado COP	5.250%	3/15/42	945	1,156
	Colorado Educational & Cultural Facilities Authority College & University Revenue (University of Denver Project)	4.000%	3/1/35	785	906
	Colorado Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	1/1/23	230	246
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/47	435	499
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/51	2,500	2,864
	Colorado High Performance Transportation Enterprise Highway Revenue	5.000%	12/31/56	2,500	2,860
	Colorado Higher Education COP	4.000%	9/1/39	1,010	1,244
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	600	817
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/31	540	735
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	565	764
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/32	655	886
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	720	970
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/33	500	674
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/34	500	672
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	670
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/35	500	670
	Colorado Springs CO Utilities System Multiple Utility Revenue	5.000%	11/15/43	50	55
[6]	Colorado Springs CO Utilities System Multiple Utility Revenue	4.000%	11/15/51	8,765	10,665
	Denver Board of Water Commissioners City & County Water Revenue	4.000%	9/15/42	1,000	1,166
	Denver City & County School District No. 1 GO	4.000%	12/1/26	1,955	2,262
	Denver City & County School District No. 1 GO	4.000%	12/1/31	1,000	1,146
	Denver City & County School District No. 1 GO	5.000%	12/1/32	4,000	5,444
	Denver City & County School District No. 1 GO	4.000%	12/1/41	200	229
	Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	15	16
	Denver City & County School District No. 1 GO, Prere.	5.000%	12/1/22	300	320
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	4,240	4,507
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.000%	11/15/25	320	383
	Denver CO City & County Airport System Port, Airport & Marina Revenue	4.000%	11/15/31	110	115
	Denver CO City & County Airport System Port, Airport & Marina Revenue	5.250%	11/15/31	4,500	5,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	205	218
	Denver CO City & County Airport System Port, Airport & Marina Revenue, Prere.	5.000%	11/15/22	150	159
	Denver CO City & County GO	5.000%	8/1/27	3,295	4,173
	Denver CO City & County GO	5.000%	8/1/28	10,000	13,007
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/35	3,500	2,262
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/36	3,000	1,849
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/37	3,000	1,764
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/38	2,500	1,405
	Denver CO City & County Hotel Occupancy Tax Revenue	0.000%	8/1/39	2,500	1,342
	Denver CO City & County Hotel Occupancy Tax Revenue	5.000%	8/1/48	4,000	4,723
	Denver CO City & County Hotel Occupancy Tax Revenue	4.000%	8/1/51	29,825	35,995
	Denver CO City & County Sales Tax Revenue	5.000%	8/1/44	540	640
	Denver CO City & County Sales Tax Revenue	4.000%	8/1/46	7,255	8,189
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/25	85	83
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/29	4,270	3,820
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/30	785	683
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/32	210	174
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/35	235	179
[3]	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	350	187
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/37	5,000	3,583
	E-470 Public Highway Authority Highway Revenue	0.000%	9/1/40	600	393
[5]	E-470 Public Highway Authority Highway Revenue PUT, SOFR + 0.350%	0.384%	9/1/24	600	601
[3]	E-470 Public Highway Authority Miscellaneous Revenue	0.000%	9/1/34	1,525	1,197
	El Paso County School District No. 12 Cheyenne Mountain GO, Prere.	5.000%	9/15/24	1,145	1,317
	El Paso County School District No. 20 Academy GO	4.000%	12/15/40	100	114
	Larimer County School District No. R-1 Poudre GO	5.000%	12/15/31	1,010	1,310
	Parker Water & Sanitation District Water Revenue	5.000%	11/1/42	1,115	1,389
	Platte River Power Authority Electric Power & Light Revenue, Prere.	5.000%	6/1/22	5,000	5,204
	Regional Transportation District COP	4.375%	6/1/39	1,400	1,484
	Regional Transportation District COP	5.000%	6/1/39	9,190	9,868
	Regional Transportation District COP	4.000%	6/1/40	415	455
	Regional Transportation District COP	4.500%	6/1/44	4,375	4,636
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/34	160	196
	Regional Transportation District Sales Tax Revenue	5.000%	11/1/34	55	69

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/35	160	196
	Regional Transportation District Sales Tax Revenue	4.000%	7/15/36	75	91
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/27	90	115
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/28	2,515	3,275
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/29	125	167
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	4.250%	11/1/36	660	902
	Regional Transportation District Sales Tax Revenue (Fastracks Project)	5.000%	11/1/46	4,555	5,423
	Regional Transportation District Sales Tax Revenue (Fastracks Project), Prere.	5.000%	11/1/22	2,500	2,653
	University of Colorado College & University Revenue	4.000%	6/1/36	250	297
	University of Colorado College & University Revenue	4.000%	6/1/43	3,050	3,577
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/23	125	136
	University of Colorado College & University Revenue, Prere.	5.000%	6/1/24	165	187
	Weld County CO School District No. 6 Greeley GO	5.000%	12/1/44	10,000	12,877
	Weld County School District No. 6 Greeley GO	4.000%	12/1/45	5,000	6,089
					254,096
Connecticut (1.4%)
	Connecticut GO	5.000%	10/15/21	645	651
	Connecticut GO	5.000%	11/1/21	1,025	1,037
	Connecticut GO	3.000%	4/15/22	125	128
	Connecticut GO	3.000%	6/1/22	3,500	3,586
	Connecticut GO	5.000%	6/1/22	1,265	1,317
	Connecticut GO	5.000%	6/15/22	3,250	3,390
[6]	Connecticut GO	5.000%	7/15/22	1,000	1,047
	Connecticut GO	5.000%	10/15/22	170	180
	Connecticut GO	5.000%	10/15/22	180	191
	Connecticut GO	5.000%	11/15/22	135	144
	Connecticut GO	5.000%	3/15/23	2,000	2,160
	Connecticut GO	5.000%	6/1/23	355	369
[6]	Connecticut GO	5.000%	7/15/23	250	274
	Connecticut GO	5.000%	10/15/23	650	720
	Connecticut GO	5.000%	11/15/23	2,090	2,323
	Connecticut GO	5.000%	3/15/24	410	462
	Connecticut GO	5.000%	4/15/24	1,080	1,221
	Connecticut GO	5.000%	5/15/24	100	113
	Connecticut GO	5.000%	6/1/24	2,040	2,122
	Connecticut GO	4.000%	6/15/24	220	244
[6]	Connecticut GO	5.000%	7/15/24	250	286
	Connecticut GO	5.000%	8/15/24	1,050	1,154
	Connecticut GO	5.000%	10/15/24	120	133
	Connecticut GO	5.000%	11/1/24	105	106
	Connecticut GO	5.000%	5/15/25	390	460
	Connecticut GO	5.000%	6/15/25	820	969
	Connecticut GO	5.000%	10/15/25	5,160	6,169
	Connecticut GO	5.000%	10/15/25	155	171
	Connecticut GO	5.000%	11/15/25	650	779
	Connecticut GO	5.000%	5/15/26	980	1,194

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut GO	5.000%	6/15/26	1,660	1,957
Connecticut GO	5.000%	10/15/26	725	895
Connecticut GO	5.000%	10/15/26	2,425	2,680
Connecticut GO	5.000%	11/15/26	1,400	1,674
Connecticut GO	5.000%	1/15/27	2,145	2,668
Connecticut GO	5.000%	4/15/27	2,755	3,452
Connecticut GO	5.000%	5/15/27	520	632
Connecticut GO	5.000%	6/15/27	850	1,001
Connecticut GO	5.000%	8/15/27	500	612
Connecticut GO	5.000%	10/15/27	220	243
Connecticut GO	5.000%	11/1/27	1,500	1,518
Connecticut GO	5.000%	11/15/27	1,895	2,263
Connecticut GO	5.000%	4/15/28	1,000	1,287
Connecticut GO	4.000%	9/15/28	265	276
Connecticut GO	5.000%	11/15/28	470	561
Connecticut GO	5.000%	4/15/29	300	373
Connecticut GO	5.000%	6/15/29	1,300	1,527
Connecticut GO	4.000%	1/15/31	7,000	8,883
Connecticut GO	5.000%	9/15/31	210	221
Connecticut GO	5.000%	11/1/31	170	172
Connecticut GO	3.000%	1/15/32	7,500	8,616
Connecticut GO	5.000%	4/15/32	175	215
Connecticut GO	5.000%	11/15/32	125	148
Connecticut GO	3.000%	1/15/33	1,210	1,383
Connecticut GO	5.000%	4/15/33	100	123
Connecticut GO	5.000%	10/15/33	2,800	3,403
Connecticut GO	4.000%	6/15/34	3,000	3,355
Connecticut GO	5.000%	10/15/34	100	121
Connecticut GO	5.000%	11/15/34	1,000	1,181
Connecticut GO	4.000%	6/1/36	1,250	1,524
Connecticut GO	4.000%	1/15/38	250	302
Connecticut GO	4.000%	6/1/39	1,740	2,115
Connecticut GO	2.000%	1/15/41	1,835	1,802
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/21	225	226
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/22	100	105
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/22	170	179
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/23	60	64
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	2,005	2,201
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/23	240	264
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/23	100	111
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/24	1,445	1,615
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	265	304
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/24	1,560	1,791
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/24	295	326
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/25	1,500	1,603
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/25	500	589
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/25	255	303
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,000	1,147
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/25	1,500	1,788
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/25	4,710	5,199
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/26	205	243
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	515	590
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/26	1,135	1,398
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/27	1,005	1,250
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/27	1,380	1,631
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	5,350	6,126
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/27	1,720	2,104
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/27	3,260	3,596

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/28	320	378
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/28	750	913
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	1/1/29	395	421
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/29	3,225	4,249
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	150	171
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/29	6,140	7,449
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/29	175	193
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/30	1,905	2,247
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/30	155	188
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/30	225	247
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/31	410	483
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/32	435	511
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/33	6,740	7,675
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	10/1/33	12,180	13,369
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/34	100	117
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	9/1/34	7,100	8,075
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	8/1/35	500	586
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	9/1/35	115	132
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/38	1,035	1,269
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/38	750	981
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/39	415	508
Connecticut Special Tax Fuel Sales Tax Revenue	4.000%	5/1/40	430	525
Connecticut Special Tax Fuel Sales Tax Revenue	5.000%	5/1/40	500	651
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/29	8,400	11,140
Connecticut State Health & Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,550	1,757
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	7/1/22	500	523
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	1.100%	2/7/23	2,800	2,841
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	0.375%	7/12/24	3,000	3,012
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	2.000%	7/1/26	1,100	1,181
Connecticut State Health & Educational Facilities Authority College & University Revenue PUT	5.000%	2/1/28	2,250	2,864
				199,692
Delaware (0.5%)
Delaware GO	5.000%	7/1/23	2,655	2,906
Delaware GO	5.000%	2/1/31	14,000	19,318
Delaware GO	4.000%	2/1/32	23,225	29,687
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	3,240	3,569
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	105	111
Delaware Transportation Authority Fuel Sales Tax Revenue	5.000%	7/1/30	1,790	2,433
Delaware Transportation Authority Highway Revenue	5.000%	6/1/55	1,450	1,672
New Castle County DE GO	5.000%	10/1/45	1,875	2,197
University of Delaware College & University Revenue	5.000%	11/1/40	500	742
University of Delaware College & University Revenue	5.000%	11/1/41	755	1,130
University of Delaware College & University Revenue	5.000%	11/1/42	750	1,132
University of Delaware College & University Revenue	5.000%	11/1/43	485	738

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Delaware College & University Revenue	5.000%	11/1/44	465	713
	University of Delaware College & University Revenue	5.000%	11/1/45	500	772
	University of Delaware College & University Revenue, Prere.	5.000%	5/1/23	500	543
					67,663
District of Columbia (1.7%)
	District of Columbia College & University Revenue	5.000%	4/1/30	1,410	1,721
	District of Columbia College & University Revenue	5.000%	4/1/34	270	327
	District of Columbia College & University Revenue, ETM	5.000%	4/1/24	1,500	1,688
	District of Columbia GO	5.000%	6/1/22	110	115
	District of Columbia GO	5.000%	6/1/23	875	954
	District of Columbia GO	5.000%	6/1/24	155	169
	District of Columbia GO	5.000%	6/1/24	250	284
	District of Columbia GO	5.000%	6/1/25	4,620	5,027
	District of Columbia GO	5.000%	10/15/25	2,280	2,730
	District of Columbia GO	5.000%	6/1/27	235	255
	District of Columbia GO	5.000%	10/15/29	130	171
	District of Columbia GO	5.000%	6/1/30	1,085	1,229
	District of Columbia GO	5.000%	6/1/30	545	592
	District of Columbia GO	5.000%	10/15/30	155	203
	District of Columbia GO	5.000%	6/1/31	8,965	10,149
	District of Columbia GO	5.000%	6/1/33	7,095	8,011
	District of Columbia GO	4.000%	6/1/34	2,490	2,938
	District of Columbia GO	5.000%	6/1/34	2,400	2,977
	District of Columbia GO	4.000%	6/1/36	555	653
	District of Columbia GO	5.000%	6/1/36	405	472
	District of Columbia GO	5.000%	6/1/36	3,000	3,717
	District of Columbia GO	4.000%	6/1/37	875	1,027
	District of Columbia GO	5.000%	6/1/38	865	970
	District of Columbia GO	4.000%	6/1/41	180	206
	District of Columbia GO	5.000%	6/1/41	1,205	1,443
	District of Columbia GO	5.000%	6/1/41	3,265	3,976
	District of Columbia Income Tax Revenue	5.000%	10/1/22	170	180
	District of Columbia Income Tax Revenue	5.000%	12/1/23	1,390	1,480
	District of Columbia Income Tax Revenue	5.000%	12/1/26	9,000	9,576
	District of Columbia Income Tax Revenue	5.000%	12/1/27	4,550	4,840
	District of Columbia Income Tax Revenue	5.000%	10/1/28	1,085	1,412
	District of Columbia Income Tax Revenue	5.000%	3/1/29	140	184
	District of Columbia Income Tax Revenue	5.000%	10/1/30	5,000	6,793
	District of Columbia Income Tax Revenue	5.000%	12/1/31	1,470	1,564
	District of Columbia Income Tax Revenue	5.000%	3/1/36	16,300	21,340
	District of Columbia Income Tax Revenue	5.000%	12/1/36	1,765	1,792
	District of Columbia Income Tax Revenue	4.000%	3/1/37	5,000	6,052
	District of Columbia Income Tax Revenue	4.000%	12/1/37	100	104
	District of Columbia Income Tax Revenue	5.000%	3/1/39	5,055	6,619
	District of Columbia Income Tax Revenue	4.000%	3/1/40	6,000	7,218
	District of Columbia Income Tax Revenue	5.000%	3/1/44	4,650	5,987
	District of Columbia Income Tax Revenue, Prere.	5.000%	12/1/21	120	122
	District of Columbia Income Tax Revenue, Prere.	5.000%	12/1/21	865	879
[1]	District of Columbia Water & Sewer Authority Water Revenue	5.500%	10/1/23	710	756
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/34	4,005	4,743

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/39	225	256
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/40	100	119
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/44	980	1,112
	District of Columbia Water & Sewer Authority Water Revenue	5.250%	10/1/44	1,615	1,923
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/45	1,100	1,285
	District of Columbia Water & Sewer Authority Water Revenue	4.000%	10/1/49	2,285	2,729
	District of Columbia Water & Sewer Authority Water Revenue	5.000%	10/1/52	1,960	2,373
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	6,960	7,696
	District of Columbia Water & Sewer Authority Water Revenue, Prere.	5.000%	10/1/23	500	553
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/31	305	261
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/33	195	159
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/35	2,000	1,548
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/37	1,610	996
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	510	353
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/39	90	61
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	0.000%	10/1/40	1,000	673
[9]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	6.500%	10/1/41	405	521
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/44	1,000	1,176
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/44	2,500	3,104
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/49	16,525	19,321
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	3.000%	10/1/50	1,000	1,066
[1]	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	4,000	4,643
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	4.000%	10/1/53	3,895	4,534
	Metropolitan Washington Airports Authority Dulles Toll Road Highway Revenue	5.000%	10/1/53	17,175	17,664
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/32	7,430	10,188
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/37	115	152
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/38	3,075	4,051
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/45	3,400	4,095
	Washington Metropolitan Area Transit Authority Transit Revenue	4.000%	7/15/46	10,000	12,149
	Washington Metropolitan Area Transit Authority Transit Revenue	5.000%	7/15/46	8,000	10,571
					248,977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Florida (4.0%)
	Broward County FL Airport System Port, Airport & Marina Revenue	4.000%	10/1/42	490	510
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	4,485	4,742
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.000%	10/1/22	450	476
	Broward County FL Airport System Port, Airport & Marina Revenue, Prere.	5.250%	10/1/23	500	555
	Broward County FL School District COP	5.000%	7/1/22	2,670	2,790
	Broward County FL School District COP	5.000%	7/1/23	2,855	3,116
	Broward County FL School District COP	5.000%	7/1/23	250	273
	Broward County FL School District COP	5.000%	7/1/24	195	221
	Broward County FL School District COP	5.000%	7/1/25	300	352
	Broward County FL School District COP	5.000%	7/1/25	1,225	1,438
	Broward County FL School District COP	5.000%	7/1/27	105	131
	Broward County FL School District GO	5.000%	7/1/47	1,540	1,906
	Broward County FL Water & Sewer Utility Water Revenue	4.000%	10/1/42	5,500	6,676
	Broward County FL Water & Sewer Utility Water Revenue, Prere.	5.000%	10/1/22	465	492
	Cape Coral FL Water & Sewer Water Revenue	4.000%	10/1/42	3,895	4,423
[1]	Cape Coral FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/21	710	716
[1]	Cape Coral FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/21	1,100	1,109
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/26	1,560	1,908
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	100	122
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/28	8,730	11,311
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/30	1,180	1,366
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/31	1,520	1,755
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/31	4,800	6,637
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/32	3,000	4,120
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	305	370
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/33	8,830	12,024
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	280	339
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/34	1,000	1,357
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	500	576
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/35	2,500	3,126
[1]	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/35	3,500	4,740
	Central Florida Expressway Authority Highway Revenue	3.250%	7/1/36	150	164
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/36	695	789
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	1,050	1,191

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/37	7,250	9,002
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	1,020	1,155
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/38	6,125	7,579
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	1,505	1,702
[1]	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/39	6,350	7,837
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/40	2,000	2,263
	Central Florida Expressway Authority Highway Revenue	4.000%	7/1/41	1,860	2,145
	Central Florida Expressway Authority Highway Revenue	5.000%	7/1/42	2,200	2,687
	Deerfield Beach FL Miscellaneous Revenue	5.250%	12/1/41	3,255	4,221
	Florida Department of Management Services COP	5.000%	11/1/27	1,765	2,235
	Florida Department of Transportation Turnpike System Highway Revenue	3.000%	7/1/38	3,085	3,450
	Florida GO	5.000%	6/1/22	1,400	1,457
	Florida GO	5.000%	6/1/22	3,695	3,847
	Florida GO	5.000%	6/1/23	1,360	1,483
	Florida GO	5.000%	6/1/23	150	164
	Florida GO	5.000%	6/1/23	150	164
	Florida GO	5.000%	6/1/24	145	151
	Florida GO	5.000%	6/1/25	300	312
	Florida GO	5.000%	6/1/25	26,060	30,792
	Florida GO	5.000%	6/1/28	6,000	7,776
	Florida GO	5.000%	7/1/28	6,795	8,793
	Florida GO	4.000%	7/1/30	730	893
	Florida GO	4.000%	7/1/43	1,225	1,455
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/42	560	650
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Ringling College Project)	5.000%	3/1/47	4,500	5,199
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	3.000%	12/1/48	4,055	4,345
	Florida Higher Educational Facilities Financial Authority College & University Revenue (Rollins College Project)	4.000%	12/1/50	3,750	4,393
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/41	2,750	3,207
	Florida Keys Aqueduct Authority Water Revenue	5.000%	9/1/49	3,500	4,040
	Florida Lottery Revenue	5.000%	7/1/24	1,355	1,545
	Florida Lottery Revenue	5.000%	7/1/25	1,920	2,274
	Florida Lottery Revenue	5.000%	7/1/26	1,535	1,881
	Florida Lottery Revenue	5.000%	7/1/28	1,455	1,889
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/22	325	343
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/24	650	747
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/27	225	276
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/28	805	984
	Florida Municipal Power Agency Electric Power & Light Revenue	5.000%	10/1/29	225	274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Florida Municipal Power Agency Electric Power & Light Revenue	4.000%	10/1/30	1,330	1,576
	Greater Orlando Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/39	400	404
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/43	40	51
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	535	609
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/44	5,330	6,052
	Hillsborough County Aviation Authority Port, Airport & Marina Revenue	5.000%	10/1/48	10	13
	Hillsborough County School Board (Master Lease Program) COP	5.000%	7/1/26	375	442
	Hillsborough County School Board (Master Lease Program) COP, Prere.	5.000%	7/1/22	1,415	1,479
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	785	899
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/30	525	643
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	515	590
	Jacksonville FL Miscellaneous Revenue	5.000%	10/1/31	325	398
	Jacksonville FL Sales Tax Revenue	5.000%	10/1/24	1,350	1,427
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/26	1,075	1,317
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/27	1,250	1,573
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/29	2,240	2,827
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/30	1,000	1,257
	JEA Electric System Electric Power & Light Revenue	4.000%	10/1/38	2,200	2,574
	JEA Electric System Electric Power & Light Revenue	5.000%	10/1/39	30	33
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	385	407
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/22	625	660
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	440	476
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	4/1/23	360	389
	JEA Electric System Electric Power & Light Revenue, Prere.	5.000%	10/1/23	10	11
	Martin County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/24	7,230	8,360
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/40	3,500	4,099
	Miami Beach FL Miscellaneous Taxes Revenue	5.000%	9/1/45	1,900	2,211
	Miami Beach FL Stormwater Sewer Revenue	5.000%	9/1/47	3,000	3,139
	Miami Beach FL Water & Sewer Water Revenue	5.000%	9/1/47	4,125	5,112
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/40	270	299
[1]	Miami Beach Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/44	235	260
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/30	2,150	2,487
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/32	100	116
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/40	335	384
	Miami-Dade County Educational Facilities Authority College & University Revenue	4.000%	4/1/45	250	274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Educational Facilities Authority College & University Revenue	5.000%	4/1/45	1,620	1,850
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/23	185	201
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/24	2,570	2,906
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/25	735	835
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/26	100	113
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/27	1,920	2,173
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/30	815	981
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/40	5,470	5,487
	Miami-Dade County Expressway Authority Highway Revenue	5.000%	7/1/44	260	290
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/34	255	309
	Miami-Dade County FL (Building Better Communities Program) GO	5.000%	7/1/45	8,400	10,043
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/26	520	618
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/28	710	864
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/30	1,360	1,651
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/37	910	1,038
	Miami-Dade County FL Aviation Port, Airport & Marina Revenue	5.000%	10/1/41	10,005	12,118
	Miami-Dade County FL Aviation Revenue Sales Tax Revenue	5.000%	7/1/43	15	18
	Miami-Dade County FL GO	5.000%	7/1/27	3,355	4,243
	Miami-Dade County FL GO	5.000%	7/1/33	5,060	6,136
	Miami-Dade County FL GO	4.000%	7/1/35	110	121
	Miami-Dade County FL GO	5.000%	7/1/37	1,300	1,567
[1]	Miami-Dade County FL Hotel Occupancy Tax Revenue , Prere.	5.000%	10/1/22	170	180
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	4.000%	10/1/22	55	57
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	4,785	5,059
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	5,000	5,286
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	3,470	3,668
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	5,450	5,762
	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	1,450	1,533
[1]	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	35	37
[2]	Miami-Dade County FL Hotel Occupancy Tax Revenue, Prere.	5.000%	10/1/22	25	26
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/34	740	900
	Miami-Dade County FL Miscellaneous Taxes Revenue	5.000%	10/1/35	1,115	1,354
[9]	Miami-Dade County FL Recreational Revenue	6.875%	10/1/34	715	1,044

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[9]	Miami-Dade County FL Recreational Revenue	0.000%	10/1/48	910	450
[9]	Miami-Dade County FL Recreational Revenue	0.000%	4/1/49	1,975	878
	Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/35	12,410	15,315
	Miami-Dade County FL Transit System Sales Revenue	4.000%	7/1/50	5,055	5,927
	Miami-Dade County FL Transit System Sales Tax Revenue	4.000%	7/1/38	1,530	1,724
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	4.000%	7/1/22	190	197
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	785	820
	Miami-Dade County FL Transit System Sales Tax Revenue, Prere.	5.000%	7/1/22	2,480	2,592
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/22	120	127
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/23	1,255	1,386
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/25	1,480	1,763
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/26	3,690	4,395
	Miami-Dade County FL Water & Sewer Water Revenue	5.000%	10/1/30	1,320	1,572
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/36	1,750	2,070
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/38	4,250	5,012
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/44	1,860	2,140
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/46	2,200	2,641
	Miami-Dade County FL Water & Sewer Water Revenue	3.375%	10/1/47	1,215	1,342
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	3,420	4,009
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/48	6,515	7,806
	Miami-Dade County FL Water & Sewer Water Revenue	4.000%	10/1/49	5,025	5,913
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/22	1,830	1,935
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	4,000	4,423
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.000%	10/1/23	250	276
	Miami-Dade County FL Water & Sewer Water Revenue, Prere.	5.250%	10/1/23	250	278
[1]	Miami-Dade County FL Water Revenue	5.250%	10/1/22	100	106
	Miami-Dade County FL Water Revenue	5.000%	10/1/28	1,000	1,264
	Miami-Dade County FL Water Revenue	4.000%	10/1/42	3,965	4,795
	Miami-Dade County FL Water Revenue	4.000%	10/1/44	1,875	2,258
	Miami-Dade County FL Water Revenue	4.000%	10/1/51	4,000	4,778
	Miami-Dade County School Board COP	5.000%	2/1/24	1,335	1,490
	Miami-Dade County School Board COP	5.000%	2/1/25	220	255
	Miami-Dade County School Board COP	5.000%	2/1/26	1,810	2,167
	Miami-Dade County School Board COP	5.000%	5/1/27	3,000	3,496
	Miami-Dade County School Board COP	5.000%	5/1/28	1,340	1,557
	Miami-Dade County School Board GO	5.000%	3/15/44	7,370	8,162
	Miami-Dade County School Board GO	5.000%	3/15/46	3,250	3,807

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Miami-Dade County Seaport Department Port, Airport & Marina Revenue	5.500%	10/1/42	8,460	9,276
	Mid-bay Bridge Authority Highway Revenue	5.000%	10/1/35	5,000	5,737
[1]	Mid-Bay Bridge Authority Highway Revenue	4.000%	10/1/40	270	298
	Mid-Bay Bridge Authority Highway Revenue, Prere.	7.250%	10/1/21	8,000	8,092
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/22	405	428
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/23	75	83
	Orange County Convention Center Hotel Occupancy Tax Revenue	5.000%	10/1/24	1,260	1,443
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/33	2,085	2,414
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/34	1,185	1,372
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	350	405
	Orange County Convention Center Miscellaneous Taxes Revenue	4.000%	10/1/36	205	237
	Orange County Health Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	4/1/22	35	36
	Orange County School Board COP	5.000%	8/1/25	1,485	1,761
	Orange County School Board COP	5.000%	8/1/25	100	119
	Orange County School Board COP	5.000%	8/1/32	3,600	5,068
	Orange County School Board COP	5.000%	8/1/33	1,360	1,642
	Orange County School Board COP	5.000%	8/1/34	1,400	1,688
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	310	351
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.000%	5/1/24	2,865	3,246
	Orlando FL Miscellaneous Taxes Revenue, Prere.	5.250%	5/1/24	200	228
	Orlando Utilities Commission Water Revenue	5.000%	10/1/23	580	641
	Orlando Utilities Commission Water Revenue	5.000%	10/1/24	25	29
	Orlando Utilities Commission Water Revenue	5.000%	10/1/25	1,000	1,194
	Orlando-Orange County Expressway Authority Highway Revenue	5.000%	7/1/22	465	486
[1]	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	490	512
	Orlando-Orange County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/23	425	464
[4]	Osceola County Expressway Authority Highway Revenue, 5.800% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	45	56
[4]	Osceola County Expressway Authority Highway Revenue, 6.150% coupon rate effective 10/1/24, Prere.	0.000%	10/1/31	590	743
	Osceola County Expressway Authority Highway Revenue, ETM	0.000%	10/1/21	215	215
	Osceola County Expressway Authority Highway Revenue, ETM	0.000%	10/1/22	250	249
	Osceola County Expressway Authority Highway Revenue, Prere.	5.375%	10/1/24	570	662
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/30	220	186
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/34	465	336
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/36	1,230	821
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/36	1,095	1,410
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/37	970	622

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/38	620	382
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/39	375	222
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/44	945	1,195
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/48	1,500	619
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/49	3,250	1,290
	Osceola County FL Transportation Highway Revenue	5.000%	10/1/49	300	377
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/50	5,175	1,972
	Osceola County FL Transportation Highway Revenue	0.000%	10/1/51	3,000	1,097
	Osceola County FL Transportation Highway Revenue	4.000%	10/1/54	400	463
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/43	1,205	604
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/44	1,315	634
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/45	1,535	712
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/46	2,600	1,159
	Osceola FL Transportation County Highway Revenue	0.000%	10/1/47	3,250	1,395
	Palm Beach County School District COP	5.000%	8/1/26	1,135	1,387
	Palm Beach County School District COP	5.000%	8/1/27	800	1,007
	Palm Beach County School District COP	5.000%	8/1/27	490	582
	Palm Beach County School District COP	5.000%	8/1/28	200	258
	Palm Beach County School District COP	5.000%	8/1/31	130	153
	Palm Beach County School District COP	5.000%	8/1/34	3,900	5,161
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/24	145	146
	Palm Beach County Solid Waste Authority Resource Recovery Revenue	5.000%	10/1/31	785	791
	Palm Beach County Solid Waste Authority Resource Recovery Revenue, Prere.	5.000%	10/1/21	5	5
	Palm Beach FL Water & Sewer Revenue County Water Revenue, Prere.	5.000%	10/1/23	250	276
	Pasco County FL Water & Sewer Water Revenue	4.000%	10/1/44	5,255	5,830
	Pasco County School Board COP	5.000%	8/1/32	1,000	1,400
[2]	Polk County FL Utility System Water Revenue, Prere.	5.000%	10/1/23	6,500	7,172
	Port St. Lucie FL	3.250%	7/1/45	105	112
	Reedy Creek Improvement District GO, Prere.	5.000%	6/1/23	1,565	1,705
	Reedy Creek Improvement District GO, Prere.	5.250%	6/1/23	885	968
	School Board of Miami-Dade County COP	5.000%	5/1/26	1,685	1,969
	School Board of Miami-Dade County COP	5.000%	2/1/27	1,520	1,820
	School District of Broward County COP	5.000%	7/1/30	310	414
	South Florida Water Management District COP	5.000%	10/1/33	420	502
	South Florida Water Management District COP	5.000%	10/1/35	25	30
	St. Johns FL Water & Sewer Revenu County Water Revenue, Prere.	5.000%	6/1/24	700	796
	St. Johns FL Water & Sewer Revenu County Water Revenue, Prere.	5.000%	6/1/24	1,000	1,137
	Tallahassee FL Energy System Electric Power & Light Revenue	5.000%	10/1/33	1,000	1,145

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tampa FL College & University Revenue	5.000%	4/1/45	2,175	2,718
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	783
	Tampa FL Tobacco & Liquor Taxes Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	307
	Tampa FL Water & Wastewater System Water Revenue	5.000%	10/1/46	3,370	4,427
	Tampa-Hillsborough County Expressway Authority Highway Revenue	4.000%	7/1/42	4,250	4,919
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/47	3,250	3,957
	Tampa-Hillsborough County Expressway Authority Highway Revenue	5.000%	7/1/48	1,925	2,338
	Tampa-Hillsborough County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	4,515	4,716
	Tampa-Hillsborough County Expressway Authority Highway Revenue, Prere.	5.000%	7/1/22	210	219
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/30	1,000	1,160
	Volusia County Educational Facility Authority College & University Revenue	5.000%	10/15/31	520	603
					581,457
Georgia (1.8%)
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/22	3,500	3,657
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/25	5,000	5,919
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/28	1,775	1,982
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	1/1/29	295	329
	Atlanta GA Airport Passenger Facility Charge Port, Airport & Marina Revenue	5.000%	7/1/38	1,680	2,158
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	1,720	2,036
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/27	150	189
	Atlanta GA Department of Aviation Port, Airport & Marina Revenue	5.000%	1/1/42	2,235	2,280
[1]	Atlanta GA Water & Wastewater Water Revenue	5.250%	11/1/27	160	199
[3]	Atlanta GA Water & Wastewater Water Revenue	5.500%	11/1/27	515	625
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/28	270	315
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/29	215	251
[1]	Atlanta GA Water & Wastewater Water Revenue	5.750%	11/1/30	1,825	2,605
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/40	7,445	8,683
	Atlanta GA Water & Wastewater Water Revenue	5.000%	11/1/47	5,275	6,549
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,270	2,672
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	260	306
	Atlanta GA Water & Wastewater Water Revenue, Prere.	5.000%	5/1/25	2,775	3,266
	DeKalb County GA Water & Sewerage Water Revenue	5.250%	10/1/41	5,405	5,449
	DeKalb County School District GO	4.000%	10/1/21	4,045	4,071
	Georgia GO	5.000%	10/1/21	250	252
	Georgia GO	5.000%	2/1/22	125	128
	Georgia GO	5.000%	7/1/22	1,000	1,045
	Georgia GO	4.000%	10/1/22	5,145	5,380
	Georgia GO	4.500%	11/1/22	210	212

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Georgia GO	5.000%	1/1/23	1,175	1,257
	Georgia GO	5.000%	7/1/23	2,000	2,189
	Georgia GO	5.000%	7/1/23	220	241
	Georgia GO	5.000%	8/1/23	7,000	7,689
	Georgia GO	4.000%	10/1/23	100	104
	Georgia GO	5.000%	12/1/23	200	223
	Georgia GO	5.000%	2/1/24	5,000	5,610
	Georgia GO	4.000%	1/1/25	1,195	1,350
	Georgia GO	5.000%	1/1/25	375	401
	Georgia GO	5.000%	1/1/25	3,970	4,620
	Georgia GO	5.000%	2/1/25	2,350	2,744
	Georgia GO	5.000%	2/1/25	1,290	1,445
	Georgia GO	4.000%	7/1/25	865	992
	Georgia GO	5.000%	8/1/25	200	238
	Georgia GO	5.000%	12/1/25	280	337
	Georgia GO	5.000%	2/1/26	1,255	1,519
	Georgia GO	5.000%	7/1/26	2,750	3,374
	Georgia GO	5.000%	8/1/26	1,060	1,304
	Georgia GO	5.000%	2/1/27	5,065	6,104
	Georgia GO	5.000%	2/1/27	2,825	3,164
	Georgia GO	5.000%	2/1/27	1,055	1,318
	Georgia GO	5.000%	7/1/27	240	251
	Georgia GO	5.000%	7/1/27	1,990	2,518
	Georgia GO	5.000%	7/1/27	1,985	2,512
	Georgia GO	5.000%	2/1/28	190	229
	Georgia GO	5.000%	2/1/28	2,420	3,010
	Georgia GO	5.000%	2/1/28	10	12
	Georgia GO	5.000%	7/1/28	200	247
	Georgia GO	5.000%	2/1/29	470	566
	Georgia GO	5.000%	2/1/30	5,000	6,011
	Georgia GO	5.000%	2/1/30	500	621
	Georgia GO	5.000%	7/1/30	5,645	7,478
	Georgia GO	5.000%	7/1/30	2,055	2,582
	Georgia GO	5.000%	7/1/31	2,000	2,638
	Georgia GO	5.000%	7/1/32	1,465	1,878
	Georgia GO	5.000%	8/1/32	7,000	9,488
	Georgia GO	5.000%	7/1/33	16,075	22,252
	Georgia GO	4.000%	7/1/34	3,325	4,008
[3]	Georgia Local Government COP	4.750%	6/1/28	78	88
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,335	2,682
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.000%	7/1/60	2,395	2,751
	Georgia Municipal Electric Authority Electric Power & Light Revenue (Plant Vogtle Units 3&4 Project)	5.500%	7/1/60	600	701
	Georgia Municipal Electric Authority Nuclear Revenue	5.000%	1/1/22	730	744
	Georgia Municipal Electric Authority Nuclear Revenue (General Resolution Projects)	5.000%	1/1/26	785	935
[1]	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/44	1,000	1,154
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/49	3,120	3,831
	Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/56	1,000	1,236

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	4.000%	1/1/59	1,000	1,136
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	1,000	1,221
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/59	2,155	2,638
Georgia Municipal Electric Authority Nuclear Revenue (Plant Vogtle Units 3&4 Project)	5.000%	1/1/63	3,000	3,696
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/28	3,995	4,820
Georgia Municipal Electric Authority Nuclear Revenue (Project No. 1)	5.000%	1/1/29	1,000	1,200
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/25	1,000	1,179
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/28	1,520	1,962
Georgia State Road & Tollway Authority Government Fund/Grant Revenue	5.000%	6/1/29	4,000	5,280
Gwinnett County School District GO	5.000%	8/1/21	1,680	1,680
Gwinnett County School District GO	5.000%	8/1/22	1,150	1,207
Gwinnett County School District GO	5.000%	2/1/31	1,050	1,243
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/28	3,950	5,141
Gwinnett County Water & Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	8/1/29	4,025	5,363
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/22	1,200	1,232
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	4.000%	7/1/29	2,100	2,502
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/31	2,100	2,548
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/33	235	285
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	3.000%	7/1/35	5,585	6,302
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/37	100	121
Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue	5.000%	7/1/45	10,000	11,725
Paulding County GA Water & Sewerage Water Revenue	3.000%	12/1/48	100	108
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/25	275	327
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/29	1,500	1,993
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/30	6,750	9,153
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/40	1,500	1,833
Private Colleges & Universities Authority College & University Revenue	4.000%	9/1/41	1,865	2,273
Private Colleges & Universities Authority College & University Revenue	5.000%	4/1/44	575	630
Private Colleges & Universities Authority College & University Revenue	5.000%	10/1/46	1,250	1,510
Private Colleges & Universities Authority College & University Revenue	5.000%	9/1/48	2,095	2,671
Sandy Springs Public Facilities Authority Lease (Non-Terminable) Revenue (City Center Project), Prere.	4.000%	5/1/26	190	222
				270,405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Guam (0.0%)
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	1,245	1,368
Hawaii (0.7%)
	Hawaii GO	5.000%	8/1/21	3,040	3,040
	Hawaii GO	5.000%	11/1/21	160	162
	Hawaii GO	5.000%	12/1/21	200	203
	Hawaii GO	5.000%	11/1/22	170	181
	Hawaii GO	5.000%	8/1/23	1,035	1,136
	Hawaii GO	5.000%	10/1/23	930	1,028
	Hawaii GO	5.000%	10/1/23	2,090	2,310
	Hawaii GO	5.000%	8/1/24	265	303
	Hawaii GO	5.000%	8/1/24	1,005	1,102
	Hawaii GO	5.000%	10/1/24	720	829
	Hawaii GO	5.000%	8/1/25	770	880
	Hawaii GO	5.000%	8/1/25	935	1,068
	Hawaii GO	5.000%	10/1/26	1,485	1,773
	Hawaii GO	5.000%	4/1/27	1,095	1,325
	Hawaii GO	5.000%	10/1/27	1,565	1,929
	Hawaii GO	4.000%	4/1/28	400	463
	Hawaii GO	5.000%	5/1/28	200	250
	Hawaii GO	5.000%	8/1/28	80	91
	Hawaii GO	5.000%	8/1/28	2,050	2,244
	Hawaii GO	5.000%	10/1/28	345	424
	Hawaii GO	4.000%	4/1/29	1,750	2,019
	Hawaii GO	5.000%	8/1/29	790	898
	Hawaii GO	5.000%	8/1/30	3,375	3,837
	Hawaii GO	5.000%	8/1/30	45	49
	Hawaii GO	5.000%	10/1/30	1,215	1,529
	Hawaii GO	4.000%	10/1/31	1,675	1,961
	Hawaii GO	5.000%	10/1/31	360	452
	Hawaii GO	4.000%	5/1/32	2,955	3,494
	Hawaii GO	4.000%	1/1/34	2,675	3,152
	Hawaii GO	4.000%	10/1/34	2,510	2,852
	Hawaii GO	3.000%	4/1/36	165	177
	Hawaii GO, Prere.	5.000%	12/1/21	90	91
	Hawaii GO, Prere.	5.000%	12/1/21	135	137
	Hawaii GO, Prere.	5.000%	12/1/21	125	127
	Hawaii GO, Prere.	5.000%	12/1/21	65	66
	Hawaii GO, Prere.	5.000%	12/1/21	260	264
	Hawaii GO, Prere.	5.000%	12/1/21	195	198
	Hawaii GO, Prere.	5.000%	12/1/21	100	102
	Hawaii GO, Prere.	5.000%	12/1/21	490	498
	Hawaii GO, Prere.	5.000%	12/1/21	460	467
	Hawaii GO, Prere.	5.000%	12/1/21	240	244
	Hawaii GO, Prere.	5.000%	8/1/23	40	44
	Hawaii GO, Prere.	5.000%	8/1/23	80	88
	Honolulu County HI GO, Prere.	5.000%	11/1/22	525	557
	Honolulu County HI GO, Prere.	5.000%	11/1/22	300	318
	Honolulu Hi City & County (Honolulu Rail Transit Program) GO	5.000%	3/1/31	455	605
	Honolulu HI City & County (Honolulu Rail Transit Project) GO	5.000%	3/1/27	1,120	1,395
	Honolulu HI City & County GO	5.000%	10/1/21	960	968
	Honolulu HI City & County GO	4.000%	7/1/22	800	829
	Honolulu HI City & County GO	5.000%	7/1/22	1,985	2,074
	Honolulu HI City & County GO	5.000%	7/1/23	2,000	2,187
[6]	Honolulu HI City & County GO	5.000%	3/1/31	30,500	41,659

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Honolulu HI City & County GO	5.000%	10/1/37	750	879
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/31	435	503
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/33	625	720
Honolulu HI City & County Wastewater System Sewer Revenue	4.000%	7/1/38	1,150	1,355
Honolulu HI City & County Wastewater System Sewer Revenue	5.000%	7/1/49	6,035	7,649
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/22	185	193
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	1,885	2,233
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	355	421
Honolulu HI City & County Wastewater System Sewer Revenue, Prere.	5.000%	7/1/25	5	6
				108,038
Idaho (0.0%)
Idaho Housing & Finance Association Appropriations Revenue RAN	5.000%	7/15/26	1,040	1,266
Idaho State Building Authority Lease (Appropriation) Revenue (St. Office Campus Project)	4.000%	9/1/48	1,000	1,151
				2,417
Illinois (4.4%)
Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/33	100	125
Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/34	100	125
Chicago Board of Education Miscellaneous Taxes Revenue	5.750%	4/1/35	650	809
Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/42	2,000	2,445
Chicago Board of Education Miscellaneous Taxes Revenue	5.000%	4/1/46	1,000	1,215
Chicago Board of Education Miscellaneous Taxes Revenue	6.000%	4/1/46	2,615	3,246
Chicago Housing Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,855	2,262
Chicago IL GO	5.000%	1/1/24	765	846
Chicago IL GO	5.000%	1/1/25	3,360	3,852
Chicago IL GO	5.000%	1/1/26	610	722
Chicago IL GO	5.250%	1/1/28	690	792
Chicago IL GO	5.000%	1/1/29	200	255
Chicago IL GO	5.500%	1/1/30	185	213
Chicago IL GO	5.625%	1/1/30	1,225	1,523
Chicago IL GO	5.000%	1/1/31	270	341
Chicago IL GO	5.500%	1/1/31	840	966
Chicago IL GO	5.625%	1/1/31	200	248
Chicago IL GO	5.000%	1/1/32	200	257
Chicago IL GO	5.500%	1/1/33	710	815
Chicago IL GO	5.750%	1/1/33	515	640
Chicago IL GO	5.000%	1/1/34	300	305
Chicago IL GO	5.000%	1/1/34	115	125
Chicago IL GO	5.500%	1/1/34	310	356
Chicago IL GO	5.500%	1/1/34	75	86
Chicago IL GO	5.000%	1/1/35	700	762
Chicago IL GO	5.500%	1/1/35	250	323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago IL GO	5.000%	1/1/38	1,350	1,550
	Chicago IL GO	6.000%	1/1/38	8,910	11,161
	Chicago IL GO	5.000%	1/1/39	5,000	6,194
	Chicago IL GO	5.500%	1/1/39	335	383
	Chicago IL GO	5.000%	1/1/40	2,905	2,933
	Chicago IL GO	5.000%	1/1/44	6,060	7,480
	Chicago IL GO	5.500%	1/1/49	1,000	1,262
	Chicago IL GO, ETM	5.000%	1/1/22	85	87
	Chicago IL GO, ETM	5.000%	1/1/23	10	11
	Chicago IL Sales Tax Revenue, Prere.	5.250%	1/1/22	1,715	1,752
[3]	Chicago IL Wastewater Transmission Sewer Revenue	0.000%	1/1/28	580	537
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/39	150	171
[1]	Chicago IL Wastewater Transmission Sewer Revenue	5.250%	1/1/42	2,500	3,065
	Chicago IL Wastewater Transmission Sewer Revenue	5.000%	1/1/47	500	593
	Chicago IL Waterworks Water Revenue	5.000%	11/1/28	860	1,052
	Chicago IL Waterworks Water Revenue	5.000%	11/1/29	110	116
	Chicago IL Waterworks Water Revenue	5.000%	11/1/30	360	436
[1]	Chicago IL Waterworks Water Revenue	5.000%	11/1/37	1,000	1,238
	Chicago IL Waterworks Water Revenue	5.000%	11/1/42	5,295	5,575
	Chicago IL Waterworks Water Revenue (2nd Lien Project)	5.000%	11/1/44	4,920	5,557
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	100	107
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	75	83
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	100	106
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	390	461
	Chicago Midway International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,840	2,170
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	595	664
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/24	700	781
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	215	249
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/25	955	1,108
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	2,310	2,676
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/26	1,490	1,789
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/27	960	1,111
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	1,695	1,729
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/28	745	861
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/28	190	236
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/29	225	260
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	3,425	3,954
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/30	650	773

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/31	825	952
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	100	115
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/32	165	196
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	320	369
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/33	510	605
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	305	372
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	605	697
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	500	593
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/34	245	291
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	75	86
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/35	5,000	6,016
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/35	290	344
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/36	4,000	4,789
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	100	119
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/36	325	395
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	2,500	3,034
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/37	400	473
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.250%	1/1/37	450	552
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	2,900	3,455
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.000%	1/1/38	5,100	6,076
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/38	350	424
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/38	2,000	2,144
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	815	987
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/39	550	585
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/41	2,000	2,362
[2]	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.250%	1/1/42	50	58
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.750%	1/1/43	2,000	2,144
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/44	350	372
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/46	1,405	1,611
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/47	4,785	5,780

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/52	9,280	11,200
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	5.000%	1/1/53	15,000	18,567
	Chicago O'Hare International Airport Port, Airport & Marina Revenue, ETM	5.000%	1/1/22	115	117
[2]	Chicago Park District GO	4.000%	1/1/41	1,000	1,149
	Chicago Transit Authority Capital Grant Receipts Government Fund/Grant Revenue	5.000%	6/1/28	1,500	1,916
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/44	200	229
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/46	5,000	6,015
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.250%	12/1/49	15,045	17,389
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	1,425	1,701
[1]	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	5.000%	12/1/51	500	584
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	4.000%	12/1/55	13,500	15,510
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue, Prere.	5.250%	12/1/21	1,535	1,561
	Cook County Community College District No. 508 GO	5.500%	12/1/38	200	219
[2]	Cook County Community College District No. 508 GO	5.000%	12/1/47	3,445	4,063
	Cook County IL GO	5.000%	11/15/23	335	371
	Cook County IL GO	5.000%	11/15/24	430	456
	Cook County IL GO	5.250%	11/15/24	200	203
	Cook County IL GO	5.000%	11/15/25	305	324
	Cook County IL GO	5.250%	11/15/25	100	101
	Cook County IL GO	5.000%	11/15/26	175	216
	Cook County IL GO	5.250%	11/15/28	1,175	1,192
	Cook County IL GO	4.000%	11/15/29	215	225
	Cook County IL GO	5.000%	11/15/31	670	808
	Cook County IL GO	5.000%	11/15/31	330	442
	Cook County IL GO	5.000%	11/15/32	220	294
	Cook County IL GO	5.000%	11/15/33	210	280
	Cook County IL Sales Tax Revenue	5.000%	11/15/37	525	556
	Cook County IL Sales Tax Revenue	4.000%	11/15/39	3,000	3,626
	Cook County IL Sales Tax Revenue	4.000%	11/15/40	3,000	3,619
	Cook County IL Sales Tax Revenue	4.000%	11/15/41	3,000	3,607
	Evanston IL GO	3.500%	12/1/38	645	721
[2]	Evanston IL GO	3.500%	12/1/39	755	848
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/39	5,000	5,856
	Illinois (Rebuild Illinois Program) GO	4.000%	11/1/43	2,000	2,319
	Illinois Finance Authority College & University Revenue	4.000%	10/1/32	90	91
	Illinois Finance Authority College & University Revenue	4.000%	10/1/33	50	50
	Illinois Finance Authority College & University Revenue	5.000%	10/1/35	1,250	1,849
	Illinois Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,875
	Illinois Finance Authority College & University Revenue	5.000%	10/1/37	1,350	2,048
	Illinois Finance Authority College & University Revenue	5.000%	10/1/38	1,310	2,011

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois Finance Authority College & University Revenue	5.000%	9/1/46	140	162
Illinois Finance Authority College & University Revenue	5.000%	10/1/51	715	721
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,300	2,629
Illinois Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/1/24	2,805	3,206
Illinois Finance Authority Water Revenue	5.000%	7/1/32	195	240
Illinois Finance Authority Water Revenue	4.000%	7/1/38	10,000	12,312
Illinois Finance Authority Water Revenue	4.000%	7/1/39	5,250	6,447
Illinois GO	5.000%	8/1/21	3,345	3,345
Illinois GO	5.000%	10/1/21	2,375	2,394
Illinois GO	5.000%	11/1/21	15,570	15,755
Illinois GO	5.000%	12/1/21	600	610
Illinois GO	5.000%	2/1/22	1,300	1,331
Illinois GO	5.000%	5/1/22	2,500	2,590
Illinois GO	5.250%	5/1/22	3,830	3,974
Illinois GO	4.000%	9/1/22	215	224
Illinois GO	5.000%	2/1/23	95	102
Illinois GO	5.000%	2/1/23	150	161
Illinois GO	5.000%	5/1/23	200	216
Illinois GO	5.000%	7/1/23	580	632
Illinois GO	5.000%	10/1/23	1,200	1,320
Illinois GO	5.000%	11/1/23	2,500	2,760
Illinois GO	5.000%	12/1/23	2,000	2,215
Illinois GO	5.000%	2/1/24	125	139
Illinois GO	5.000%	2/1/24	345	385
Illinois GO	5.500%	7/1/24	600	659
Illinois GO	5.000%	11/1/24	5,660	6,485
Illinois GO	5.000%	2/1/25	100	116
Illinois GO	5.000%	3/1/25	390	401
Illinois GO	5.500%	7/1/25	335	367
Illinois GO	4.000%	8/1/25	580	601
Illinois GO	5.000%	10/1/25	115	136
Illinois GO	5.000%	11/1/25	9,160	10,851
Illinois GO	5.000%	2/1/26	250	298
Illinois GO	5.000%	5/1/26	5,000	6,004
Illinois GO	5.500%	7/1/26	375	410
Illinois GO	5.000%	11/1/26	5,000	6,078
Illinois GO	5.000%	1/1/27	640	754
Illinois GO	5.000%	2/1/27	150	166
Illinois GO	5.000%	3/1/27	5,000	6,125
Illinois GO	5.000%	5/1/27	350	392
Illinois GO	5.000%	6/1/27	250	299
Illinois GO	5.000%	10/1/27	1,650	2,046
Illinois GO	5.000%	11/1/27	13,000	16,152
Illinois GO	5.000%	5/1/28	130	145
Illinois GO	5.250%	7/1/28	50	54
Illinois GO	5.000%	9/1/28	210	266
Illinois GO	5.000%	10/1/28	12,660	16,045
Illinois GO	5.000%	11/1/28	8,555	10,583
Illinois GO	5.000%	2/1/29	215	260
Illinois GO	5.250%	2/1/29	2,500	2,792
Illinois GO	5.000%	5/1/29	125	140
Illinois GO	5.000%	10/1/29	4,100	5,163
Illinois GO	5.000%	11/1/29	22,075	27,137
Illinois GO	5.500%	5/1/30	1,000	1,345

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Illinois GO	5.250%	12/1/30	160	199
Illinois GO	5.500%	1/1/31	150	205
Illinois GO	5.000%	10/1/31	2,000	2,618
Illinois GO	4.000%	6/1/32	80	89
Illinois GO	4.000%	10/1/32	3,490	4,218
Illinois GO	5.000%	3/1/33	6,000	7,879
Illinois GO	5.000%	10/1/33	3,465	4,317
Illinois GO	4.000%	12/1/33	3,425	3,923
Illinois GO	5.000%	1/1/34	665	678
Illinois GO	4.000%	10/1/34	100	120
Illinois GO	5.000%	3/1/35	1,500	1,956
Illinois GO	4.000%	6/1/35	120	134
Illinois GO	5.000%	12/1/35	1,500	1,820
Illinois GO	5.000%	3/1/36	2,400	3,119
Illinois GO	4.125%	10/1/36	2,000	2,415
Illinois GO	5.000%	3/1/37	3,750	4,857
Illinois GO	4.000%	10/1/37	2,500	2,985
Illinois GO	4.000%	3/1/38	3,000	3,599
Illinois GO	5.500%	7/1/38	1,125	1,217
Illinois GO	4.000%	10/1/38	1,000	1,191
Illinois GO	4.000%	3/1/39	5,895	7,055
Illinois GO	5.000%	5/1/39	2,000	2,430
Illinois GO	5.000%	5/1/39	555	615
Illinois GO	5.500%	5/1/39	4,500	5,900
Illinois GO	4.000%	3/1/40	5,000	5,962
Illinois GO	4.250%	12/1/40	785	905
Illinois GO	4.000%	3/1/41	1,900	2,258
Illinois GO	4.000%	10/1/42	3,065	3,610
Illinois GO	5.750%	5/1/45	3,485	4,584
Illinois GO	5.000%	3/1/46	3,000	3,810
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/22	100	102
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/23	405	434
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/24	220	245
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/27	300	354
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/29	140	165
Illinois Municipal Electric Agency Electric Power & Light Revenue	5.000%	2/1/31	1,000	1,176
Illinois Municipal Electric Agency Electric Power & Light Revenue	4.000%	2/1/33	255	289
Illinois Sales Tax Revenue	5.000%	6/15/22	840	873
Illinois Sales Tax Revenue	5.000%	6/15/22	1,080	1,122
Illinois Sales Tax Revenue	5.000%	6/15/23	310	336
Illinois Sales Tax Revenue	5.000%	6/15/24	1,110	1,202
Illinois Sales Tax Revenue	5.000%	6/15/25	315	341
Illinois Sales Tax Revenue	5.000%	6/15/26	1,530	1,651
Illinois Sales Tax Revenue	5.000%	6/15/29	245	291
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/21	150	152
Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/22	2,000	2,131
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/23	130	139
Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/24	4,645	5,172

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	3,900	4,513
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/25	185	214
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	2,000	2,396
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/26	4,100	4,911
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/27	2,500	3,089
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/28	500	635
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/29	1,030	1,346
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	535	712
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/30	125	139
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/31	675	891
	Illinois State Toll Highway Authority Highway Revenue	4.000%	12/1/31	185	211
	Illinois State Toll Highway Authority Highway Revenue	5.000%	12/1/32	1,895	2,250
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/35	1,600	1,993
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,275	1,412
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,025	1,175
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,610	1,905
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	1,800	2,235
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/36	140	164
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	1,000	1,106
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	475	544
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/37	400	473
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	5,145	5,471
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	1,000	1,105
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/38	250	286
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/39	235	259
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	1,150	1,336
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/40	13,685	16,110
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/41	5,215	6,229
	Illinois State Toll Highway Authority Highway Revenue	5.000%	1/1/42	4,500	5,500
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/23	185	181

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/27	220	204
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	12/15/29	70	60
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/38	500	328
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	240	161
[6]	Metropolitan Pier & Exposition Authority Appropriations Revenue	0.000%	6/15/39	500	317
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	5.650%	6/15/22	30	31
[3]	Metropolitan Pier & Exposition Authority Appropriations Revenue, ETM	0.000%	12/15/23	5	5
[1]	Metropolitan Pier & Exposition Authority Sales Tax Revenue (Mccormick Place Project)	0.000%	12/15/51	270	129
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/24	275	318
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	240	287
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/25	4,370	5,204
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/26	415	510
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,240	1,541
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/27	1,435	1,783
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/29	505	624
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/30	340	419
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	500	508
	Metropolitan Water Reclamation District of Greater Chicago GO	5.000%	12/1/31	140	173
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/27	1,355	1,675
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/30	1,500	1,840
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/32	470	545
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/35	185	213
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	4.000%	12/1/41	235	259
	Northern Illinois Municipal Power Agency Electric Power & Light Revenue	5.000%	12/1/41	2,965	3,573
[7]	Public Building Commission of Chicago Transit Revenue	5.250%	3/1/33	165	227
[3]	Regional Transportation Authority Sales Tax Revenue	6.500%	7/1/26	170	207
[1]	Regional Transportation Authority Sales Tax Revenue	5.750%	6/1/34	175	246
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/26	1,500	1,789
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/40	2,350	2,869
	Sales Tax Securitization Corp. Sales Tax Revenue	5.000%	1/1/48	2,615	3,160
	Sangamon County Water Reclamation District GO	5.000%	1/1/44	5,000	6,083
	Springfield IL Electric Power & Light Revenue	5.000%	3/1/33	500	577

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/31	190	161
[2]	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/32	90	74
	Will County Community High School District No. 210 Lincoln-Way GO	0.000%	1/1/33	300	227
	Will County IL GO, Prere.	5.000%	11/15/25	2,000	2,401
					648,631
Indiana (0.5%)
	Carmel Redevelopment Authority Lease (Abatement) Revenue, Prere.	4.000%	8/1/22	725	753
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	1.650%	7/1/22	6,500	6,541
	Indiana Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/1/23	2,525	2,741
	Indiana Finance Authority Lease Revenue	5.000%	12/1/21	280	285
	Indiana Finance Authority Lease Revenue	5.000%	12/1/23	3,260	3,630
	Indiana Finance Authority Lease Revenue	5.000%	12/1/25	1,250	1,502
	Indiana Finance Authority Lease Revenue	5.000%	6/1/27	730	905
	Indiana Finance Authority Lease Revenue	5.000%	6/1/28	80	99
	Indiana Finance Authority Lease Revenue	5.000%	6/1/29	855	1,131
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/33	175	207
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/34	300	356
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/35	25	30
	Indiana Finance Authority Lease Revenue (Stadium Project)	5.250%	2/1/37	350	414
	Indiana Finance Authority Sewer Revenue	5.250%	10/1/31	2,065	2,082
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/37	3,000	4,052
	Indiana Finance Authority Sewer Revenue	3.000%	10/1/40	1,500	1,677
	Indiana Finance Authority Sewer Revenue	5.000%	10/1/41	250	252
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/41	4,960	5,991
	Indiana Finance Authority Sewer Revenue (CWA Authority Project)	5.000%	10/1/46	1,605	1,926
	Indiana Finance Authority Water Revenue	5.000%	2/1/24	4,260	4,780
	Indiana Finance Authority Water Revenue	5.000%	2/1/25	380	443
	Indiana Finance Authority Water Revenue, Prere.	5.000%	2/1/25	3,470	4,047
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/33	620	752
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/37	170	205
	Indiana Municipal Power Agency Electric Power & Light Revenue	4.000%	1/1/42	125	141
	Indiana Municipal Power Agency Electric Power & Light Revenue	5.000%	1/1/42	5,185	6,252
	Indianapolis Department of Public Utilities Water System Water Revenue	5.000%	10/1/34	1,150	1,463
	Indianapolis Local Public Improvement Bond Bank Income Tax Revenue (Courthouse and Jail Project)	3.840%	2/1/54	2,000	2,260
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/34	7,915	10,344
	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue	5.000%	6/1/35	4,100	5,356
[3]	Indianapolis Local Public Improvement Bond Bank Miscellaneous Revenue (Waterworks Project)	5.250%	1/1/24	1,355	1,514

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	345	370
Lake Central Multi-District School Building Corp. Lease (Abatement) Revenue, Prere.	5.000%	1/15/23	375	402
Purdue University COP	5.000%	7/1/25	130	154
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/35	2,060	2,649
Tippecanoe County IN School Building Corp. Lease (Abatement) Revenue	5.000%	7/15/36	3,000	3,845
				79,551
Iowa (0.1%)
Des Moines IA Stormwater Utility	3.250%	6/1/34	1,990	2,166
Iowa Finance Authority Water Revenue	5.000%	8/1/22	35	37
Iowa Finance Authority Water Revenue	5.000%	8/1/28	90	114
Iowa Finance Authority Water Revenue	5.000%	8/1/31	5	6
Iowa Finance Authority Water Revenue	5.000%	8/1/42	2,665	3,295
Iowa Higher Education Loan Authority College & University Revenue (Des Moines University Project)	4.000%	10/1/50	2,850	3,315
Iowa Higher Education Loan Authority College & University Revenue (Grinnell College Project)	5.000%	12/1/46	3,000	3,648
Iowa Special Obligation Revenue	4.000%	6/1/26	1,435	1,675
Iowa Special Obligation Revenue	5.000%	6/1/27	180	219
Iowa Special Obligation Revenue	5.000%	6/1/28	5,260	6,390
				20,865
Kansas (0.2%)
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/21	1,200	1,204
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	3,815	4,374
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	245	281
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/25	435	517
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/26	640	762
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	1,920	2,279
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/29	1,700	1,943
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/30	805	954
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/34	240	283
Kansas Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/35	1,365	1,611
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/22	2,500	2,579
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/23	2,590	2,745
Kansas Turnpike Authority Highway Revenue	3.000%	9/1/24	2,000	2,172
Sedgwick County Unified School District No. 262 Valley Center GO, Prere.	4.000%	9/1/24	1,490	1,663
Sedgwick County Unified School District No. 266 Maize GO	5.000%	9/1/25	1,890	2,168
Seward County Unified School District No. 480 Liberal GO	5.000%	9/1/39	90	95
Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/22	410	432
Seward County Unified School District No. 480 Liberal GO, Prere.	5.000%	9/1/25	1,200	1,427

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Wyandotte County Unified School District No. 500 Kansas City GO	4.125%	9/1/37	765	872
	Wyandotte County-Kansas City Unified Government Utility System Electric Power & Light Revenue	4.250%	9/1/39	525	580
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue	5.000%	9/1/40	90	105
	Wyandotte County-Kansas City Unified Government Utility System Water Revenue, Prere.	5.000%	9/1/22	1,715	1,805
					30,851
Kentucky (0.4%)
	Kentucky Asset Liability Commission Appropriations Revenue	5.250%	9/1/25	425	469
	Kentucky Asset Liability Commission Appropriations Revenue	5.000%	9/1/26	1,090	1,244
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/33	175	205
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/36	260	302
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/37	260	301
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/39	220	254
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/40	215	248
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/41	250	287
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/46	490	558
	Kentucky Bond Development Corp. College & University Revenue (Transylvania University Project)	4.000%	3/1/49	335	380
	Kentucky Bond Development Corp. Lease (Non-Terminable) Revenue	4.000%	9/1/48	4,560	5,105
	Kentucky Bond Development Corp. Lease Revenue (Lexington Center Corp. Project)	5.000%	9/1/48	2,000	2,438
[3]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/23	800	876
[3]	Kentucky Municipal Power Agency Electric Power & Light Revenue	4.000%	9/1/39	135	149
[3]	Kentucky Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/42	315	369
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/34	1,500	1,888
	Kentucky Municipal Power Agency Electric Power & Light Revenue (Prairie State Project)	5.000%	9/1/37	1,100	1,347
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	5.750%	7/1/49	1,675	1,843
	Kentucky Public Transportation Infrastructure Authority Highway Revenue	6.000%	7/1/53	325	359
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	8/1/29	175	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue	5.000%	11/1/32	1,250	1,588
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/22	600	629
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/23	1,820	1,993
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 108)	5.000%	8/1/24	285	325
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/22	2,220	2,355
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/23	255	282
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/24	125	144
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/27	4,595	5,633
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 112)	5.000%	11/1/28	445	545
	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 117)	5.000%	5/1/29	750	922
[3]	Kentucky State Property & Building Commission Lease (Appropriation) Revenue (Project No. 84)	5.000%	8/1/21	7,000	7,000
	Kentucky Turnpike Authority Lease (Appropriation) Revenue	5.000%	7/1/27	1,240	1,500
	Kentucky Turnpike Authority Lease (Appropriation) Revenue (Revitalization Projects)	5.000%	7/1/25	185	217
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/30	6,250	6,336
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	5.000%	5/15/34	3,195	3,238
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	3.000%	5/15/46	610	651
					52,185
Louisiana (0.9%)
	East Baton Rouge Sewerage Commission Sewer Revenue	4.000%	2/1/40	2,520	3,012
	East Baton Rouge Sewerage Commission Sewer Revenue PUT	1.300%	2/1/28	6,000	6,189
	East Baton Rouge Sewerage Commission Sewer Revenue, Prere.	5.000%	2/1/25	8,745	10,199
[1]	Jefferson Sales Tax District Sales Tax Revenue	4.000%	12/1/42	2,190	2,639
[1]	Jefferson Sales Tax District Sales Tax Revenue	5.000%	12/1/42	1,620	2,020
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.550%	5/1/22	1,200	1,200
	Louisiana Gasoline & Fuels Sales Tax Revenue PUT	0.600%	5/1/23	3,400	3,405
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/22	2,405	2,493
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/23	470	487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/26	1,335	1,384
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/32	4,000	4,117
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/34	1,320	1,358
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/35	1,560	1,604
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.500%	5/1/39	2,820	3,197
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/40	6,500	8,035
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/41	10,000	11,044
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/41	5,895	6,808
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	4.000%	5/1/45	1,000	1,153
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue	5.000%	5/1/45	5,210	6,388
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/22	155	161
	Louisiana Gasoline & Fuels Tax Fuel Sales Tax Revenue, Prere.	5.000%	5/1/24	1,095	1,241
	Louisiana GO	5.000%	8/1/25	255	291
	Louisiana GO	5.000%	8/1/27	620	758
	Louisiana GO	4.000%	2/1/33	5,020	5,477
	Louisiana GO, Prere.	5.000%	7/15/22	2,040	2,136
	Louisiana GO, Prere.	5.000%	7/15/22	475	497
	Louisiana GO, Prere.	4.000%	5/15/23	610	652
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/22	7,500	7,900
	Louisiana Government Fund/Grant Revenue	5.000%	9/1/23	1,600	1,762
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	2/1/23	130	140
	Louisiana Local Government Environmental Facilities & Community Development Authority Lease Revenue PUT	0.875%	2/1/25	2,380	2,395
	Louisiana Local Government Environmental Facilities & Community Development Authority Sewer Revenue, Prere.	5.000%	2/1/24	400	449
	Louisiana Public Facilities Authority College & University Revenue	5.000%	10/1/41	6,440	6,490
	Louisiana Public Facilities Authority College & University Revenue	5.000%	4/1/45	2,580	3,285
	Louisiana Public Facilities Authority College & University Revenue	4.000%	1/1/56	5	5
[1]	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/22	130	135
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/23	825	897
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/25	5,650	6,556
	Louisiana State Citizens Property Insurance Corp. Miscellaneous Revenue	5.000%	6/1/26	1,135	1,357
	New Orleans Aviation Board Port, Airport & Marina Revenue	5.000%	1/1/48	130	158
	New Orleans LA Sewerage Service Sewer Revenue, Prere.	5.000%	6/1/24	385	437
	Parish of East Baton Rouge Capital Improvements District Sales Tax Revenue	4.000%	8/1/44	5,000	5,898

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Shreveport LA Water & Sewer Water Revenue	5.000%	12/1/40	20	24
				125,833
Maine (0.0%)
Maine Turnpike Authority Highway Revenue	4.000%	7/1/38	100	117
Maine Turnpike Authority Highway Revenue	4.000%	7/1/50	5,000	5,930
				6,047
Maryland (2.2%)
Baltimore MD Water Revenue	5.000%	7/1/44	200	230
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	1,245	1,391
Baltimore MD Water Revenue (Water Project), Prere.	5.000%	1/1/24	60	67
Howard County MD (Consolidated Public Improvement Project) GO, Prere.	3.000%	2/15/23	100	104
Howard County MD GO	5.000%	2/15/27	935	1,169
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	9/1/21	1,000	1,003
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/22	130	137
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/22	1,295	1,369
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	2/15/23	3,830	4,120
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/23	1,280	1,411
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/23	1,100	1,217
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	11/1/23	575	638
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/24	1,015	1,166
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/26	150	164
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	9/1/27	2,130	2,707
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	11/1/27	585	657
Maryland Department of Transportation Fuel Sales Tax Revenue	4.000%	12/15/27	135	148
Maryland Department of Transportation Fuel Sales Tax Revenue	5.000%	10/1/28	7,330	9,272
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	11/1/28	650	710
Maryland Department of Transportation Fuel Sales Tax Revenue	3.000%	12/15/30	755	802
Maryland Department of Transportation Fuel Sales Tax Revenue	3.500%	10/1/33	1,100	1,241
Maryland GO	4.500%	8/1/21	435	435
Maryland GO	5.000%	8/1/21	150	150
Maryland GO	5.000%	8/1/21	7,495	7,495
Maryland GO	5.000%	3/1/22	2,000	2,057
Maryland GO	5.000%	6/1/22	840	875
Maryland GO	5.000%	8/1/22	6,045	6,343
Maryland GO	5.000%	8/1/22	2,420	2,539
Maryland GO	5.000%	8/1/22	1,240	1,301
Maryland GO	5.000%	3/1/23	540	582
Maryland GO	5.000%	6/1/23	920	1,003
Maryland GO	5.000%	8/1/23	8,085	8,881
Maryland GO	5.000%	8/1/23	325	357

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Maryland GO	5.000%	8/1/23	1,975	2,169
Maryland GO	5.000%	3/15/24	1,500	1,692
Maryland GO	5.000%	6/1/24	475	540
Maryland GO	4.000%	8/1/24	1,865	2,080
Maryland GO	5.000%	8/1/24	400	458
Maryland GO	5.000%	8/1/24	5,520	6,324
Maryland GO	5.000%	8/1/24	1,045	1,197
Maryland GO	5.000%	8/1/24	350	401
Maryland GO	5.000%	3/15/25	1,770	2,076
Maryland GO	4.000%	6/1/25	4,355	4,817
Maryland GO	5.000%	8/1/25	5,000	5,946
Maryland GO	5.000%	3/15/26	1,620	1,968
Maryland GO	5.000%	6/1/26	1,425	1,618
Maryland GO	4.000%	8/1/26	1,010	1,089
Maryland GO	5.000%	3/15/27	2,800	3,508
Maryland GO	5.000%	3/15/27	2,190	2,744
Maryland GO	5.000%	3/15/27	2,040	2,556
Maryland GO	4.000%	6/1/27	1,080	1,196
Maryland GO	4.000%	8/1/27	960	1,034
Maryland GO	5.000%	8/1/27	1,150	1,457
Maryland GO	5.000%	8/1/27	3,405	4,314
Maryland GO	5.000%	8/1/27	12,035	15,249
Maryland GO	5.000%	3/1/28	15,990	20,587
Maryland GO	5.000%	3/15/28	1,270	1,585
Maryland GO	5.000%	3/15/28	830	1,070
Maryland GO	4.000%	6/1/28	2,120	2,339
Maryland GO	5.000%	8/1/28	1,435	1,868
Maryland GO	5.000%	8/1/28	18,635	24,254
Maryland GO	5.000%	8/1/28	5,415	7,048
Maryland GO	5.000%	8/1/28	5,000	6,508
Maryland GO	5.000%	3/15/29	2,790	3,487
Maryland GO	5.000%	3/15/29	1,540	2,035
Maryland GO	4.000%	8/1/29	1,130	1,212
Maryland GO	5.000%	8/1/29	1,725	2,300
Maryland GO	3.000%	3/1/30	200	208
Maryland GO	4.000%	3/15/30	675	801
Maryland GO	5.000%	8/1/30	1,055	1,437
Maryland GO	5.000%	3/15/31	2,230	2,913
Maryland GO	5.000%	3/15/31	5,000	6,223
Maryland GO	5.000%	8/1/31	1,235	1,629
Maryland GO	4.000%	8/1/32	6,650	8,084
Maryland GO	5.000%	8/1/32	5,075	6,868
Maryland GO, Prere.	5.000%	8/1/21	460	460
Maryland GO, Prere.	5.000%	8/1/21	100	100
Maryland GO, Prere.	5.000%	8/1/21	100	100
Maryland GO, Prere.	4.000%	3/1/22	1,300	1,330
Maryland GO, Prere.	4.000%	3/1/22	1,000	1,023
Maryland GO, Prere.	5.000%	3/1/22	250	257
Maryland GO, Prere.	5.000%	8/1/22	840	881
Maryland GO, Prere.	5.000%	8/1/22	350	367
Maryland GO, Prere.	5.000%	3/1/23	730	787
Maryland GO, Prere.	5.000%	3/1/23	1,200	1,293
Maryland GO, Prere.	5.000%	3/1/23	2,130	2,296
Maryland GO, Prere.	5.000%	8/1/23	330	362
Maryland Health & Higher Educational Facilities Authority College & University Revenue (Johns Hopkins University Project), Prere.	5.000%	7/1/22	8,200	8,569

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	21,505	23,386
	Maryland Health & Higher Educational Facilities Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	3,330	3,794
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/42	1,000	1,247
	Maryland Stadium Authority Lottery Revenue	5.000%	5/1/50	9,500	14,382
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	2,650	3,224
	Maryland Stadium Authority Lottery Revenue, Prere.	5.000%	5/1/26	950	1,156
	Maryland State Transportation Authority Highway Revenue	4.000%	7/1/26	1,200	1,240
	Maryland State Transportation Authority Highway Revenue	5.000%	7/1/51	5,000	6,613
	Montgomery County MD GO	5.000%	11/1/23	3,495	3,880
	Montgomery County MD GO	5.000%	11/1/24	175	202
	Montgomery County MD GO	5.000%	11/1/25	1,130	1,306
	Montgomery County MD GO	5.000%	11/1/26	4,705	5,831
	Montgomery County MD GO	5.000%	10/1/27	2,045	2,603
	Montgomery County MD GO, Prere.	5.000%	11/1/24	755	873
	Montgomery County MD GO, Prere.	5.000%	11/1/24	115	133
	Prince George's County MD GO	4.000%	7/15/30	5,170	6,288
	Prince George's County MD GO	3.000%	7/15/35	1,620	1,830
	Prince George's County MD GO	3.000%	7/15/36	1,980	2,223
	Prince George's County MD GO	5.000%	7/15/36	1,725	2,193
					328,859
Massachusetts (4.2%)
	Belmont MA GO	5.000%	6/1/22	1,220	1,270
	Belmont MA GO	5.000%	6/1/23	1,090	1,188
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue	5.000%	6/15/26	1,055	1,241
	Commonwealth of Massachusetts Federal Highway Government Fund/Grant Revenue GAN	5.000%	6/15/24	75	85
	Commonwealth of Massachusetts GO	5.250%	8/1/21	75	75
[1]	Commonwealth of Massachusetts GO	5.250%	8/1/21	75	75
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/21	590	592
	Commonwealth of Massachusetts GO	5.000%	3/1/22	1,935	1,990
	Commonwealth of Massachusetts GO	5.000%	7/1/22	4,100	4,285
	Commonwealth of Massachusetts GO	5.000%	7/1/22	760	794
	Commonwealth of Massachusetts GO	5.000%	8/1/22	1,145	1,201
	Commonwealth of Massachusetts GO	5.000%	8/1/22	2,855	2,995
	Commonwealth of Massachusetts GO	5.250%	8/1/22	345	363
	Commonwealth of Massachusetts GO	5.250%	8/1/22	180	189
	Commonwealth of Massachusetts GO	5.000%	10/1/22	505	534
[7]	Commonwealth of Massachusetts GO	5.500%	12/1/22	165	177
	Commonwealth of Massachusetts GO	5.000%	3/1/23	535	577
	Commonwealth of Massachusetts GO	5.000%	7/1/23	770	842
	Commonwealth of Massachusetts GO	5.000%	7/1/23	475	520
	Commonwealth of Massachusetts GO	5.000%	8/1/23	615	675
	Commonwealth of Massachusetts GO	5.250%	8/1/23	975	1,075
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/23	355	393
	Commonwealth of Massachusetts GO	5.000%	11/1/23	100	111
	Commonwealth of Massachusetts GO	5.000%	12/1/23	5,540	6,170
[7]	Commonwealth of Massachusetts GO	5.500%	12/1/23	100	113
	Commonwealth of Massachusetts GO	5.000%	7/1/24	5,975	6,816
	Commonwealth of Massachusetts GO	5.000%	8/1/24	3,920	4,487

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/24	6,875	7,948
	Commonwealth of Massachusetts GO	5.000%	11/1/24	300	347
	Commonwealth of Massachusetts GO	5.000%	12/1/24	3,930	4,557
[7]	Commonwealth of Massachusetts GO	5.500%	12/1/24	2,060	2,423
	Commonwealth of Massachusetts GO	5.000%	1/1/25	470	546
	Commonwealth of Massachusetts GO	4.000%	5/1/25	1,000	1,067
	Commonwealth of Massachusetts GO	5.000%	7/1/25	2,520	2,984
	Commonwealth of Massachusetts GO	5.000%	7/1/25	3,835	4,542
	Commonwealth of Massachusetts GO	5.000%	8/1/25	345	410
	Commonwealth of Massachusetts GO	5.000%	9/1/25	1,400	1,668
[1]	Commonwealth of Massachusetts GO	5.250%	9/1/25	690	829
	Commonwealth of Massachusetts GO	5.000%	10/1/25	235	281
	Commonwealth of Massachusetts GO	5.000%	10/1/25	1,750	2,091
	Commonwealth of Massachusetts GO	5.000%	1/1/26	310	373
	Commonwealth of Massachusetts GO	5.000%	7/1/26	1,860	2,278
	Commonwealth of Massachusetts GO	5.000%	7/1/26	325	398
	Commonwealth of Massachusetts GO	5.000%	7/1/26	100	122
	Commonwealth of Massachusetts GO	5.000%	10/1/26	660	815
	Commonwealth of Massachusetts GO	5.000%	1/1/27	140	174
	Commonwealth of Massachusetts GO	5.000%	7/1/27	885	1,116
	Commonwealth of Massachusetts GO	5.000%	7/1/27	130	158
	Commonwealth of Massachusetts GO	5.000%	7/1/27	1,415	1,785
	Commonwealth of Massachusetts GO	5.000%	7/1/27	3,340	4,213
	Commonwealth of Massachusetts GO	5.000%	3/1/28	7,000	8,992
	Commonwealth of Massachusetts GO	3.000%	7/1/28	25	26
	Commonwealth of Massachusetts GO	5.000%	7/1/28	95	116
	Commonwealth of Massachusetts GO	5.000%	7/1/28	1,000	1,296
	Commonwealth of Massachusetts GO	5.000%	3/1/29	5,380	7,076
	Commonwealth of Massachusetts GO	5.000%	7/1/29	100	118
	Commonwealth of Massachusetts GO	5.000%	7/1/29	505	615
	Commonwealth of Massachusetts GO	4.000%	11/1/29	110	115
	Commonwealth of Massachusetts GO	5.000%	5/1/30	1,550	1,680
	Commonwealth of Massachusetts GO	5.000%	7/1/30	550	648
	Commonwealth of Massachusetts GO	5.000%	7/1/30	3,820	5,173
[7]	Commonwealth of Massachusetts GO	5.500%	8/1/30	2,145	3,002
	Commonwealth of Massachusetts GO	4.000%	7/1/31	250	258
	Commonwealth of Massachusetts GO	5.000%	7/1/31	6,140	7,463
	Commonwealth of Massachusetts GO	5.000%	7/1/31	1,010	1,228
	Commonwealth of Massachusetts GO	5.000%	9/1/31	16,770	19,230
	Commonwealth of Massachusetts GO	4.000%	11/1/31	5,000	5,228
	Commonwealth of Massachusetts GO	4.000%	4/1/33	1,140	1,281
	Commonwealth of Massachusetts GO	5.000%	7/1/33	100	118
	Commonwealth of Massachusetts GO	4.000%	9/1/33	8,575	9,892
	Commonwealth of Massachusetts GO	5.000%	9/1/33	2,000	2,290
	Commonwealth of Massachusetts GO	5.000%	3/1/34	1,420	1,592
	Commonwealth of Massachusetts GO	5.000%	2/1/35	210	259
	Commonwealth of Massachusetts GO	5.000%	7/1/35	1,000	1,174
	Commonwealth of Massachusetts GO	4.000%	9/1/35	655	756
	Commonwealth of Massachusetts GO	5.000%	12/1/35	120	147
	Commonwealth of Massachusetts GO	5.000%	1/1/36	890	1,143
	Commonwealth of Massachusetts GO	5.000%	7/1/36	3,025	3,550
	Commonwealth of Massachusetts GO	4.000%	9/1/37	200	227
	Commonwealth of Massachusetts GO	4.000%	9/1/37	110	127
	Commonwealth of Massachusetts GO	4.000%	11/1/37	4,005	4,974
	Commonwealth of Massachusetts GO	5.000%	12/1/37	2,955	3,630
	Commonwealth of Massachusetts GO	3.000%	11/1/38	8,845	10,008
	Commonwealth of Massachusetts GO	5.000%	12/1/38	775	952
	Commonwealth of Massachusetts GO	3.000%	7/1/39	2,500	2,811

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Massachusetts GO	3.000%	11/1/39	4,330	4,879
	Commonwealth of Massachusetts GO	4.000%	5/1/40	335	356
	Commonwealth of Massachusetts GO	3.000%	11/1/40	500	561
	Commonwealth of Massachusetts GO	5.000%	3/1/41	3,200	3,579
	Commonwealth of Massachusetts GO	3.000%	4/1/41	645	682
	Commonwealth of Massachusetts GO	5.000%	7/1/41	1,725	2,257
	Commonwealth of Massachusetts GO	5.000%	11/1/41	1,950	2,452
	Commonwealth of Massachusetts GO	2.500%	3/1/43	1,495	1,540
	Commonwealth of Massachusetts GO	4.000%	2/1/44	500	570
	Commonwealth of Massachusetts GO	3.000%	4/1/44	635	672
	Commonwealth of Massachusetts GO	5.000%	7/1/45	400	469
	Commonwealth of Massachusetts GO	5.000%	11/1/45	855	1,075
	Commonwealth of Massachusetts GO	4.000%	2/1/46	1,000	1,138
	Commonwealth of Massachusetts GO	5.000%	3/1/46	6,855	7,669
	Commonwealth of Massachusetts GO	4.000%	4/1/46	1,880	2,105
	Commonwealth of Massachusetts GO	5.000%	5/1/46	4,250	5,427
	Commonwealth of Massachusetts GO	3.000%	9/1/46	895	943
	Commonwealth of Massachusetts GO	3.000%	4/1/47	2,165	2,368
	Commonwealth of Massachusetts GO	5.000%	4/1/47	1,055	1,306
	Commonwealth of Massachusetts GO	5.250%	4/1/47	200	250
	Commonwealth of Massachusetts GO	3.000%	3/1/48	10,000	10,834
	Commonwealth of Massachusetts GO	5.000%	7/1/48	11,575	14,976
	Commonwealth of Massachusetts GO	2.750%	3/1/50	11,550	11,964
	Commonwealth of Massachusetts GO	2.000%	4/1/50	17,000	15,876
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	310	310
	Commonwealth of Massachusetts GO, Prere.	5.000%	8/1/21	100	100
	Commonwealth of Massachusetts GO, Prere.	5.000%	10/1/21	150	151
	Commonwealth of Massachusetts GO, Prere.	4.000%	12/1/21	2,565	2,598
	Commonwealth of Massachusetts GO, Prere.	4.250%	12/1/21	1,540	1,561
	Commonwealth of Massachusetts GO, Prere.	5.000%	12/1/21	1,010	1,026
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	450	470
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	1,585	1,656
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	1,790	1,871
	Commonwealth of Massachusetts GO, Prere.	5.000%	7/1/22	4,000	4,180
	Commonwealth of Massachusetts GO, Prere.	5.000%	9/1/22	1,000	1,053
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	300	318
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	1,000	1,061
	Commonwealth of Massachusetts GO, Prere.	5.000%	11/1/22	205	218
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/22	1,065	1,088
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/25	100	117
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/29	100	132
[3]	Commonwealth of Massachusetts Special Obligation Revenue	5.500%	1/1/30	240	323
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/25	225	266
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/26	270	329
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/41	1,750	2,110
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/42	820	1,016
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	4.000%	6/1/46	300	343
	Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue	5.000%	6/1/49	5,150	6,549

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth of Massachusetts Transportation Fund Fuel Sales Tax Revenue (Rail Enhancement Program)	4.000%	6/1/45	150	168
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/22	160	167
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	1,080	1,280
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	5,415	6,406
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/25	775	917
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/26	5,325	6,513
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/28	180	165
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/28	2,905	3,757
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/29	30	27
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/30	170	234
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/31	5,185	7,169
Massachusetts Bay Transportation Authority Sales Tax Revenue	0.000%	7/1/32	305	244
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/35	1,015	1,147
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/40	2,895	3,394
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.050%	7/1/41	50	52
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	13,135	13,696
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,665	4,530
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	3,225	3,781
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/45	9,350	11,765
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/50	8,795	11,067
Massachusetts Clean Water Trust Miscellaneous Revenue	5.000%	8/1/24	965	1,105
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/22	310	325
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/24	150	172
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/25	1,000	1,200
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/26	115	142
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/26	3,155	3,918
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/27	6,285	8,045
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/29	500	616
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/29	1,000	1,171
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/15/29	1,000	1,349

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/30	780	940
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/32	980	1,176
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/15/36	1,000	1,164
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/36	1,360	1,972
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/15/40	3,815	5,760
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/41	1,030	1,146
Massachusetts Development Finance Agency College & University Revenue	4.000%	7/1/42	930	1,068
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/43	380	412
Massachusetts Development Finance Agency College & University Revenue	5.000%	10/1/43	500	590
Massachusetts Development Finance Agency College & University Revenue	4.000%	10/1/46	850	973
Massachusetts Development Finance Agency College & University Revenue	5.000%	1/1/47	9,575	11,186
Massachusetts Development Finance Agency College & University Revenue	5.000%	9/1/48	3,000	3,615
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/50	1,775	2,893
Massachusetts Development Finance Agency College & University Revenue	5.000%	7/1/55	5,500	9,063
Massachusetts Development Finance Agency College & University Revenue (Suffolk University Project)	4.000%	7/1/51	2,000	2,359
Massachusetts Development Finance Agency Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/23	10,000	10,935
Massachusetts Development Finance Agency Lease (Non-Terminable) Revenue, Prere.	5.000%	5/1/22	1,500	1,555
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/31	290	345
Massachusetts Development Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/48	1,185	1,368
Massachusetts Health & Educational Facilities Authority College & University Revenue	5.250%	7/1/33	125	183
Massachusetts Port Authority Port, Airport & Marina Revenue	5.000%	7/1/45	175	205
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,150	1,202
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,000	1,045
Massachusetts Port Authority Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	805	841
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/21	115	115
Massachusetts School Building Authority Sales Tax Revenue	5.000%	10/15/21	420	424
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/23	2,565	2,695
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/24	4,215	4,426
Massachusetts School Building Authority Sales Tax Revenue	3.050%	8/15/28	1,135	1,234
Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/31	595	704

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	11/15/35	2,450	2,858
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	10,000	11,807
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/37	2,210	2,609
	Massachusetts School Building Authority Sales Tax Revenue	4.000%	2/15/43	520	609
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	11/15/46	2,435	2,976
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	2/15/49	10,990	13,131
	Massachusetts School Building Authority Sales Tax Revenue	3.000%	8/15/50	3,000	3,261
	Massachusetts School Building Authority Sales Tax Revenue	5.000%	8/15/50	5,000	6,494
	Massachusetts School Building Authority Sales Tax Revenue, ETM	5.000%	8/15/21	10	10
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	10/15/21	1,330	1,343
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.250%	10/15/21	3,925	3,966
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	1,500	1,576
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,495	2,622
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	6,525	6,857
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	775	814
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	590	620
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	25	26
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	2,850	2,995
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/22	365	384
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	5/15/23	2,485	2,702
	Massachusetts School Building Authority Sales Tax Revenue, Prere.	5.000%	8/15/25	870	1,033
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/22	1,000	1,020
	Massachusetts Transportation Trust Fund Metropolitan Highway System Highway Revenue	5.000%	1/1/26	2,890	3,465
[1]	Massachusetts Water Resources Authority Water Revenue	5.500%	8/1/21	875	875
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/23	115	126
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/25	85	102
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/31	320	390
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/31	80	113
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/32	845	1,060
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/35	3,000	3,645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/36	255	295
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/36	2,180	2,648
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/37	2,250	2,732
[1]	Massachusetts Water Resources Authority Water Revenue	5.250%	8/1/37	4,000	6,303
	Massachusetts Water Resources Authority Water Revenue	4.000%	8/1/40	565	652
	Massachusetts Water Resources Authority Water Revenue	5.000%	8/1/40	20,085	24,361
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	1,000	1,000
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	120	120
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/21	75	75
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.250%	8/1/21	2,350	2,350
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	140	147
	Massachusetts Water Resources Authority Water Revenue, Prere.	5.000%	8/1/22	3,750	3,934
	Massachusetts Water Resources Authority Water Revnue, ETM	5.000%	8/1/23	35	38
	Quincy MA GO	5.000%	6/1/23	845	921
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/25	5,250	6,293
	University of Massachusetts Building Authority College & University Revenue	5.000%	11/1/40	4,740	5,619
	University of Massachusetts Building Authority College & University Revenue	5.250%	11/1/42	2,170	2,762
	University of Massachusetts Building Authority College & University Revenue, Prere.	5.000%	11/1/22	295	313
					616,115
Michigan (1.2%)
[1,10]	Detroit City School District GO	5.250%	5/1/27	160	202
[10]	Detroit City School District GO	5.000%	5/1/28	25	26
[1,10]	Detroit City School District GO	5.250%	5/1/30	3,220	4,400
[1,10]	Detroit City School District GO	5.250%	5/1/32	285	389
	Detroit MI Sewage Disposal System Sewer Revenue, Prere.	5.250%	7/1/22	13,000	13,614
[1]	Downriver Utility Wastewater Authority Sewer Revenue	5.000%	4/1/43	750	920
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/27	155	189
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/31	75	91
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/33	640	775
	Great Lakes Water Authority Water Supply System Water Revenue	5.250%	7/1/33	5,075	6,224
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/35	2,255	2,731
	Great Lakes Water Authority Water Supply System Water Revenue	5.000%	7/1/46	1,775	2,105
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/28	865	960
	Karegnondi Water Authority Lease Revenue	5.250%	11/1/40	810	898

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lansing Board of Water & Light Electric Power & Light Revenue	5.000%	7/1/44	4,305	5,474
	Michigan (Environmental Program) GO	4.000%	5/1/29	3,000	3,471
	Michigan Appropriations Revenue GAN	5.000%	3/15/22	815	839
	Michigan Appropriations Revenue GAN	5.000%	3/15/23	5,585	6,016
	Michigan Appropriations Revenue GAN	5.000%	3/15/24	715	805
	Michigan Appropriations Revenue GAN	5.000%	3/15/25	1,690	1,977
	Michigan Appropriations Revenue GAN	5.000%	3/15/26	1,185	1,435
	Michigan Appropriations Revenue GAN	5.000%	3/15/27	3,380	4,222
	Michigan Finance Authority College & University Revenue	4.000%	9/1/46	2,970	3,472
	Michigan Finance Authority College & University Revenue	3.000%	9/1/50	2,320	2,451
	Michigan Finance Authority College & University Revenue	4.000%	9/1/50	1,550	1,804
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	100	104
	Michigan Finance Authority Lease (Appropriation) Revenue	5.000%	10/1/39	2,910	3,312
	Michigan Finance Authority Lease Revenue	5.000%	11/1/43	1,500	1,864
	Michigan Finance Authority Lease Revenue	4.000%	11/1/50	3,000	3,541
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/25	425	485
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/26	720	822
[1]	Michigan Finance Authority Sewer Revenue	5.000%	7/1/32	115	130
	Michigan Finance Authority Sewer Revenue	5.000%	7/1/33	3,300	3,735
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/27	250	294
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/28	750	881
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/33	250	292
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/34	700	817
	Michigan Finance Authority Sewer Revenue (Local Government Loan Program)	5.000%	7/1/35	775	904
	Michigan Finance Authority Sewer Revenue, Prere.	5.000%	7/1/22	250	261
	Michigan Finance Authority Water Revenue	5.000%	10/1/29	1,960	2,423
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/23	1,645	1,795
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/25	400	456
[1]	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/26	1,000	1,141
	Michigan Finance Authority Water Revenue (Local Government Loan Program)	5.000%	7/1/34	1,985	2,315
	Michigan Finance Authority Water Revenue, Prere.	5.000%	10/1/22	1,250	1,322
	Michigan State Building Authority Appropriations Revenue	3.000%	10/15/45	11,450	12,644
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/30	140	170
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/32	2,630	3,196
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/33	680	826
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	4/15/41	2,540	3,029
	Michigan State Building Authority Lease (Appropriation) Revenue	5.000%	10/15/51	500	589

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/22	620	641
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/23	435	471
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/28	210	251
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/29	75	83
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/33	1,885	2,231
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	4/15/38	3,095	3,649
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program)	5.000%	10/15/50	110	127
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.375%	10/15/21	9,855	9,960
	Michigan State Building Authority Lease (Appropriation) Revenue (Facilities Program), Prere.	5.500%	10/15/21	4,460	4,509
	Michigan State University College & University Revenue	5.000%	8/15/38	3,230	3,518
	Michigan State University College & University Revenue	4.000%	2/15/44	1,875	2,201
	Michigan State University College & University Revenue	4.000%	2/15/44	3,970	4,703
	Michigan Strategic Fund Lease (Appropriation) Revenue	5.250%	10/15/31	315	318
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/37	75	94
	Michigan Trunk Line Fuel Sales Tax Revenue	4.000%	11/15/45	5,000	6,033
	University of Michigan College & University Revenue	5.000%	4/1/23	200	216
	University of Michigan College & University Revenue	5.000%	4/1/24	310	350
	University of Michigan College & University Revenue	5.000%	4/1/36	1,360	1,624
	University of Michigan College & University Revenue	5.000%	4/1/40	1,000	1,194
[10]	Walled Lake Consolidated School District GO	5.000%	5/1/50	3,500	4,518
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/25	1,355	1,442
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/37	5,725	6,088
	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/40	2,025	2,393
[1]	Wayne County Airport Authority Port, Airport & Marina Revenue	5.000%	12/1/42	345	366
	Wayne State University College & University Revenue	5.000%	11/15/40	1,075	1,185
	Wayne State University College & University Revenue	5.000%	11/15/43	20	25
					171,028
Minnesota (0.7%)
	Metropolitan Council GO	5.000%	12/1/25	25,740	30,944
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/24	545	608
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/25	11,665	13,542
	Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/26	665	799

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Minneapolis-St. Paul Metropolitan Airports Commission Port, Airport & Marina Revenue	5.000%	1/1/28	280	344
Minnesota Appropriations Revenue	5.000%	3/1/22	455	468
Minnesota Appropriations Revenue	5.000%	3/1/27	845	868
Minnesota Appropriations Revenue	5.000%	3/1/29	935	961
Minnesota Appropriations Revenue	5.000%	6/1/32	2,130	2,313
Minnesota Appropriations Revenue	5.000%	6/1/43	1,980	2,134
Minnesota GO	5.000%	8/1/21	1,000	1,000
Minnesota GO	5.000%	8/1/22	375	393
Minnesota GO	5.000%	10/1/22	2,000	2,115
Minnesota GO	5.000%	10/1/22	435	460
Minnesota GO	2.000%	8/1/23	10,000	10,386
Minnesota GO	5.000%	8/1/23	1,000	1,098
Minnesota GO	5.000%	8/1/23	2,225	2,444
Minnesota GO	5.000%	8/1/24	400	458
Minnesota GO	4.000%	10/1/24	960	1,040
Minnesota GO	5.000%	10/1/24	1,000	1,153
Minnesota GO	5.000%	8/1/25	4,660	5,546
Minnesota GO	4.000%	10/1/25	1,475	1,596
Minnesota GO	5.000%	8/1/27	2,630	3,121
Minnesota GO	5.000%	8/1/27	3,165	3,880
Minnesota Public Facilities Authority Water Revenue	5.000%	3/1/23	2,330	2,512
Scott County MN GO	3.000%	12/1/36	1,645	1,828
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	5,350	5,977
Western Minnesota Municipal Power Agency Electric Power & Light Revenue, Prere.	5.000%	1/1/24	200	223
				98,211
Mississippi (0.1%)
Mississippi (Capital Improvement Projects) GO, Prere.	5.000%	10/1/21	1,355	1,366
Mississippi GO	5.000%	11/1/21	465	471
Mississippi GO	5.000%	10/1/26	3,335	3,973
Mississippi GO	5.000%	10/1/27	1,135	1,442
Mississippi GO	5.000%	10/1/28	1,410	1,784
Mississippi GO	5.000%	10/1/30	125	157
Mississippi GO	5.000%	10/1/34	150	188
Mississippi GO	4.000%	10/1/35	3,740	4,442
Mississippi GO	4.000%	10/1/36	1,265	1,500
				15,323
Missouri (0.3%)
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/30	10	12
Jackson County MO Sales Tax Revenue (Truman Sports Complex Project)	5.000%	12/1/31	300	346
Kansas City MO Appropriations Revenue (Downtown Arena Project)	5.000%	4/1/40	500	575
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/25	2,100	2,474
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/42	5,160	6,288
Metropolitan St. Louis Sewer District Sewer Revenue	5.000%	5/1/45	415	477
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/22	1,675	1,737
Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/23	50	54

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan St. Louis Sewer District Sewer Revenue, Prere.	5.000%	5/1/25	195	229
	Missouri Health & Educational Facilities Authority College & University Revenue, Prere.	5.000%	11/15/21	6,565	6,657
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/22	2,125	2,203
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/23	1,680	1,825
	Missouri Highway & Transportation Commission Sales Tax Revenue	5.000%	5/1/25	7,665	8,684
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue	5.000%	12/1/40	45	54
	Missouri Joint Municipal Electric Utility Commission Electric Power & Light Revenue (Iatan 2 Project)	5.000%	1/1/34	100	111
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue	4.000%	10/1/35	1,800	2,188
	Missouri-Illinois Metropolitan District Bi-State Development Agency Appropriations Revenue, Prere.	5.000%	10/1/22	2,100	2,220
	Springfield MO Public Utility Multiple Utility Revenue	5.000%	8/1/26	470	557
	Springfield MO Public Utility Multiple Utility Revenue	4.000%	8/1/31	155	177
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/28	510	674
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/30	395	545
[3]	St. Louis MO Airport Port, Airport & Marina Revenue	5.500%	7/1/31	285	402
	University of Missouri College & University Revenue	5.000%	11/1/30	6,025	8,201
					46,690
Nebraska (0.6%)
	Nebraska Public Power District Electric Power & Light Revenue	5.000%	1/1/40	1,535	1,566
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/28	1,020	1,224
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/38	175	189
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/39	8,540	10,583
	Omaha Public Power District Electric Power & Light Revenue	4.000%	2/1/42	1,480	1,740
	Omaha Public Power District Electric Power & Light Revenue	5.000%	2/1/42	765	949
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	2/1/22	2,065	2,116
	Omaha Public Power District Electric Power & Light Revenue, Prere.	5.000%	8/1/24	1,920	2,197
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/42	4,400	5,112
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.250%	2/1/46	4,670	5,418
	Omaha Public Power District Nebraska City Station Unit 2 Electric Power & Light Revenue	5.000%	2/1/49	5,000	5,857
	Omaha School District GO	4.000%	12/15/31	6,100	7,241
	Omaha-Douglas Public Building Commission GO	4.000%	5/1/50	10,000	11,784
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	10/1/22	130	136

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/59	12,500	15,012
	University of Nebraska Facilities Corp. College & University Revenue	4.000%	7/15/62	7,500	8,969
	West Haymarket Joint Public Agency GO, Prere.	5.000%	12/15/21	50	51
					80,144
Nevada (0.7%)
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/22	1,590	1,661
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/24	5,550	6,328
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/25	2,210	2,616
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/26	2,010	2,459
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/32	90	117
	Clark County Department of Aviation Port, Airport & Marina Revenue	5.000%	7/1/40	155	193
	Clark County NV GO	5.000%	11/1/21	225	228
	Clark County NV GO	5.000%	11/1/26	270	333
	Clark County NV GO	5.000%	11/1/27	495	611
	Clark County NV GO	5.000%	11/1/28	70	86
	Clark County NV GO	4.000%	6/1/31	565	663
	Clark County NV GO	4.000%	11/1/31	860	1,002
	Clark County NV GO	4.000%	11/1/32	990	1,152
	Clark County NV GO	3.000%	11/1/38	2,595	2,824
	Clark County NV GO	5.000%	6/1/43	10	12
	Clark County NV GO	4.000%	7/1/44	5,050	5,796
	Clark County School District GO	5.000%	6/15/23	2,340	2,554
	Clark County School District GO	5.000%	6/15/23	740	808
	Clark County School District GO	5.000%	6/15/24	340	386
	Clark County School District GO	5.000%	6/15/24	245	278
	Clark County School District GO	5.000%	6/15/25	1,860	2,189
	Clark County School District GO	5.000%	6/15/25	2,970	3,495
	Clark County School District GO	5.000%	6/15/26	100	119
	Clark County School District GO	5.000%	6/15/26	145	176
	Clark County School District GO	5.000%	6/15/27	2,790	3,325
	Clark County School District GO	5.000%	6/15/28	4,320	5,142
[1]	Clark County School District GO	3.000%	6/15/39	3,000	3,235
	Clark County Water Reclamation District GO	5.000%	7/1/23	625	683
	Clark Department of Aviation County Port, Airport & Marina Revenue	4.250%	7/1/36	1,000	1,104
	Henderson NV GO	4.000%	6/1/50	3,175	3,807
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/28	175	210
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/29	160	190
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	5.000%	7/1/43	13,535	16,544
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/46	200	220
	Las Vegas Convention & Visitors Authority Hotel Occupancy Tax Revenue	4.000%	7/1/49	2,250	2,560
	Las Vegas Valley Water District GO	5.000%	6/1/33	595	685
	Las Vegas Valley Water District GO	5.000%	6/1/34	255	293
	Las Vegas Valley Water District GO	5.000%	6/1/37	9,520	9,884
	Las Vegas Valley Water District GO	5.000%	6/1/39	3,015	3,442
	Las Vegas Valley Water District GO	4.000%	6/1/42	855	880

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Las Vegas Valley Water District GO	5.000%	6/1/42	1,020	1,058
	Nevada GO	5.000%	3/1/22	325	334
	Nevada GO	5.000%	11/1/24	290	335
	Nevada GO	5.000%	4/1/26	130	152
	Nevada GO	5.000%	11/1/26	1,005	1,180
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/25	270	324
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/26	820	998
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/27	1,955	2,375
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/28	175	213
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/30	410	511
	Nevada Highway Improvement Fuel Sales Tax Revenue	5.000%	12/1/31	795	986
	Nevada Highway Improvement Fuel Sales Tax Revenue	4.000%	12/1/32	100	117
	Truckee Meadows Water Authority Water Revenue	5.000%	7/1/33	210	254
					97,127
New Hampshire (0.0%)
[6]	New Hampshire Business Finance Authority Private School Revenue	4.000%	7/1/51	2,500	2,988
New Jersey (5.0%)
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	15	16
[7]	Essex County Improvement Authority General Fund Revenue	5.250%	12/15/22	1,435	1,537
	Essex County Improvement Authority Lease Revenue	5.000%	10/1/22	850	899
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/27	755	695
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	500	449
[1]	Garden State Preservation Trust Sales Tax Revenue	5.250%	11/1/21	710	719
	Garden State Preservation Trust Sales Tax Revenue	5.000%	11/1/22	700	738
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	100	120
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	1,000	1,201
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	500	598
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	660	793
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	9/1/21	2,145	2,151
[3]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	12/15/21	100	102
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/22	725	745
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/22	200	208
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/23	1,590	1,710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/23	950	1,035
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/24	1,510	1,623
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	1,185	1,308
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/25	2,945	3,166
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	260	304
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	115	130
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/26	1,425	1,531
	New Jersey Economic Development Authority Appropriations Revenue	4.250%	6/15/26	6,530	7,441
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	3,835	4,481
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/26	975	1,104
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/27	1,465	1,574
	New Jersey Economic Development Authority Appropriations Revenue	4.375%	6/15/27	1,900	2,164
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/27	515	582
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	3,030	3,573
[2]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/27	5,215	6,539
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/28	600	644
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/28	1,880	2,217
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/29	625	671
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/29	5,000	5,894
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/29	5,560	6,915
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/30	2,625	2,817
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/30	140	152
	New Jersey Economic Development Authority Appropriations Revenue	4.750%	6/15/31	1,105	1,310
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	920	1,036
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	115	129
	New Jersey Economic Development Authority Appropriations Revenue	5.500%	6/15/31	560	694
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/32	2,635	3,104
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	1,020	1,160
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	1,425	1,700
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	1,310	1,527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	615	696
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	1,500	1,915
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	375	437
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	295	343
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/36	350	421
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,125	1,306
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	670	748
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	920	1,103
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/43	100	124
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/44	5,940	7,450
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	1,500	1,774
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	2,000	2,394
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	1,610	1,992
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	180	225
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	650	766
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	150	158
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	3,545	3,733
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	45	51
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	140	153
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	1,570	1,712
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/24	5,925	6,782
[11]	New Jersey Economic Development Authority General Fund Revenue	5.250%	9/1/26	1,000	1,221
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/21	4,310	4,361
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/22	575	609
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/23	2,295	2,536
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/24	2,100	2,405
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	955	1,093
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/25	2,005	2,376
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	1,860	2,268
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/27	175	198

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/27	4,085	4,854
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	1,500	1,818
New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	6/15/37	240	272
New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	2,175	2,614
New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	500	625
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/29	1,000	1,242
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/31	1,500	1,850
New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	130	158
New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/26	600	724
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/22	1,335	1,372
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/23	310	319
New Jersey Economic Development Authority Miscellaneous Revenue	3.000%	3/1/24	810	822
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/25	300	308
New Jersey Economic Development Authority Miscellaneous Revenue	5.000%	3/1/26	430	442
New Jersey Economic Development Authority Miscellaneous Revenue, Prere.	5.000%	3/1/22	70	72
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/22	1,480	1,534
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/23	2,665	2,762
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/24	1,085	1,124
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/26	150	155
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	4.250%	6/15/27	320	327
New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue	5.000%	6/15/28	250	258
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	6/15/24	125	142
New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	195	222
New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/32	500	567
New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,030	1,297
New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	1,000	1,068
New Jersey GO	5.000%	6/1/22	700	728
New Jersey GO	4.000%	6/1/23	3,280	3,508
New Jersey GO	5.000%	6/1/24	4,175	4,732
New Jersey GO	5.000%	6/1/25	6,460	7,598
New Jersey GO	5.000%	6/1/26	4,955	6,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey GO	5.000%	6/1/26	165	193
	New Jersey GO	5.000%	6/1/27	13,990	17,530
	New Jersey GO	5.000%	6/1/27	560	655
	New Jersey GO	5.000%	6/1/28	125	146
	New Jersey GO	5.000%	6/1/28	16,405	21,108
	New Jersey GO	5.000%	6/1/29	6,400	8,432
	New Jersey GO	4.000%	6/1/30	5,370	6,675
	New Jersey GO	4.000%	6/1/31	5,640	7,117
	New Jersey GO	3.000%	6/1/32	6,045	6,991
	New Jersey GO	4.000%	6/1/32	2,000	2,564
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	150	163
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	910	988
[6]	New Jersey State Transportation Trust Appropriations Revenue	5.000%	6/15/26	2,000	2,319
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/34	1,500	1,824
	New Jersey State Transportation Trust Appropriations Revenue	4.000%	6/15/36	1,000	1,211
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/21	50	51
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/21	875	892
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	1,220	1,304
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	160	171
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,235	1,324
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/22	1,355	1,454
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/23	300	327
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/23	1,245	1,384
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	620	694
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	295	330
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	960	1,073
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	12/15/23	440	494
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/24	170	193
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,375	1,342
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/24	1,915	2,209
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/25	200	235
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	530	507
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,730	1,656
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,260	2,134
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,270	2,133

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/26	1,000	1,223
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,025	4,849
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	1,690	1,563
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/27	5,000	4,595
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	2,780	3,329
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,270	3,860
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,925	1,727
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	3,145	2,822
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	1,110	1,419
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/28	500	639
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,825	2,175
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,505	1,793
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	14,670	13,092
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	1,720	1,503
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/29	5,000	6,357
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	2,460	2,918
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	1,150	1,364
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	1,310	1,125
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/30	2,385	2,029
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	435	493
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	5,700	6,741
[3]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	1,615	1,350
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	3,600	2,979
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	105	125
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	5,790	6,644
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,500	3,163
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/32	7,265	8,398
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	11,800	9,781
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	4,000	5,053
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	900	1,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	1,045	819
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,730	3,446
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	2,985	3,836
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,290	983
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	7,435	9,376
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	590	443
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,260	933
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	1,145	1,442
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	2,000	2,546
[7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	760	555
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	170	122
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	1,270	1,597
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	3,340	2,330
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	1,625	1,134
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,595	1,079
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	2,125	2,506
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/39	3,870	4,894
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	2,000	2,310
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	2,905	1,844
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/42	2,000	2,296
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/42	5,560	5,790
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	8,530	10,762
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	5,000	6,195
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/22	125	130
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	115	120
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/23	850	926
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	580	604

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/27	125	129
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/27	630	685
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	2,575	2,682
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/28	600	652
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	455	536
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/30	250	258
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/30	465	507
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	455	470
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	225	265
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	1,985	2,067
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,065	1,109
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	13,300	14,382
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	2,055	2,313
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	5,295	5,514
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,240	1,387
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	250	292
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.250%	6/15/44	840	907
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	1,305	1,407
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	400	445
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/45	990	1,140
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	50	58

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/35	1,250	1,504
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	960	1,210
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	850	1,108
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/37	1,000	1,200
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,000	1,296
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/39	6,000	7,738
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	7,300	8,743
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	500	644
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	6,830	7,859
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	21,135	25,025
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,821
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	2,350	2,554
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	4,750	5,026
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,320	2,657
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	11,820	13,923
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	250	309
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	7,750	9,822
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	935
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	1,630	1,277
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	980	663
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,430	2,903
[3]	New Jersey Transportation Trust Fund Authority Transit Revenue	5.500%	12/15/22	5,000	5,361
[7,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	145	142
[7,12]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	600	590
[7,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/25	410	397
[7,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	1,050	1,000
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/37	175	127
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	2,930	3,330
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	920	1,137
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/27	310	383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/27	385	484
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/28	715	812
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	625	709
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/29	900	1,106
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	825	936
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	260	319
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/30	500	632
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	375	432
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	260	319
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	210	250
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	1,470	1,664
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	105	125
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	480	588
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	460	520
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	465	536
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	500	629
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	2,610	2,951
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	710	818
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	1,065	1,302
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	580	685
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	200	218
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	6,695	8,357
	New Jersey Turnpike Authority Highway Revenue	3.250%	1/1/38	1,160	1,279
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	10,245	12,712
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	3,030	3,667
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	1,620	1,884
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	6,800	7,806
[1]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	150	172
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/48	15,345	17,933
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	1,000	1,249

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	4,140	4,950
	New Jersey Turnpike Authority Highway Revenue, ETM	5.000%	1/1/22	1,320	1,347
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	965	985
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/22	385	393
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	100	105
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	485	507
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	875	914
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	6,510	6,803
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	150	157
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	425	444
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	960	1,003
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	50	52
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	520	543
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/22	250	261
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	6,710	7,176
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	3,915	4,187
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	825	882
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	325	348
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,220	1,305
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	1/1/23	1,000	1,070
	New Jersey Turnpike Authority Highway Revenue, Prere.	5.000%	7/1/24	1,390	1,586
[3]	Newark Housing Authority Scholarship Foundation A New Jersey Non Lease Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	425	514
[3]	North Hudson NJ Sewerage Authority Lease Revenue, ETM	0.000%	8/1/25	2,000	1,936
	Ocean County NJ GO	5.000%	8/1/22	850	892
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	80	89
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	1,430	1,813
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	10,000	11,665
	Union County Improvement Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	5/1/22	1,110	1,151
					725,262
New Mexico (0.3%)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/23	2,605	2,843

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/26	60	73
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/28	25	32
	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/29	75	96
[6]	New Mexico Finance Authority Fuel Sales Tax Revenue	5.000%	6/15/30	3,000	4,044
	New Mexico Finance Authority Miscellaneous Taxes Revenue	5.000%	6/15/22	325	339
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/22	240	249
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/22	25,065	26,196
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	4.000%	7/1/23	435	468
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/23	4,350	4,760
	New Mexico Severance Tax Permanent Fund Miscellaneous Taxes Revenue	5.000%	7/1/24	2,705	3,083
					42,183
New York (23.2%)
	Battery Park City Authority Lease Revenue	5.000%	11/1/24	165	183
	Battery Park City Authority Lease Revenue	5.000%	11/1/25	260	288
	Battery Park City Authority Lease Revenue	5.000%	11/1/30	1,505	1,668
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/22	695	713
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/23	155	166
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/24	100	112
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/28	7,070	8,774
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/29	3,630	4,488
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/30	2,590	3,190
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/32	805	986
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/33	650	794
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/34	1,195	1,457
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/36	525	601
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/36	200	243
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/37	5,755	6,973
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/39	600	725
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/42	3,055	3,679
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	4.000%	2/15/44	4,180	4,719
	Hudson Yards Infrastructure Corp. Miscellaneous Revenue	5.000%	2/15/45	1,025	1,229
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.250%	2/15/47	270	271
	Hudson Yards Infrastructure Corp. Miscellaneous Taxes Revenue	5.750%	2/15/47	5,725	5,749

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/22	160	159
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/26	110	105
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/26	185	195
[1]	Long Island Power Authority Electric Power & Light Revenue	0.000%	6/1/28	340	309
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	1,705	2,070
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/30	335	420
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/36	5	6
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/37	1,005	1,056
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	1,100	1,354
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/42	3,475	3,651
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/44	2,610	2,942
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/45	210	245
	Long Island Power Authority Electric Power & Light Revenue	5.000%	9/1/47	2,705	3,311
	Long Island Power Authority Electric Power & Light Revenue PUT	1.650%	9/1/24	7,025	7,262
	Long Island Power Authority Electric Power & Light Revenue PUT	0.850%	9/1/25	3,000	3,017
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	640	674
	Long Island Power Authority Electric Power & Light Revenue, Prere.	5.000%	9/1/22	495	521
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/23	550	610
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/25	1,985	2,368
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/26	360	443
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/27	405	500
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/28	405	498
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/30	1,265	1,553
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/32	330	405
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	4.000%	11/15/33	1,010	1,169
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/34	1,175	1,437
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/35	155	191
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.250%	11/15/35	375	458
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/36	1,605	1,927
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	850	1,019

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/42	550	668
Metropolitan Transportation Authority Fuel Sales Tax Revenue	5.000%	11/15/46	3,995	4,718
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/23	245	260
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/24	420	446
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/25	2,220	2,355
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/26	495	525
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/30	2,140	1,896
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	5.000%	11/15/31	695	737
Metropolitan Transportation Authority Miscellaneous Taxes Revenue	0.000%	11/15/32	1,120	948
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	255	258
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	500	507
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	1,700	1,723
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/21	260	264
Metropolitan Transportation Authority Transit Revenue	5.000%	11/1/22	535	567
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	225	239
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/22	2,135	2,265
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	2,000	2,122
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	900	995
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	60	66
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	835	923
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	485	536
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	650	719
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	430	476
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/23	445	492
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	7,975	8,452
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	1,080	1,241
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/24	500	574
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	2,350	2,487
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	4,030	4,274
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,385	1,645

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,825	2,167
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	13,105	15,564
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	410	487
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	150	178
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	1,000	1,188
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/25	3,175	3,771
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/26	3,500	4,103
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	510	539
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	845	1,034
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	2,500	3,061
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/26	420	514
[1]	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/26	5,100	6,309
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	2,540	3,006
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	1,020	1,279
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	620	768
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	450	548
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	955	1,164
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/27	150	158
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	2,410	3,094
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	105	135
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/28	200	243
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/29	2,645	2,324
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	275	290
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	2,340	2,940
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	220	259
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	510	600
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/29	1,465	1,772
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/29	200	238
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/30	555	579
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	260	274

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	7,655	8,076
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	15,125	15,957
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	275	345
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/30	875	1,053
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/30	2,075	2,457
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	415	486
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	225	270
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/31	160	169
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/32	3,770	3,051
	Metropolitan Transportation Authority Transit Revenue	3.000%	11/15/32	290	310
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	1,000	1,181
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/32	615	703
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	1,235	1,480
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	250	330
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/32	3,075	3,850
	Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/33	3,135	2,468
[2]	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	2,230	2,640
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,695	2,118
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/33	1,000	1,315
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/34	5,000	5,452
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/34	1,530	1,785
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/35	6,745	7,902
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	945	1,102
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	600	700
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/35	220	263
	Metropolitan Transportation Authority Transit Revenue	3.250%	11/15/36	1,005	1,088
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/36	1,710	1,942
	Metropolitan Transportation Authority Transit Revenue	3.375%	11/15/37	340	370
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/37	500	583
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	600	687

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/37	1,050	1,251
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	2,655	3,086
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	100	113
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/38	100	104
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	690	737
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	150	163
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	2,215	2,409
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	770	823
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/38	955	1,021
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/39	1,170	771
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	2,925	3,286
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/39	495	628
Metropolitan Transportation Authority Transit Revenue	0.000%	11/15/40	755	482
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/40	1,095	1,252
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/41	1,045	1,178
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	465	490
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/41	340	397
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	1,120	1,194
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	795	838
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/42	10	11
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	615	698
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/43	435	453
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	895	970
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	550	586
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/43	4,500	5,749
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/44	20,000	23,668
Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/44	980	1,062
Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/44	1,320	1,494
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	100	109
Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/45	3,000	3,514

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue	4.750%	11/15/45	3,595	4,436
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/45	745	849
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	8,085	9,385
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/46	935	1,048
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	250	295
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/46	155	180
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/47	5,000	5,841
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	6,500	7,586
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/48	2,265	2,662
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/48	895	1,122
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/49	3,500	4,077
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/49	2,330	2,918
	Metropolitan Transportation Authority Transit Revenue	4.000%	11/15/50	550	640
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/50	10,385	12,991
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/51	2,500	2,965
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/52	975	1,201
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	1,100	1,267
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/55	21,515	27,121
	Metropolitan Transportation Authority Transit Revenue	5.000%	11/15/56	1,640	1,932
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,695	1,998
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/56	1,555	1,861
	Metropolitan Transportation Authority Transit Revenue	5.250%	11/15/57	1,435	1,728
	Metropolitan Transportation Authority Transit Revenue BAN	4.000%	2/1/22	11,805	12,023
	Metropolitan Transportation Authority Transit Revenue BAN	5.000%	5/15/22	17,000	17,633
	Metropolitan Transportation Authority Transit Revenue TRAN	4.250%	11/15/39	275	287
[1]	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	475	482
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	700	710
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	400	406
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	1,770	1,795
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	150	152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/21	245	248
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	175	178
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	435	441
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.250%	11/15/21	80	81
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	50	53
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	220	234
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	2,215	2,355
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/22	210	223
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	5/15/23	240	261
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	115	128
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/23	145	161
	Metropolitan Transportation Authority Transit Revenue, Prere.	5.000%	11/15/24	2,040	2,363
	Monroe County NY Industrial Development Corp. College & University Revenue	5.000%	7/1/37	1,000	1,161
	Monroe County NY Industrial Development Corp. College & University Revenue	4.000%	7/1/43	350	404
	Monroe County NY Industrial Development Corp. College & University Revenue (University of Rochester Project)	4.000%	7/1/50	6,500	7,704
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/51	1,200	1,214
	MTA Hudson Rail Yards Trust Obligations Lease Revenue	5.000%	11/15/56	8,145	8,778
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/34	3,500	4,463
	Nassau County Interim Finance Authority Sales Tax Revenue	4.000%	11/15/35	2,500	3,179
	Nassau County Interim Finance Authority Sales Tax Revenue	5.000%	11/15/35	4,000	5,479
	Nassau County NY GO	5.000%	1/1/22	100	102
	Nassau County NY GO	5.000%	10/1/23	3,155	3,483
	Nassau County NY GO	5.000%	10/1/27	975	1,228
	Nassau County NY GO	5.000%	4/1/39	250	268
	Nassau County NY GO	5.000%	4/1/43	390	417
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue	3.950%	11/1/48	2,000	2,176
[13]	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.600%	7/1/25	1,000	1,004
	New York City Housing Development Corp. Local or Guaranteed Housing Revenue PUT	0.700%	7/1/25	1,000	1,006
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/33	2,000	2,249
[1]	New York City Industrial Development Agency Miscellaneous Revenue	3.000%	1/1/37	3,000	3,315
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/36	500	552

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	2.500%	3/1/37	1,145	1,185
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/38	790	872
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/40	4,190	4,573
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	4.000%	3/1/45	1,500	1,728
[1]	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	3,000	3,226
	New York City Industrial Development Agency Miscellaneous Revenue (Yankee Stadium Project) PILOT	3.000%	3/1/49	3,000	3,118
[9]	New York City Industrial Development Agency Recreational Revenue PILOT	0.000%	3/1/44	150	86
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/23	100	110
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	750	857
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/24	175	200
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	170	202
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/25	115	137
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/26	400	490
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/27	1,790	2,256
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/28	800	1,009
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/29	1,640	2,061
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/30	255	301
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/32	3,265	4,455
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/33	240	306
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/34	3,100	3,652
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/35	1,000	1,248
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	750	883
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/35	2,070	2,581
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	265	309
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/36	1,000	1,243
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/36	4,000	5,079
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/37	2,270	2,878
	New York City Transitional Finance Authority Building Aid Appropriations Revenue	4.000%	7/15/38	2,130	2,515

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/40	9,490	11,107
New York City Transitional Finance Authority Building Aid Appropriations Revenue	5.000%	7/15/41	600	702
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/47	5,715	6,206
New York City Transitional Finance Authority Building Aid Appropriations Revenue	3.000%	7/15/49	5,000	5,383
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/23	490	513
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/24	250	262
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/25	160	160
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.250%	7/15/27	100	103
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/28	915	958
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/30	800	837
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/31	305	364
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	170	170
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/32	430	450
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/33	140	146
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/34	1,375	1,592
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	2,010	2,325
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/35	190	226
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.250%	7/15/35	2,085	2,695
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/36	740	836
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/36	250	289
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	6,185	7,367
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	8,885	9,286
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/37	300	346
New York City Transitional Finance Authority Building Aid Income Tax Revenue	4.000%	7/15/40	1,675	1,880
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/40	3,950	4,546
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	2,125	2,675
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	1,240	1,561
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	5,520	6,347
New York City Transitional Finance Authority Building Aid Income Tax Revenue	5.000%	7/15/43	9,215	10,944
New York City Transitional Finance Authority Building Aid Income Tax Revenue	3.500%	7/15/47	1,395	1,545

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Building Aid Miscellaneous Revenue	5.000%	7/15/36	100	100
New York City Transitional Finance Authority Building Aid Miscellaneous Revenue	5.000%	7/15/40	1,500	1,504
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	350	354
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	415	420
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	2,205	2,232
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/21	400	405
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/22	2,840	2,980
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	310	314
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	385	409
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	135	143
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	1,110	1,178
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/22	150	159
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	450	494
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/23	200	220
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	445	494
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,970	2,187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	270	273
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	750	833
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	550	584
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/23	1,050	1,166
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/24	250	283
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/24	2,385	2,730
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	595	602
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	130	138
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	835	965
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/24	1,250	1,445
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/25	2,090	2,141
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/25	140	147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	2,075	2,442
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	435	522

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/25	590	707
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/26	250	285
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	185	196
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	640	753
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	101
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	1,685	2,089
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	145	164
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	100	124
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/26	5,000	6,200
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/27	600	643
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/27	555	633
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	125	147
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	555	663
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	670	841
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/27	3,955	5,032
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/28	3,025	3,242
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/28	920	1,050
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	1,215	1,519
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/28	10,000	10,609
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	860	1,034
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	150	180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/29	245	274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/29	1,650	1,999
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	1,280	1,460
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/29	80	95
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	4,860	5,156
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	3,250	4,045
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/29	1,000	1,191
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	435	537
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	160	179

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/30	465	498
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/30	350	379
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	1,075	1,309
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/30	225	282
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/30	210	227
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	1,525	1,785
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/30	550	682
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	655	784
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	210	251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	1,500	1,536
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/31	6,000	6,427
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/31	2,025	2,336
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	60	65
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	155	192
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/31	2,110	2,868
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	800	912
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	720	821
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/31	825	974
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,720	2,753
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	8,070	8,561
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	2,800	3,333
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/31	3,000	4,121
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/32	400	428
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	4,255	5,267
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/32	2,510	3,025
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	2,060	2,347
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	375	455
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/32	920	1,085
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	905	916
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	100	106

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/32	510	575
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	380	458
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/33	1,460	1,854
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	315	359
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	110	134
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/33	2,120	2,710
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/34	3,700	4,418
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,500	2,705
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/34	2,445	2,942
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	395	450
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	2,430	2,946
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/34	590	695
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/34	430	510
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/35	100	119
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	150	180
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/35	595	752
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	2,000	2,274
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/35	3,295	3,747
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	660	783
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	10	11
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/35	2,145	2,770
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	754
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	705	862
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/36	2,075	2,313
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	360	410
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/36	1,400	1,729
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/36	3,600	4,437
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,335	1,517
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	5,615	6,596
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	1,000	1,242

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/36	500	605
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	1,270	1,430
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/36	8,890	11,833
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/37	1,500	1,604
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,000	3,071
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/37	3,070	3,754
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,055	1,225
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/37	1,600	1,962
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	2,565	3,076
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	1,035	1,303
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/37	12,000	15,914
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/37	3,110	3,649
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/37	2,000	2,212
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	3,475	4,208
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/37	10,560	13,028
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	10,000	13,261
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/37	475	534
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/38	1,350	1,654
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,615	1,920
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	1,130	1,257
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/38	5,065	6,190
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	2,185	2,360
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/38	1,840	2,366
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	920	1,043
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/38	2,120	2,633
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	5,000	6,108
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	415	507
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/38	1,715	2,072
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/38	7,135	7,866
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/39	1,040	1,235

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/39	6,000	7,311
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	4,660	4,824
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	175	215
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/39	2,485	3,187
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	690	774
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	8/1/39	4,250	5,020
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	7,095	8,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/39	4,750	5,892
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	5,000	5,969
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/39	1,825	2,224
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/40	4,450	5,277
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/40	15,340	18,326
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	2,225	2,759
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/40	625	789
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/41	2,875	3,597
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/41	3,700	4,488
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/42	150	167
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/42	225	251
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	5/1/42	5,600	6,036
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/42	3,505	3,961
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/42	5,860	6,953
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	11/1/42	595	654
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	2/1/43	5,250	6,382
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/44	750	857
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/45	2,950	3,194
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	5/1/45	9,700	11,613
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	5.000%	8/1/45	5,205	6,411
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	11/1/45	2,000	2,382
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/46	5,000	6,010
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	5/1/46	2,500	2,699

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	4.000%	2/1/49	5,000	5,992
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	11/1/50	10,000	10,781
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue	3.000%	2/1/51	7,000	7,555
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/21	235	235
New York City Transitional Finance Authority Future Tax Secured Income Tax Revenue, ETM	5.000%	8/1/21	1,550	1,550
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/31	125	145
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/34	100	116
New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.000%	2/1/41	6,675	7,672
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	2/1/23	1,610	1,701
New York City Trust for Cultural Resources Miscellaneous Revenue	4.000%	12/1/33	3,000	3,665
New York City Water & Sewer System Water Revenue	5.000%	6/15/23	300	328
New York City Water & Sewer System Water Revenue	5.000%	6/15/23	270	295
New York City Water & Sewer System Water Revenue	4.000%	6/15/24	185	206
New York City Water & Sewer System Water Revenue	5.000%	6/15/24	130	148
New York City Water & Sewer System Water Revenue	5.000%	6/15/24	280	299
New York City Water & Sewer System Water Revenue	5.000%	6/15/25	315	351
New York City Water & Sewer System Water Revenue	5.000%	6/15/25	830	926
New York City Water & Sewer System Water Revenue	5.000%	6/15/25	365	407
New York City Water & Sewer System Water Revenue	5.000%	6/15/26	6,020	6,994
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	3,065	3,684
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	325	383
New York City Water & Sewer System Water Revenue	5.000%	6/15/27	1,000	1,179
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	155	195
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	775	881
New York City Water & Sewer System Water Revenue	5.000%	6/15/28	2,240	2,771
New York City Water & Sewer System Water Revenue	5.000%	6/15/29	675	767
New York City Water & Sewer System Water Revenue	5.000%	6/15/30	885	1,057
New York City Water & Sewer System Water Revenue	5.250%	6/15/30	2,555	2,669
New York City Water & Sewer System Water Revenue	5.000%	6/15/31	245	288
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,510	1,800

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Water & Sewer System Water Revenue	5.000%	6/15/32	1,130	1,428
New York City Water & Sewer System Water Revenue	4.000%	6/15/34	210	231
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,180	1,230
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	840	915
New York City Water & Sewer System Water Revenue	5.000%	6/15/34	1,450	1,727
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	1,230	1,339
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	695	757
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	6,110	6,920
New York City Water & Sewer System Water Revenue	5.000%	6/15/35	3,565	4,244
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	6,545	7,409
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	6,155	6,967
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,310	1,623
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,510	4,175
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	3,360	4,431
New York City Water & Sewer System Water Revenue	5.000%	6/15/36	1,000	1,132
New York City Water & Sewer System Water Revenue	5.250%	6/15/36	5,000	6,284
New York City Water & Sewer System Water Revenue	4.000%	6/15/37	10	12
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	890	1,041
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	4,265	4,989
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	2,370	2,898
New York City Water & Sewer System Water Revenue	5.000%	6/15/37	365	451
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	4,485	5,629
New York City Water & Sewer System Water Revenue	5.250%	6/15/37	1,000	1,245
New York City Water & Sewer System Water Revenue	3.000%	6/15/38	1,820	2,032
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	435	473
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	900	1,111
New York City Water & Sewer System Water Revenue	5.000%	6/15/38	1,030	1,306
New York City Water & Sewer System Water Revenue	4.000%	6/15/39	200	206
New York City Water & Sewer System Water Revenue	4.500%	6/15/39	2,855	3,167
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	3,790	4,278

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	5,345	6,239
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	625	728
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,200	1,399
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	1,650	1,959
New York City Water & Sewer System Water Revenue	5.000%	6/15/39	500	584
New York City Water & Sewer System Water Revenue	4.000%	6/15/40	5,045	6,015
New York City Water & Sewer System Water Revenue	5.000%	6/15/40	1,470	1,744
New York City Water & Sewer System Water Revenue	5.000%	6/15/40	2,010	2,628
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	9,050	10,765
New York City Water & Sewer System Water Revenue	4.000%	6/15/41	7,515	9,033
New York City Water & Sewer System Water Revenue	3.500%	6/15/42	10,000	12,713
New York City Water & Sewer System Water Revenue	4.000%	6/15/42	2,375	2,845
New York City Water & Sewer System Water Revenue	4.000%	6/15/42	2,000	2,419
New York City Water & Sewer System Water Revenue	5.000%	6/15/44	115	129
New York City Water & Sewer System Water Revenue	4.000%	6/15/45	500	515
New York City Water & Sewer System Water Revenue	4.000%	6/15/45	1,010	1,039
New York City Water & Sewer System Water Revenue	4.000%	6/15/45	7,730	8,389
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	155	174
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	4,030	4,201
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	2,720	2,769
New York City Water & Sewer System Water Revenue	5.000%	6/15/45	150	184
New York City Water & Sewer System Water Revenue	4.000%	6/15/46	2,335	2,605
New York City Water & Sewer System Water Revenue	4.625%	6/15/46	3,000	3,229
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	6,910	7,492
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	10,530	12,685
New York City Water & Sewer System Water Revenue	5.000%	6/15/46	775	902
New York City Water & Sewer System Water Revenue	5.250%	6/15/46	1,475	1,808
New York City Water & Sewer System Water Revenue	4.000%	6/15/47	1,100	1,152
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	15,480	16,515
New York City Water & Sewer System Water Revenue	5.000%	6/15/47	290	314

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,365	2,658
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	9,980	12,226
	New York City Water & Sewer System Water Revenue	5.000%	6/15/47	2,795	3,030
	New York City Water & Sewer System Water Revenue	5.250%	6/15/47	520	644
	New York City Water & Sewer System Water Revenue	3.500%	6/15/48	1,000	1,138
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	1,750	2,146
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	21,620	26,912
	New York City Water & Sewer System Water Revenue	5.000%	6/15/48	3,500	4,601
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	885	1,031
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	5,250	6,176
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	8,520	10,112
	New York City Water & Sewer System Water Revenue	4.000%	6/15/49	2,000	2,374
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	4,000	5,055
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	1,735	2,208
	New York City Water & Sewer System Water Revenue	5.000%	6/15/49	13,325	17,179
	New York City Water & Sewer System Water Revenue	5.250%	6/15/49	3,500	4,476
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	820	887
	New York City Water & Sewer System Water Revenue	3.000%	6/15/50	7,000	7,603
	New York City Water & Sewer System Water Revenue	4.000%	6/15/50	12,000	14,349
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	1,500	1,926
	New York City Water & Sewer System Water Revenue	5.000%	6/15/50	5,000	6,495
	New York City Water & Sewer System Water Revenue	3.000%	6/15/51	5,000	5,447
	New York City Water & Sewer System Water Revenue	4.000%	6/15/51	5,000	5,997
	New York City Water & Sewer System Water Revenue	5.000%	6/15/51	1,000	1,310
	New York City Water & Sewer System Water Revenue, ETM	5.000%	6/15/22	100	104
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	12/15/21	440	448
	New York City Water & Sewer System Water Revenue, Prere.	5.250%	12/15/21	685	698
	New York City Water & Sewer System Water Revenue, Prere.	5.000%	6/15/23	8,015	8,742
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/32	220	180
[2]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/36	700	527

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/39	500	346
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/40	650	424
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	5.000%	11/15/40	3,210	3,779
[1]	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	0.000%	11/15/43	345	211
	New York Convention Center Development Corp. Hotel Occupancy Tax Revenue	4.000%	11/15/45	100	110
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.000%	11/15/44	8,545	8,652
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.125%	11/15/44	3,505	3,551
	New York Liberty Development Corp. Lease Revenue (4 World Trade Center Project)	5.750%	11/15/51	6,425	6,521
	New York Liberty Development Corp. Port, Airport & Marina Revenue	5.000%	12/15/41	6,300	6,404
	New York Municipal Bond Bank Agency Appropriations Revenue	5.000%	12/1/21	250	254
	New York NY GO	5.000%	8/1/21	390	390
	New York NY GO	5.000%	8/1/21	3,670	3,670
	New York NY GO	5.000%	8/1/21	185	185
	New York NY GO	5.000%	8/1/21	2,605	2,605
	New York NY GO	5.000%	8/1/21	175	175
	New York NY GO	5.000%	8/1/21	715	715
	New York NY GO	5.000%	8/1/21	315	315
	New York NY GO	5.000%	8/1/21	1,000	1,000
	New York NY GO	5.000%	8/1/21	2,210	2,210
	New York NY GO	5.000%	8/1/21	765	765
	New York NY GO	5.000%	8/1/21	55	55
	New York NY GO	5.000%	4/1/22	250	258
	New York NY GO	4.000%	8/1/22	1,635	1,699
	New York NY GO	5.000%	8/1/22	3,535	3,709
	New York NY GO	5.000%	8/1/22	2,350	2,407
	New York NY GO	5.000%	8/1/22	735	771
	New York NY GO	5.000%	8/1/22	300	315
	New York NY GO	5.000%	8/1/22	1,515	1,589
	New York NY GO	5.000%	8/1/22	170	178
	New York NY GO	5.000%	8/1/22	700	734
	New York NY GO	5.000%	8/1/22	845	887
	New York NY GO	5.000%	8/1/22	205	215
	New York NY GO	5.000%	8/1/22	1,000	1,049
	New York NY GO	5.000%	8/1/22	215	226
	New York NY GO	5.000%	8/1/22	1,200	1,259
	New York NY GO	5.000%	8/1/22	5,250	5,508
	New York NY GO	5.000%	8/1/22	225	236
	New York NY GO	5.000%	8/1/22	200	210
	New York NY GO	5.000%	8/1/22	200	210
	New York NY GO	5.000%	8/1/23	6,240	6,547
	New York NY GO	5.000%	8/1/23	1,500	1,609
	New York NY GO	5.000%	8/1/23	1,670	1,833
	New York NY GO	5.000%	8/1/23	290	318
	New York NY GO	5.000%	8/1/23	275	302
	New York NY GO	5.000%	8/1/23	100	110
	New York NY GO	5.000%	8/1/23	5,000	5,489
	New York NY GO	5.000%	8/1/23	2,910	3,194
	New York NY GO	5.000%	8/1/23	190	191
	New York NY GO	5.000%	8/1/23	125	137

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/23	815	895
New York NY GO	5.000%	8/1/23	1,025	1,125
New York NY GO	5.000%	8/1/23	3,000	3,293
New York NY GO	5.000%	8/1/23	540	593
New York NY GO	5.000%	8/1/24	310	325
New York NY GO	5.000%	8/1/24	710	745
New York NY GO	5.000%	8/1/24	150	164
New York NY GO	5.000%	8/1/24	3,045	3,484
New York NY GO	5.000%	8/1/24	1,120	1,282
New York NY GO	5.000%	8/1/24	745	853
New York NY GO	5.000%	8/1/24	365	418
New York NY GO	5.000%	8/1/24	4,760	5,447
New York NY GO	5.000%	8/1/24	5,415	6,196
New York NY GO	5.000%	8/1/24	1,000	1,144
New York NY GO	5.000%	8/1/24	500	572
New York NY GO	5.000%	8/1/24	210	225
New York NY GO	5.000%	8/1/24	270	309
New York NY GO	5.000%	8/1/24	250	268
New York NY GO	5.000%	8/1/25	2,000	2,049
New York NY GO	5.000%	8/1/25	605	649
New York NY GO	5.000%	8/1/25	2,195	2,408
New York NY GO	5.000%	8/1/25	1,260	1,496
New York NY GO	5.000%	8/1/25	1,465	1,674
New York NY GO	5.000%	8/1/25	4,155	4,749
New York NY GO	5.000%	8/1/25	870	1,033
New York NY GO	5.000%	8/1/25	645	750
New York NY GO	5.000%	8/1/25	675	802
New York NY GO	5.000%	8/1/25	1,835	2,179
New York NY GO	5.000%	8/1/25	1,115	1,324
New York NY GO	5.000%	8/1/25	3,500	4,156
New York NY GO	5.000%	8/1/25	1,180	1,401
New York NY GO	5.000%	8/1/25	1,140	1,354
New York NY GO	5.000%	8/1/25	145	146
New York NY GO	5.000%	8/1/25	100	107
New York NY GO	5.000%	3/1/26	1,710	1,920
New York NY GO	5.000%	8/1/26	1,500	1,800
New York NY GO	5.000%	8/1/26	1,935	2,296
New York NY GO	5.000%	8/1/26	5,235	6,426
New York NY GO	5.000%	8/1/26	800	982
New York NY GO	5.000%	8/1/26	405	462
New York NY GO	5.000%	8/1/26	375	460
New York NY GO	5.000%	8/1/26	85	89
New York NY GO	5.000%	3/1/27	1,675	1,877
New York NY GO	5.000%	8/1/27	1,855	2,226
New York NY GO	5.000%	8/1/27	1,450	1,716
New York NY GO	5.000%	8/1/27	1,255	1,459
New York NY GO	5.000%	8/1/27	4,355	5,309
New York NY GO	5.000%	8/1/27	1,625	2,051
New York NY GO	5.000%	8/1/27	875	958
New York NY GO	5.000%	8/1/27	195	222
New York NY GO	5.000%	8/1/27	475	592
New York NY GO	5.000%	8/1/27	5,000	6,312
New York NY GO	5.000%	8/1/27	110	139
New York NY GO	5.000%	3/1/28	2,000	2,240
New York NY GO	5.000%	8/1/28	120	120
New York NY GO	5.000%	8/1/28	2,740	2,933
New York NY GO	5.000%	8/1/28	240	284
New York NY GO	5.000%	8/1/28	1,055	1,225

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York NY GO	5.000%	8/1/28	330	402
New York NY GO	5.000%	8/1/28	1,555	1,928
New York NY GO	5.000%	8/1/28	3,305	4,168
New York NY GO	5.000%	8/1/28	555	707
New York NY GO	5.000%	8/1/28	1,000	1,294
New York NY GO	5.000%	8/1/28	170	204
New York NY GO	5.000%	8/1/29	500	547
New York NY GO	5.000%	8/1/29	395	458
New York NY GO	5.000%	8/1/29	4,840	5,895
New York NY GO	5.000%	8/1/29	50	60
New York NY GO	5.000%	8/1/29	5,000	6,616
New York NY GO	5.000%	8/1/29	100	100
New York NY GO	5.000%	8/1/29	170	174
New York NY GO	5.000%	8/1/29	255	273
New York NY GO	5.000%	8/1/30	3,885	4,657
New York NY GO	5.000%	8/1/30	2,095	2,551
New York NY GO	5.000%	8/1/30	3,585	4,365
New York NY GO	5.000%	8/1/30	495	627
New York NY GO	5.000%	8/1/30	5,315	7,171
New York NY GO	5.000%	8/1/30	545	558
New York NY GO	5.000%	10/1/30	3,000	3,960
New York NY GO	5.000%	10/1/30	390	393
New York NY GO	5.000%	12/1/30	365	449
New York NY GO	5.000%	8/1/31	85	97
New York NY GO	5.000%	8/1/31	2,000	2,678
New York NY GO	5.000%	10/1/31	8,910	11,706
New York NY GO	5.250%	10/1/31	5,500	6,988
New York NY GO	5.000%	12/1/31	200	246
New York NY GO	4.000%	8/1/32	350	406
New York NY GO	5.000%	8/1/32	110	125
New York NY GO	5.000%	8/1/32	170	193
New York NY GO	5.000%	10/1/32	180	181
New York NY GO	5.000%	4/1/33	5,440	7,349
New York NY GO	5.000%	8/1/33	1,250	1,366
New York NY GO	4.000%	8/1/34	2,750	3,395
New York NY GO	5.000%	12/1/34	100	123
New York NY GO	3.000%	3/1/35	2,000	2,250
New York NY GO	5.000%	6/1/35	5,000	5,833
New York NY GO	5.000%	10/1/35	500	621
New York NY GO	5.000%	12/1/35	820	1,003
New York NY GO	4.000%	3/1/36	3,250	3,950
New York NY GO	5.000%	6/1/36	130	151
New York NY GO	5.000%	3/1/37	5	5
New York NY GO	4.000%	8/1/37	1,000	1,204
New York NY GO	4.000%	8/1/37	485	591
New York NY GO	5.000%	12/1/37	200	245
New York NY GO	4.000%	3/1/38	2,145	2,625
New York NY GO	4.750%	8/1/38	3,335	3,623
New York NY GO	5.000%	8/1/38	3,140	4,101
New York NY GO	5.000%	10/1/38	4,005	4,951
New York NY GO	4.000%	3/1/39	1,440	1,565
New York NY GO	5.000%	3/1/39	1,000	1,321
New York NY GO	4.000%	8/1/39	595	720
New York NY GO	5.000%	8/1/39	4,090	5,248
New York NY GO	4.000%	8/1/40	4,230	5,052
New York NY GO	4.000%	10/1/40	500	584
New York NY GO	4.000%	8/1/41	605	729
New York NY GO	3.000%	10/1/41	5,000	5,464

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York NY GO	5.000%	12/1/41	775	946
	New York NY GO	4.000%	3/1/42	5,000	5,960
	New York NY GO	4.000%	8/1/42	2,060	2,439
	New York NY GO	5.000%	8/1/42	3,635	4,703
	New York NY GO	5.000%	4/1/43	7,500	9,297
	New York NY GO	5.000%	8/1/43	2,660	3,435
	New York NY GO	4.000%	12/1/43	265	308
	New York NY GO	5.000%	12/1/44	10,500	13,234
	New York NY GO	3.500%	4/1/46	2,000	2,192
	New York NY GO	4.000%	3/1/47	5,000	5,998
[4]	New York NY GO PUT, 9.000% coupon rate effective 12/1/25	5.000%	12/1/25	2,000	2,343
	New York NY GO, ETM	5.000%	8/1/21	600	600
	New York NY GO, ETM	5.000%	8/1/21	70	70
	New York NY GO, Prere.	5.000%	8/1/21	70	70
	New York NY GO, Prere.	5.000%	8/1/21	60	60
	New York NY GO, Prere.	5.000%	8/1/21	1,125	1,125
	New York NY GO, Prere.	5.000%	10/1/21	300	302
	New York NY GO, Prere.	5.000%	10/1/21	5	5
	New York NY GO, Prere.	5.000%	10/1/21	220	222
	New York NY GO, Prere.	5.000%	4/1/22	250	258
	New York NY GO, Prere.	5.000%	4/1/22	285	294
	New York NY GO, Prere.	5.000%	4/1/22	2,305	2,379
	New York NY GO, Prere.	5.000%	8/1/22	7,630	8,005
	New York NY GO, Prere.	5.000%	8/1/22	1,780	1,867
	New York NY GO, Prere.	5.000%	8/1/22	415	435
	New York NY GO, Prere.	5.000%	10/1/22	285	301
	New York NY GO, Prere.	5.000%	10/1/22	745	788
	New York NY GO, Prere.	5.000%	10/1/22	420	444
	New York NY GO, Prere.	5.000%	10/1/22	680	719
	New York NY GO, Prere.	5.000%	2/1/23	350	376
	New York NY GO, Prere.	5.000%	3/1/23	830	895
	New York NY GO, Prere.	5.000%	3/1/23	2,625	2,829
	New York NY GO, Prere.	5.000%	3/1/23	1,590	1,714
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/45	3,000	3,624
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/50	4,500	5,411
	New York Power Authority Electric Power & Light Revenue	4.000%	11/15/55	3,000	3,581
	New York Power Authority Electric Power & Light Revenue	3.250%	11/15/60	8,000	8,845
	New York Power Authority Electric Power & Light Revenue, ETM	5.000%	11/15/22	225	239
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/22	100	104
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/23	65	68
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/24	135	140
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/27	770	799
	New York State Dormitory Authority Appropriations Revenue	5.000%	5/15/29	665	690
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/21	500	504
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/24	25	28
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/26	785	929

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	New York State Dormitory Authority College & University Revenue	5.500%	7/1/31	20	26
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/32	215	253
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/34	510	598
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/35	780	903
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/35	115	135
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/36	1,400	1,687
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/38	600	762
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/40	1,500	1,847
	New York State Dormitory Authority College & University Revenue	3.000%	7/1/41	2,000	2,236
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/41	855	965
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/41	1,985	2,382
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/45	100	116
	New York State Dormitory Authority College & University Revenue	4.000%	7/1/46	1,000	1,216
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/46	1,615	2,565
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/47	2,000	3,207
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/48	190	220
	New York State Dormitory Authority College & University Revenue	5.000%	10/1/48	1,000	1,618
	New York State Dormitory Authority College & University Revenue	5.000%	7/1/51	2,535	3,345
	New York State Dormitory Authority College & University Revenue (New School Project)	4.000%	7/1/43	1,020	1,143
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/22	600	627
	New York State Dormitory Authority College & University Revenue, Prere.	5.000%	7/1/23	1,300	1,422
	New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/21	330	331
	New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/21	3,860	3,930
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	2,290	2,350
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	535	549
	New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/22	100	103
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	435	448
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	480	495
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	2,150	2,216
	New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/22	85	88

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	9/15/22	230	243
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/22	3,840	4,099
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	2,200	2,367
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	115	124
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	875	941
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	300	323
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	735	791
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/23	105	113
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	1,510	1,631
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	250	270
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/23	5,620	6,069
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/23	1,370	1,462
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	6,045	6,791
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	150	169
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	595	669
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	195	219
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/24	100	112
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	260	268
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	3,360	3,788
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/24	5,565	6,274
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/24	1,000	1,067
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	2,890	3,244
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	520	608
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	7,730	9,033
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/25	1,225	1,432
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	1,850	2,168
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	1,705	1,998
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/25	1,685	1,898
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	695	842
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	570	639

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/26	1,050	1,271
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	105	108
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	5,285	6,417
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/26	320	374
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/27	465	573
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/27	110	126
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/27	7,055	8,233
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/27	710	758
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,445	1,775
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	4,050	4,534
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,100	1,278
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/28	1,205	1,529
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/28	2,060	2,650
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/28	2,515	2,684
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	720	910
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	80	90
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	615	714
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/29	250	290
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,755	1,808
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	1,980	2,305
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/29	270	303
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/29	140	149
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	225	252
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/30	1,000	1,160
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	5,830	6,007
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	685	769
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	670	793
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/30	2,030	2,362
New York State Dormitory Authority Income Tax Revenue	5.000%	12/15/30	680	726
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/31	1,015	1,107

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/31	630	730
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,995	2,055
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	370	438
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	1,910	2,221
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/31	460	517
New York State Dormitory Authority Income Tax Revenue	5.000%	6/15/31	945	1,008
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	2,265	2,625
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/32	3,215	3,967
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/32	5,000	5,621
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	650	730
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/32	1,705	2,016
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/33	4,575	5,300
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	140	144
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	2,570	2,986
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/33	400	449
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/33	4,710	5,616
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/34	1,000	1,159
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	5,050	6,335
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/34	40	53
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	1,880	2,221
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/34	365	424
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/35	8,500	10,450
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	775	900
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/35	440	493
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/36	2,000	2,460
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	1,685	1,886
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	9,040	11,036
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/36	5,595	6,601
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/37	1,100	1,326
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/37	370	428

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/37	3,080	3,754
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/37	2,000	2,238
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/38	3,130	3,759
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	580	711
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	910	1,134
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/38	1,090	1,259
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	1,005	1,124
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/38	5,040	6,425
New York State Dormitory Authority Income Tax Revenue	5.250%	3/15/38	1,480	1,910
New York State Dormitory Authority Income Tax Revenue	5.000%	8/15/38	145	146
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/39	6,605	7,915
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	3,200	3,874
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/39	1,190	1,374
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/39	19,505	24,796
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/40	3,500	4,442
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/41	1,710	2,064
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	1,995	2,475
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	2,110	2,163
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	11,705	13,488
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/42	5,000	6,025
New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/42	5,000	5,473
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/42	335	345
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	6,500	7,822
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/43	2,055	2,549
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	11,500	13,235
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/44	100	115
New York State Dormitory Authority Income Tax Revenue	5.000%	3/15/44	250	315
New York State Dormitory Authority Income Tax Revenue	5.000%	2/15/45	1,575	1,811
New York State Dormitory Authority Income Tax Revenue	4.000%	3/15/45	1,515	1,809
New York State Dormitory Authority Income Tax Revenue	4.000%	2/15/49	3,000	3,534

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Income Tax Revenue	3.000%	3/15/49	15,000	16,290
	New York State Dormitory Authority Income Tax Revenue, ETM	4.000%	12/15/22	435	458
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	12/15/22	625	667
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	2,595	2,789
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/23	225	242
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/24	200	225
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	2/15/25	2,775	3,237
	New York State Dormitory Authority Income Tax Revenue, ETM	5.000%	3/15/28	5	6
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	12/15/22	2,055	2,192
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	1,445	1,554
	New York State Dormitory Authority Income Tax Revenue, Prere.	5.000%	2/15/23	765	823
	New York State Dormitory Authority Income Tax Revenue,ETM	5.000%	3/15/24	1,900	2,142
[7]	New York State Dormitory Authority Lease (Appropriation) Revenue	5.500%	5/15/22	1,810	1,887
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/25	1,000	1,173
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/26	6,500	7,892
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/31	3,000	4,125
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/33	5,000	6,754
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/34	10,000	12,421
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/34	5,000	6,714
	New York State Dormitory Authority Lease (Appropriation) Revenue	5.000%	3/15/36	4,000	5,327
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/38	5,000	6,109
	New York State Dormitory Authority Lease (Appropriation) Revenue	4.000%	3/15/39	5,000	6,088
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,035	2,152
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,000	1,147
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	1,100	1,343
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/31	1,500	1,631
	New York State Dormitory Authority Lease (Non-Terminable) Revenue	3.000%	10/1/32	1,500	1,627
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/24	100	115
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/28	2,560	3,143

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Dormitory Authority Lease Revenue (School District Bond Financing Program)	5.000%	10/1/32	1,000	1,220
	New York State Dormitory Authority Lease Revenue (School Districts Bond Financing Program)	5.000%	10/1/29	1,680	2,057
[1]	New York State Dormitory Authority Lease Revenue (School Districts Revenue Financing Program)	5.000%	10/1/34	1,385	1,766
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	3,195	3,292
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	6,140	6,327
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	355	366
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	1,095	1,182
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	250	270
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	135	146
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	150	162
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	1,265	1,365
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	5,105	5,759
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	4,275	4,823
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	1,430	1,678
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	10	12
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	95	107
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	135	158
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	1,700	1,916
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	820	960
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	100	119
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/26	225	273
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	455	512
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	930	1,107
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	910	1,119
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/27	2,290	2,678
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	3,300	3,711
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	405	482
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/28	520	639
	New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	3,225	4,007

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,635	2,094
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	1,720	2,044
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/29	175	215
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	4,245	4,771
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	1,375	1,633
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,000	2,454
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	2,240	2,775
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	450	574
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	445	567
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	1,470	1,652
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	655	778
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,425	2,974
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	3,205	3,969
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/31	2,010	2,555
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	3,345	3,757
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/32	1,255	1,489
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	2,210	2,481
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	390	462
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	555	679
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	65	82
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	805	904
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	280	331
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,485	1,815
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	590	729
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	100	122
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	5,820	7,185
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,090	2,549
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	8,565	10,831
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/36	2,385	3,062
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,000	1,234

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/37	1,425	1,799
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	1,675	2,066
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/38	300	336
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/40	2,510	3,088
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	330	420
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/41	240	301
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	320	392
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/43	5,045	6,323
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/44	4,410	5,118
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	3,340	3,734
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/44	740	926
New York State Dormitory Authority Sales Tax Revenue	4.000%	3/15/48	2,230	2,578
New York State Dormitory Authority Sales Tax Revenue, ETM	5.000%	3/15/22	5	5
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,080	1,166
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,055	1,139
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	1,420	1,533
New York State Dormitory Authority Sales Tax Revenue, Prere.	5.000%	3/15/23	600	648
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/23	575	600
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/24	100	104
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/32	140	152
New York State Environmental Facilities Corp. Water Revenue	5.000%	5/15/41	425	427
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/41	5	6
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/42	660	815
New York State Environmental Facilities Corp. Water Revenue	4.000%	6/15/46	125	141
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/47	7,225	8,938
New York State Environmental Facilities Corp. Water Revenue	5.000%	6/15/48	1,220	1,531
New York State Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/38	960	1,070
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/22	520	537
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/23	140	145
New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/26	110	114

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway & Bridge Trust Fund Miscellaneous Revenue	5.000%	4/1/32	100	103
	New York State Thruway Authority Highway & Bridge Trust Funds Miscellaneous Revenue	5.000%	4/1/30	9,000	9,288
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	400	427
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	75	77
	New York State Thruway Authority Highway Revenue	5.000%	1/1/23	1,650	1,762
	New York State Thruway Authority Highway Revenue	5.000%	1/1/24	515	575
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	1,565	1,747
	New York State Thruway Authority Highway Revenue	5.000%	1/1/25	350	406
	New York State Thruway Authority Highway Revenue	5.000%	1/1/28	2,615	3,020
	New York State Thruway Authority Highway Revenue	5.000%	1/1/29	1,010	1,166
	New York State Thruway Authority Highway Revenue	5.000%	1/1/30	2,920	3,360
	New York State Thruway Authority Highway Revenue	5.000%	1/1/31	1,775	2,041
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	505	580
	New York State Thruway Authority Highway Revenue	5.000%	1/1/32	4,950	5,902
	New York State Thruway Authority Highway Revenue	5.000%	1/1/36	2,000	2,592
	New York State Thruway Authority Highway Revenue	4.000%	1/1/37	4,295	5,166
	New York State Thruway Authority Highway Revenue	4.000%	1/1/38	2,500	3,000
	New York State Thruway Authority Highway Revenue	5.000%	1/1/41	1,015	1,202
	New York State Thruway Authority Highway Revenue	4.125%	1/1/42	390	395
	New York State Thruway Authority Highway Revenue	5.000%	1/1/46	1,410	1,658
	New York State Thruway Authority Highway Revenue	4.000%	1/1/47	1,000	1,183
	New York State Thruway Authority Highway Revenue	3.000%	1/1/50	5,000	5,370
	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	5,000	5,878
[2]	New York State Thruway Authority Highway Revenue	4.000%	1/1/50	2,465	2,919
	New York State Thruway Authority Highway Revenue	4.000%	1/1/51	115	127
	New York State Thruway Authority Highway Revenue	5.000%	1/1/51	515	602
[1]	New York State Thruway Authority Highway Revenue	3.000%	1/1/53	2,500	2,673
	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	10,000	11,713
[1]	New York State Thruway Authority Highway Revenue	4.000%	1/1/53	2,500	2,950
	New York State Thruway Authority Highway Revenue	4.000%	1/1/56	685	753

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Thruway Authority Highway Revenue	5.250%	1/1/56	2,395	2,839
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	400	408
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	375	383
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	350	357
	New York State Thruway Authority Highway Revenue, Prere.	5.000%	1/1/22	785	801
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/29	3,895	3,917
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/30	190	191
	New York State Thruway Authority Income Tax Revenue	5.000%	3/15/31	250	251
	New York State Thruway Authority Lease (Appropriation) Revenue	5.000%	3/15/32	28,945	39,325
	New York State Thruway Authority Lease (Appropriation) Revenue	3.000%	3/15/50	2,500	2,700
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/54	30,000	35,437
	New York State Thruway Authority Lease (Appropriation) Revenue	4.000%	3/15/59	7,000	8,235
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	1,620	1,669
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	880	907
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	2,585	2,664
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/22	4,750	4,895
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	275	297
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	525	567
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	600	648
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	1,110	1,198
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	630	680
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	400	432
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	375	405
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/23	450	486
[3]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/23	3,895	4,237
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	360	388
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,910	3,281
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,575	2,903
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	3,655	3,943
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	225	254

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	2,650	2,859
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/24	8,565	9,658
[3]	New York State Urban Development Corp. Income Tax Revenue	5.500%	3/15/24	1,400	1,597
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	1,590	1,864
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	320	345
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	750	879
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/25	5,030	5,898
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	115	124
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	1,570	1,871
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/26	2,655	3,224
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	1,345	1,682
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	100	119
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	6,325	7,624
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	100	108
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	865	1,082
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/27	200	216
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	7,695	8,291
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	660	783
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	2,095	2,521
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/28	145	181
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	6,305	6,793
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	225	253
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	945	1,121
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	1,135	1,223
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/29	2,220	2,925
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	370	399
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	145	156
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	640	718
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/30	185	219
	New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	1,010	1,264

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	2,850	3,069
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	200	224
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/31	4,000	5,404
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,485	1,824
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	410	441
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	1,205	1,427
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/32	150	168
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,750	5,112
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	525	565
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	1,700	2,011
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	500	538
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,500	6,023
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/33	4,915	6,492
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/34	1,465	1,802
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	175	215
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	1,145	1,282
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	865	1,022
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	165	197
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/34	5,000	6,227
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	260	311
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	145	185
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/35	530	593
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/36	5,000	6,040
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	6,375	7,934
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/36	3,500	4,447
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/37	4,450	5,851
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/40	10,000	10,929
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/42	5,600	6,706
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	2,000	2,511
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/42	3,105	3,845

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
New York State Urban Development Corp. Income Tax Revenue	5.000%	3/15/43	2,410	2,583
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	1,500	1,779
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	4,000	4,745
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/45	16,775	19,742
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/47	1,010	1,179
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/48	7,500	8,096
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	10,500	12,420
New York State Urban Development Corp. Income Tax Revenue	4.000%	3/15/49	19,300	22,829
New York State Urban Development Corp. Income Tax Revenue	3.000%	3/15/50	1,295	1,395
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/22	375	386
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/23	380	410
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/36	10	13
New York State Urban Development Corp. Lease (Appropriation) Revenue	5.000%	3/15/41	100	128
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/44	7,060	8,400
New York State Urban Development Corp. Lease (Appropriation) Revenue	4.000%	3/15/46	3,115	3,695
New York State Urban Development Corp. Lease (Appropriation) Revenue	3.000%	3/15/49	2,500	2,707
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/30	1,990	2,684
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/36	1,975	2,612
New York Transportation Development Corp. Industrial Revenue	5.000%	12/1/38	500	658
Oneida County Local Development Corp. College & University Revenue (Hamilton College Project)	5.000%	7/1/51	2,000	3,231
Oyster Bay NY GO	2.000%	11/1/21	835	838
Oyster Bay NY GO	4.000%	11/1/22	820	857
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/21	395	401
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/22	20	21
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/23	125	139
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/25	2,460	2,738
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/26	565	664
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/26	330	367
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/27	500	595
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/1/27	200	206
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	25	30

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/28	155	201
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/28	125	149
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/29	370	439
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/30	115	134
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/30	105	125
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/30	11,100	12,332
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/32	425	504
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	6/1/33	255	283
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/33	195	198
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/33	580	687
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/34	105	120
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/34	4,455	5,271
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/35	20	23
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/35	295	349
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/36	3,710	4,548
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.500%	7/15/36	250	255
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	1,470	1,902
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	95	108
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,300	4,025
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/37	5,000	6,448
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	1,070	1,292
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/38	3,440	4,427
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	3,325	4,007
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,710	5,349
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/40	5,145	5,965
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	5,625	6,886
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/41	5,155	6,080
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/41	5,930	7,128
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/42	365	444
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	12/15/42	200	217

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	1,010	1,193
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	12/1/43	4,120	4,551
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/1/45	420	485
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/46	1,435	1,710
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/47	5,020	6,165
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	1,055	1,308
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	885	1,047
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	10,250	12,190
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	12,595	16,177
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	2,390	2,914
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/57	1,150	1,411
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,415	13,013
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	8,370	9,960
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.125%	6/1/94	200	228
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/21	420	424
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/22	895	948
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/23	300	332
Sales Tax Asset Receivable Corp. Sales Tax Revenue, ETM	5.000%	10/15/24	1,000	1,154
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	4.000%	10/15/24	5,035	5,652
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,270	1,466
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,100	1,270
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	1,045	1,206
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	3,155	3,642
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	2,585	2,984
Sales Tax Asset Receivable Corp. Sales Tax Revenue, Prere.	5.000%	10/15/24	7,095	8,191
Suffolk County Water Authority Water Revenue	3.000%	6/1/32	210	225
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/21	375	379
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/21	165	167
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/21	295	299
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	1,040	1,106
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/22	110	117

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	1,095	1,217
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	355	383
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	535	594
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/23	560	595
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	415	480
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	515	596
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	510	553
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/24	250	289
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,370	1,485
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	1,250	1,498
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/25	320	384
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	1,840	1,992
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/26	260	276
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/27	265	287
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	865	1,130
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	450	588
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/28	185	200
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/29	655	579
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/29	395	492
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/30	2,575	2,219
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/30	755	937
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/31	2,920	2,450
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/31	2,125	2,558
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	3,115	2,592
Triborough Bridge & Tunnel Authority Highway Revenue	0.000%	11/15/32	2,190	1,792
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/32	425	527
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/33	575	712
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	395	488
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/34	1,100	1,306
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/36	1,000	1,279

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/37	3,590	4,433
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	1,400	1,511
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/38	880	1,086
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/40	2,140	2,486
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/41	1,900	2,253
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	4,355	5,341
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/42	2,595	3,250
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/44	3,000	3,728
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/45	3,150	3,408
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/46	12,445	13,451
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/46	90	106
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/47	2,015	2,354
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/47	2,960	3,643
Triborough Bridge & Tunnel Authority Highway Revenue	3.000%	11/15/48	9,015	9,729
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/51	5,950	7,815
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/54	1,000	1,195
Triborough Bridge & Tunnel Authority Highway Revenue	4.000%	11/15/56	13,000	15,546
Triborough Bridge & Tunnel Authority Highway Revenue	5.000%	11/15/56	3,000	3,925
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	150	153
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	1,345	1,372
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	2,100	2,143
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.000%	1/1/22	210	214
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.200%	1/1/22	350	357
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.250%	1/1/22	100	102
Triborough Bridge & Tunnel Authority Highway Revenue, Prere.	5.500%	1/1/22	100	102
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	4.000%	5/15/46	3,235	3,933
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue	5.000%	5/15/51	7,420	9,746
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/24	1,000	1,050
Triborough Bridge & Tunnel Authority Miscellaneous Taxes Revenue PUT	2.000%	5/15/26	1,000	1,073
Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/24	1,170	1,220

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/24	4,700	5,016
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/25	5,965	6,509
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/26	135	154
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/26	1,330	1,544
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	190	225
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/27	175	207
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/27	255	307
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	6/15/28	65	79
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/28	85	104
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/29	100	111
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	10,395	11,570
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/30	140	170
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/31	3,105	3,455
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/32	410	491
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/33	8,800	10,530
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	805	896
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	105	126
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/34	410	496
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	1,275	1,418
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/35	2,060	2,459
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/36	1,180	1,407
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/37	5,325	6,339
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/39	5,245	6,619
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/40	2,150	2,708
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	10,820	11,988
	Utility Debt Securitization Authority Electric Power & Light Revenue	5.000%	12/15/41	5,860	7,388
					3,401,903
North Carolina (1.5%)
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	5.000%	7/1/47	8,660	10,739
	Charlotte NC Airport Special Facilities Port, Airport & Marina Revenue	4.000%	7/1/51	2,000	2,417
	Charlotte NC COP	3.000%	6/1/22	75	75
[6]	Charlotte NC COP	4.000%	6/1/34	4,535	5,699
[6]	Charlotte NC COP	4.000%	6/1/35	3,000	3,756

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Charlotte NC COP	3.000%	6/1/36	1,580	1,770
[6]	Charlotte NC COP	3.000%	6/1/37	1,665	1,858
	Charlotte NC COP	4.000%	6/1/49	2,750	3,262
	Charlotte NC Water & Sewer System Water Revenue	5.000%	7/1/23	100	109
	Charlotte NC Water & Sewer System Water Revenue	4.000%	7/1/47	2,480	2,927
	Forsyth County NC GO	3.000%	4/1/29	4,535	5,290
	Mecklenburg County NC GO	5.000%	12/1/21	1,320	1,341
	Mecklenburg County NC GO	5.000%	12/1/26	1,780	2,213
	Mecklenburg County Public Facilities Corp. Appropriations Revenue	5.000%	2/1/23	1,080	1,160
	North Carolina Agricultural & Technical State University College & University Revenue	5.000%	10/1/40	1,750	2,064
	North Carolina Appropriations Revenue	5.000%	5/1/22	560	581
	North Carolina Appropriations Revenue	5.000%	5/1/22	1,000	1,037
	North Carolina Appropriations Revenue	5.000%	5/1/23	1,025	1,113
	North Carolina Appropriations Revenue	5.000%	6/1/23	2,290	2,497
	North Carolina Appropriations Revenue	5.000%	5/1/24	2,065	2,340
	North Carolina Appropriations Revenue	5.000%	5/1/25	5,200	5,888
	North Carolina Appropriations Revenue	5.000%	5/1/25	1,065	1,254
	North Carolina Appropriations Revenue	5.000%	6/1/25	865	1,021
	North Carolina Appropriations Revenue	5.000%	5/1/26	405	458
	North Carolina Appropriations Revenue	5.000%	5/1/26	3,520	4,288
	North Carolina Appropriations Revenue	5.000%	5/1/27	1,175	1,477
	North Carolina Appropriations Revenue	5.000%	5/1/27	85	96
	North Carolina Appropriations Revenue	5.000%	5/1/30	55	68
	North Carolina Appropriations Revenue	5.000%	5/1/31	9,195	12,380
	North Carolina Appropriations Revenue	4.000%	5/1/33	80	98
	North Carolina Appropriations Revenue	4.000%	5/1/34	40	49
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/23	50	54
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/24	100	113
	North Carolina Appropriations Revenue (Build NC Programs)	5.000%	5/1/25	150	177
	North Carolina Capital Facilities Finance Agency College & University Revenue	5.000%	10/1/44	1,090	1,316
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	1,225	1,464
	North Carolina Capital Facilities Finance Agency College & University Revenue, Prere.	5.000%	10/1/25	19,830	23,699
	North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, ETM	6.000%	1/1/22	792	811
	North Carolina Eastern Municipal Power Agency Electric Power & Light Revenue, Prere.	6.000%	1/1/22	205	210
	North Carolina GO	5.000%	5/1/22	500	518
	North Carolina GO	5.000%	6/1/22	225	234
	North Carolina GO	5.000%	6/1/23	5,215	5,686
	North Carolina GO	5.000%	6/1/24	1,775	2,019
	North Carolina GO	5.000%	6/1/24	10,000	11,373
	North Carolina GO	5.000%	6/1/25	1,895	2,239
	North Carolina GO	5.000%	6/1/26	3,350	4,097
	North Carolina GO	5.000%	6/1/26	1,070	1,309
	North Carolina GO	5.000%	6/1/28	5,000	6,480
	North Carolina GO	5.000%	6/1/29	1,505	1,998
	North Carolina GO	2.125%	6/1/36	1,180	1,208
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/23	2,235	2,404
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/24	165	185

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/25	5,165	6,039
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/26	385	447
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/27	100	116
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/28	5,025	6,436
	North Carolina Government Fund/Grant Revenue	5.000%	3/1/31	115	149
	North Carolina Medical Care Commission Health, Hospital, Nursing Home Revenue, Prere.	5.000%	6/1/22	300	312
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/24	245	273
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/25	295	341
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/26	145	173
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/27	195	232
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/28	305	362
	North Carolina Municipal Power Agency No. 1 Electric Power & Light Revenue	5.000%	1/1/29	40	47
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/24	1,275	1,453
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/25	2,655	3,140
	North Carolina Turnpike Authority Appropriations Revenue	5.000%	7/1/26	2,785	3,405
	North Carolina Turnpike Authority Government Fund/Grant Revenue	0.000%	1/1/45	11,000	5,728
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/44	1,500	1,859
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/47	200	229
	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	6,200	7,636
[1]	North Carolina Turnpike Authority Highway Revenue	5.000%	1/1/49	705	893
	North Carolina Turnpike Authority Highway Revenue	5.000%	7/1/51	200	229
	North Carolina Turnpike Authority Highway Revenue BAN	5.000%	2/1/24	4,250	4,749
	Union County NC Enterprise System Water Revenue	3.000%	6/1/34	1,275	1,452
	Union NC Enterprise System County Water Revenue	3.000%	6/1/51	10,000	11,061
	University of North Carolina at Greensboro College & University Revenue	4.000%	4/1/35	1,315	1,541
	Wake County NC Appropriations Revenue	5.000%	3/1/24	5,000	5,624
	Wake County NC Appropriations Revenue	5.000%	3/1/25	3,250	3,799
	Wake County NC Appropriations Revenue	5.000%	3/1/26	1,750	2,118
	Wake County NC GO	5.000%	3/1/23	510	550
					217,312
North Dakota (0.0%)
	Cass County Joint Water Resource District GO	0.480%	5/1/24	1,000	1,002
Ohio (1.4%)
	Akron OH Income Tax Revenue	5.000%	12/1/31	1,685	1,746
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/26	270	301
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/27	2,335	2,606
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/29	750	833

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/39	200	221
	American Municipal Power Inc. Electric Power & Light Revenue	5.000%	2/15/42	1,635	1,677
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.000%	2/15/42	1,395	1,603
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project)	4.375%	2/15/44	170	173
	American Municipal Power Inc. Electric Power & Light Revenue (AMP Fremont Energy Center Project), Prere.	5.000%	2/15/22	70	72
	American Municipal Power Inc. Electric Power & Light Revenue (Combination Hydroelectric Projects)	5.000%	2/15/46	5	6
	American Municipal Power Inc. Electric Power & Light Revenue PUT	1.000%	8/15/24	1,460	1,486
	American Municipal Power Inc. Electric Power & Light Revenue, Prere.	5.250%	2/15/22	1,920	1,973
	Athens City School District GO	3.250%	12/1/48	2,775	3,060
[2]	Berea City School District GO	4.000%	12/1/53	250	282
	Brunswick City School District GO, Prere.	5.250%	6/1/23	500	547
	Brunswick City School District GO, Prere.	5.250%	6/1/23	640	700
	Buckeye Tobacco Settlement Financing Authority Tobacco Settlement Funded Revenue, Prere.	6.250%	6/1/22	7,790	8,188
[3]	Cincinnati City School District GO	5.250%	12/1/31	200	283
	Cleveland Heights & University Heights City School District GO	4.500%	12/1/47	1,870	2,019
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/22	355	362
[1]	Cleveland OH Airport System Port, Airport & Marina Revenue	5.000%	1/1/24	2,040	2,277
	Cleveland OH Airport System Port, Airport & Marina Revenue, Prere.	5.000%	1/1/22	200	204
	Cleveland State University College & University Revenue	5.000%	6/1/30	3,000	3,043
	Cleveland State University College & University Revenue	5.000%	6/1/37	295	299
	Columbus OH GO	4.000%	4/1/31	4,000	4,685
	Columbus OH GO, Prere.	5.000%	7/1/23	1,250	1,367
	Columbus OH Sewer Revenue	5.000%	6/1/27	220	254
	Columbus OH Sewer Revenue	5.000%	6/1/29	6,635	8,058
	Columbus OH Sewer Revenue	5.000%	6/1/32	1,530	1,848
	Columbus OH Sewer Revenue, Prere.	5.000%	12/1/24	5,405	6,261
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	4.000%	5/1/36	470	550
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/44	550	582
	Confluence Community Authority Lease (Appropriation) Revenue (Stadium & Sports Project)	3.000%	5/1/48	3,125	3,291
	Cuyahoga Community College District College & University Revenue	5.000%	8/1/28	275	288
	Fairborn City School District GO	3.000%	12/1/55	5,000	5,412
	Forest Hills Local School District GO	5.000%	12/1/46	200	227
	Franklin City School District GO	3.000%	11/1/57	6,180	6,625
	Great Oaks Career Campuses Board of Education COP	3.000%	12/1/44	2,250	2,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Groveport-Madison Local School District GO, Prere.	5.000%	10/1/22	6,205	6,556
[1]	Hamilton County OH Health, Hospital, Nursing Home Revenue (Christ Hospital Project), Prere.	5.000%	6/1/22	100	104
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/30	200	242
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	410	473
	Hamilton County OH Sewer System Sewer Revenue	5.000%	12/1/38	260	287
	North Canton City School District GO	3.000%	11/1/56	2,500	2,672
	Northeast Ohio Regional Sewer District Sewer Revenue	3.000%	11/15/40	1,990	2,235
	Northeast Ohio Regional Sewer District Sewer Revenue	4.000%	11/15/49	10,000	10,877
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	600	652
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	5/15/23	3,065	3,333
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	300	347
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	6,890	7,979
	Northeast Ohio Regional Sewer District Sewer Revenue, Prere.	5.000%	11/15/24	3,000	3,474
	Ohio GO	5.000%	9/15/21	650	654
	Ohio GO	5.000%	12/15/22	315	336
	Ohio GO	5.000%	9/15/23	140	155
	Ohio GO	5.000%	12/15/23	1,550	1,729
	Ohio GO	5.000%	9/15/24	1,040	1,196
	Ohio GO	5.000%	9/15/24	2,750	3,162
	Ohio GO	5.000%	9/1/25	505	602
	Ohio GO	5.000%	9/15/25	480	573
	Ohio GO	5.000%	9/15/25	190	227
	Ohio GO	5.000%	5/1/27	210	263
	Ohio GO	5.000%	8/1/27	4,510	5,696
	Ohio GO	5.000%	5/1/30	2,190	2,566
	Ohio GO	5.000%	3/15/33	1,535	1,720
	Ohio GO	5.000%	5/1/34	3,000	3,509
	Ohio GO	5.000%	3/15/37	1,635	1,825
	Ohio Government Fund/Grant Revenue	5.000%	12/15/23	220	245
	Ohio Government Fund/Grant Revenue	5.000%	12/15/28	1,085	1,319
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/22	1,000	1,065
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	5/1/29	750	866
	Ohio Higher Educational Facility Commission College & University Revenue	5.000%	12/1/40	285	344
	Ohio Lease (Appropriation) Revenue	5.000%	12/1/31	1,000	1,220
	Ohio State University College & University Revenue	3.500%	6/1/38	405	423
	Ohio State University College & University Revenue	5.000%	12/1/39	645	737
	Ohio State University College & University Revenue	4.000%	6/1/43	3,220	3,408
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/30	400	430
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/36	635	476
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/37	50	36

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/38	1,155	817
	Ohio Turnpike & Infrastructure Commission Highway Revenue	5.250%	2/15/39	1,120	1,202
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/40	170	114
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/42	615	387
	Ohio Turnpike & Infrastructure Commission Highway Revenue	0.000%	2/15/43	605	370
[4]	Ohio Turnpike & Infrastructure Commission Highway Revenue, 5.700% coupon rate effective 2/15/23	0.000%	2/15/34	635	805
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	5,625	6,045
	Ohio Turnpike & Infrastructure Commission Highway Revenue, Prere.	5.000%	2/15/23	1,395	1,499
	Ohio Water Development Authority Lease Revenue	5.000%	6/1/28	875	1,089
	Ohio Water Development Authority Lease Revenue	5.000%	12/1/31	3,935	4,768
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/23	1,150	1,253
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	6/1/25	145	171
	Ohio Water Development Authority Water Pollution Control Loan Fund Water Revenue	5.000%	12/1/37	1,955	2,594
	Ohio Water Development Authority Water Revenue	5.000%	6/1/29	6,490	8,531
	Ohio Water Development Authority Water Revenue	5.000%	12/1/29	2,575	3,424
	Ohio Water Development Authority Water Revenue	5.000%	12/1/32	1,220	1,680
	Ohio Water Development Authority Water Revenue	5.000%	6/1/33	1,400	1,925
	Perry Local School District GO	3.000%	11/1/55	6,550	7,059
	Revere Local School District GO, Prere.	5.000%	6/1/22	265	276
	South-Western City School District GO, Prere.	4.000%	6/1/22	220	227
[2]	Tuscarawas Valley Local School District (School Facilities Project) COP	3.000%	12/1/49	3,000	3,157
	University of Cincinnati College & University Revenue	5.000%	6/1/47	1,500	1,849
	University of Cincinnati College & University Revenue, Prere.	5.000%	12/1/23	800	891
[2]	Warrensville Heights City School District GO	5.000%	12/1/44	515	585
[2]	Warrensville Heights City School District GO, Prere.	5.000%	12/1/24	1,260	1,460
	Wickliffe City School District GO	3.125%	12/1/43	775	848
	Wickliffe City School District GO	3.250%	12/1/56	1,300	1,416
	Willoughby-Eastlake City School District GO	4.000%	12/1/50	1,000	1,077
	Willoughby-Eastlake City School District GO, Prere.	5.000%	12/1/25	295	354
	Winton Woods City School District GO, Prere.	5.000%	5/1/22	500	518
					206,244
Oklahoma (0.2%)
	Canadian County Educational Facilities Authority Lease (Appropriation) Revenue (Mustang Public School Project)	5.000%	9/1/28	775	941
	Edmond Public Works Authority Sales Tax Revenue	4.000%	7/1/47	1,000	1,156

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/30	6,650	8,196
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/31	270	332
	Grand River Dam Authority Electric Power & Light Revenue	5.000%	6/1/32	2,170	2,666
	Oklahoma Capitol Improvement Authority Appropriations Revenue	4.000%	7/1/34	745	857
	Oklahoma Capitol Improvement Authority Lease (Appropriation) Revenue (OK Department of Transportation Project)	4.000%	7/1/45	1,000	1,204
	Oklahoma Capitol Improvement Authority Lease Revenue (Oklahoma Department of Corrections Project)	4.000%	7/1/38	1,290	1,510
	Oklahoma Development Finance Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/15/22	15	15
[1]	Oklahoma Municipal Power Authority Electric Power & Light Revenue	4.000%	1/1/47	3,010	3,590
	Oklahoma Municipal Power Authority Electric Power & Light Revenue	5.000%	1/1/47	200	233
	Oklahoma State University College & University Revenue	4.000%	9/1/36	375	463
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/28	155	198
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/42	560	646
	Oklahoma Turnpike Authority Highway Revenue	5.000%	1/1/42	500	587
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/47	1,615	1,818
	Oklahoma Turnpike Authority Highway Revenue	4.000%	1/1/48	5,220	6,001
					30,413
Oregon (1.0%)
	Clackamas County School District No. 12 North Clackamas GO	5.000%	6/15/33	2,265	2,812
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/35	420	275
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/36	710	441
	Clackamas County School District No. 12 North Clackamas GO	0.000%	6/15/39	500	267
	Lane County School District No. 52 Bethel GO	0.000%	6/15/51	6,595	3,178
	Multnomah County OR GO	5.000%	6/15/27	20,000	25,246
	Multnomah County OR GO	5.000%	6/15/29	2,930	3,884
	Multnomah County OR GO, Prere.	4.000%	6/1/22	2,105	2,174
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	1,500	1,638
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/23	15,000	16,379
	Multnomah County OR School District No. 1 Portland GO	5.000%	6/15/25	4,940	5,835
	Ohio GO, Prere.	5.000%	8/1/23	25	27
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/24	220	254
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.000%	11/15/25	335	401
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/23	8,655	9,622
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	6,345	7,348
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	3,450	3,995

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	1,710	1,980
	Oregon Department of Transportation Fuel Sales Tax Revenue, Prere.	5.000%	11/15/24	4,410	5,107
	Oregon GO	5.000%	12/1/23	500	557
	Oregon GO	5.000%	8/1/29	2,290	2,878
	Oregon State Facilities Authority College & University Revenue (Willamette University Project)	4.000%	10/1/51	12,000	14,080
	Oregon State Lottery Revenue	5.000%	4/1/25	1,175	1,323
	Oregon State Lottery Revenue	5.000%	4/1/27	1,375	1,605
	Oregon State Lottery Revenue	5.000%	4/1/28	175	204
	Oregon State Lottery Revenue	5.000%	4/1/36	2,400	2,935
	Oregon State University College & University Revenue	5.000%	4/1/45	1,000	1,153
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	5.000%	9/1/43	4,435	5,490
	Oregon Tri-County Metropolitan Transportation Miscellaneous Taxes Revenue	3.000%	9/1/44	1,310	1,439
	Portland OR Sewer System Sewer Revenue	5.000%	6/15/22	155	162
	Portland OR Water System Water Revenue	5.000%	5/1/32	1,120	1,480
	Portland OR Water System Water Revenue	5.000%	5/1/44	4,000	5,176
	Salem-Keizer School District No. 24J GO	5.000%	6/15/34	1,000	1,274
	Salem-Keizer School District No. 24J GO	5.000%	6/15/39	1,410	1,779
	Seaside School District No. 10 GO	0.000%	6/15/37	500	292
	University of Oregon College & University Revenue	5.000%	4/1/45	100	115
	Washington & Multnomah Counties School District No. 48J Beaverton GO	5.000%	6/15/36	1,000	1,232
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	3,055	3,480
	Washington & Multnomah Counties School District No. 48J Beaverton GO, Prere.	5.000%	6/15/24	9,225	10,507
	Washington County OR GO	3.000%	7/1/34	1,055	1,182
					149,206
Pennsylvania (3.4%)
	Allegheny County PA GO	5.000%	11/1/27	1,180	1,459
	Allegheny County PA GO	5.000%	11/1/28	1,860	2,289
	Allegheny County PA GO	5.000%	11/1/29	675	828
	Allegheny County PA GO	5.000%	11/1/41	430	518
	Allegheny County PA GO, Prere.	5.000%	12/1/22	340	362
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	12/1/22	1,395	1,485
	Allegheny County Sanitary Authority Sewer Revenue	5.000%	6/1/43	1,020	1,274
	Allegheny County Sanitary Authority Sewer Revenue	4.000%	6/1/48	1,000	1,153
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/25	335	347
	Allentown Neighborhood Improvement Zone Development Authority Sales Tax Revenue	5.000%	5/1/30	150	155
	Bucks County PA Middletown Township GO	5.000%	8/15/22	195	205
	Capital Region Water Sewer Revenue	5.000%	7/15/28	375	473
	Chester County IDA Recreational Revenue	4.000%	12/1/51	1,000	1,198
[1]	Coatesville School District GO	5.000%	8/1/23	285	312
	Commonwealth Financing Authority Appropriations Revenue	5.000%	6/1/35	100	116
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	1,485	1,546

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth Financing Authority Appropriations Revenue, Prere.	5.000%	6/1/22	100	104
	Commonwealth of Pennsylvania COP	5.000%	7/1/28	400	504
	Commonwealth of Pennsylvania COP	5.000%	7/1/43	2,000	2,423
	Commonwealth of Pennsylvania GO	5.000%	9/15/21	3,000	3,017
	Commonwealth of Pennsylvania GO	5.000%	10/15/21	390	394
	Commonwealth of Pennsylvania GO	5.000%	1/15/22	2,200	2,249
	Commonwealth of Pennsylvania GO	5.000%	3/15/22	1,005	1,035
	Commonwealth of Pennsylvania GO	5.000%	4/1/22	460	475
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	300	313
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	3,935	4,111
	Commonwealth of Pennsylvania GO	5.000%	7/1/22	225	235
	Commonwealth of Pennsylvania GO	5.000%	8/15/22	25	26
	Commonwealth of Pennsylvania GO	5.000%	9/15/22	1,000	1,055
	Commonwealth of Pennsylvania GO	5.000%	1/1/23	220	235
	Commonwealth of Pennsylvania GO	5.000%	3/1/23	3,530	3,803
	Commonwealth of Pennsylvania GO	5.000%	3/15/23	775	836
	Commonwealth of Pennsylvania GO	5.000%	4/1/23	655	708
	Commonwealth of Pennsylvania GO	4.000%	7/1/23	455	489
	Commonwealth of Pennsylvania GO	5.000%	1/1/24	25	28
	Commonwealth of Pennsylvania GO	5.000%	1/15/24	3,160	3,535
	Commonwealth of Pennsylvania GO	5.000%	3/15/24	445	501
	Commonwealth of Pennsylvania GO	5.000%	6/15/24	375	427
	Commonwealth of Pennsylvania GO	5.000%	7/1/24	450	513
	Commonwealth of Pennsylvania GO	5.000%	8/15/24	1,715	1,964
	Commonwealth of Pennsylvania GO	5.000%	9/15/24	11,970	13,754
	Commonwealth of Pennsylvania GO	5.000%	1/15/25	1,100	1,280
	Commonwealth of Pennsylvania GO	5.000%	3/15/25	150	176
	Commonwealth of Pennsylvania GO	5.000%	8/15/25	7,195	8,552
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,840	2,193
[1]	Commonwealth of Pennsylvania GO	5.000%	9/15/25	1,325	1,582
	Commonwealth of Pennsylvania GO	5.000%	9/15/25	5,270	6,282
	Commonwealth of Pennsylvania GO	5.000%	10/15/25	100	111
	Commonwealth of Pennsylvania GO	5.000%	1/1/26	2,165	2,606
	Commonwealth of Pennsylvania GO	5.000%	3/15/26	1,320	1,548
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	2,730	3,364
	Commonwealth of Pennsylvania GO	5.000%	9/15/26	1,435	1,768
	Commonwealth of Pennsylvania GO	5.000%	1/1/27	3,220	4,002
	Commonwealth of Pennsylvania GO	5.000%	1/15/27	1,100	1,369
	Commonwealth of Pennsylvania GO	5.000%	3/15/27	710	832
	Commonwealth of Pennsylvania GO	3.000%	4/1/27	25	26
	Commonwealth of Pennsylvania GO	5.000%	7/15/27	5,000	6,317
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	245	301
	Commonwealth of Pennsylvania GO	5.000%	9/15/27	310	381
	Commonwealth of Pennsylvania GO	5.000%	10/15/27	550	608
	Commonwealth of Pennsylvania GO	5.000%	1/1/28	2,000	2,474
	Commonwealth of Pennsylvania GO	5.000%	3/15/28	135	158
	Commonwealth of Pennsylvania GO	5.000%	7/15/28	5,000	6,488
	Commonwealth of Pennsylvania GO	4.000%	10/15/28	300	326
	Commonwealth of Pennsylvania GO	5.000%	3/15/29	1,405	1,647
[2]	Commonwealth of Pennsylvania GO	4.000%	4/1/29	1,960	2,088
	Commonwealth of Pennsylvania GO	4.000%	4/1/29	405	431
	Commonwealth of Pennsylvania GO	5.000%	9/15/29	865	1,058
	Commonwealth of Pennsylvania GO	4.000%	1/1/30	3,500	4,078
	Commonwealth of Pennsylvania GO	4.000%	4/1/30	100	106
	Commonwealth of Pennsylvania GO	5.000%	3/15/31	3,665	4,275
	Commonwealth of Pennsylvania GO	5.000%	3/15/32	5,000	5,827
	Commonwealth of Pennsylvania GO	4.000%	4/1/32	910	967

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Commonwealth of Pennsylvania GO	4.000%	6/15/32	395	434
	Commonwealth of Pennsylvania GO	4.000%	9/15/32	500	579
	Commonwealth of Pennsylvania GO	5.000%	10/15/32	680	750
	Commonwealth of Pennsylvania GO	5.000%	3/15/33	10,090	11,743
	Commonwealth of Pennsylvania GO	4.000%	4/1/33	25	27
	Commonwealth of Pennsylvania GO	4.375%	10/15/33	100	109
	Commonwealth of Pennsylvania GO	4.000%	3/15/34	5,200	5,837
	Commonwealth of Pennsylvania GO	4.000%	9/15/34	735	854
[1]	Commonwealth of Pennsylvania GO	3.000%	2/1/35	120	130
	Commonwealth of Pennsylvania GO	4.000%	3/1/35	2,000	2,353
	Commonwealth of Pennsylvania GO	4.000%	3/1/36	4,500	5,271
	Commonwealth of Pennsylvania GO	3.000%	5/1/37	3,240	3,647
	Commonwealth of Pennsylvania GO	3.000%	5/1/38	3,400	3,822
	Commonwealth of Pennsylvania GO, ETM	5.000%	6/1/22	300	312
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	1,205	1,222
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	390	395
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	1,545	1,567
	Commonwealth of Pennsylvania GO, Prere.	5.000%	11/15/21	390	395
	Commonwealth of Pennsylvania GO, Prere.	4.000%	6/1/22	1,250	1,291
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	3,185	3,315
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	1,400	1,457
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	2,110	2,196
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/1/22	1,800	1,874
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	1,500	1,622
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	350	379
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	770	833
	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	10,865	11,752
[1]	Commonwealth of Pennsylvania GO, Prere.	5.000%	4/1/23	11,520	12,461
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	470	535
	Commonwealth of Pennsylvania GO, Prere.	5.000%	6/15/24	1,800	2,050
	Delaware River Port Authority Highway Revenue	5.000%	1/1/24	15	17
	Delaware River Port Authority Highway Revenue	5.000%	1/1/26	235	282
	Delaware River Port Authority Highway Revenue	4.500%	1/1/32	345	378
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	100	111
	Delaware River Port Authority Port, Airport & Marina Revenue (Port District Project)	5.000%	1/1/26	245	261
	Delaware Valley Regional Finance Authority Indirect Ad Valorem Property Revenue	5.750%	7/1/32	4,555	6,670
[7]	Delaware Valley Regional Finance Authority Lease Revenue	5.500%	8/1/28	5,070	6,638
	Governor Mifflin School District GO, Prere.	4.000%	4/1/23	500	532
	Haverford Township PA GO	4.000%	6/1/30	445	524
	Lehigh County Authority Water Revenue	5.000%	12/1/43	190	209
	Lehigh County Authority Water Revenue, Prere.	5.000%	12/1/23	205	228
[1]	Luzerne County PA GO	5.000%	11/15/29	40	47
	Montgomery County Higher Education and Health Authority College & University Revenue	5.250%	11/1/42	400	467
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/43	1,000	1,239
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	5.000%	9/1/48	1,700	2,094
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue	4.000%	9/1/49	1,000	1,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/32	60	77
	Montgomery County Higher Education and Health Authority Health, Hospital, Nursing Home Revenue (Thomas Jefferson University Project)	5.000%	9/1/33	125	160
	Northampton County General Purpose Authority College & University Revenue	5.000%	11/1/34	225	282
	Pennsylvania Economic Development Financing Authority Auto Parking Revenue	6.000%	7/1/53	140	154
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.000%	9/1/32	2,000	2,298
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	2/15/43	5,575	6,515
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	3.000%	6/15/45	130	137
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	4.000%	9/1/45	200	218
	Pennsylvania Higher Educational Facilities Authority College & University Revenue	5.250%	9/1/50	2,295	2,641
	Pennsylvania Higher Educational Facilities Authority College & University Revenue, Prere.	5.000%	4/1/22	270	279
	Pennsylvania State University College & University Revenue	5.000%	9/1/30	160	195
	Pennsylvania State University College & University Revenue	5.000%	9/1/42	1,830	2,263
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	0.000%	12/1/38	230	164
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/43	500	622
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	3,605	4,523
	Pennsylvania Turnpike Commission Franchise Tax & Business License Fees Revenue	5.000%	12/1/48	6,000	7,433
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/23	450	501
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/25	1,200	1,412
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/25	520	624
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/26	300	365
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	170	205
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/28	1,005	1,249
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/30	250	288
	Pennsylvania Turnpike Commission Highway Revenue	6.000%	12/1/30	3,540	4,655
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/32	1,000	1,227
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/33	150	170
[1]	Pennsylvania Turnpike Commission Highway Revenue	6.250%	6/1/33	1,175	1,480
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	3,540	4,082
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/33	1,120	1,393

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/34	5,000	5,657
[1]	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/34	145	178
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/34	2,740	3,411
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/35	340	380
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/36	670	814
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/38	5,000	6,468
	Pennsylvania Turnpike Commission Highway Revenue	6.375%	12/1/38	3,435	4,571
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	6/1/39	1,130	1,300
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/39	1,500	1,783
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/39	3,265	3,751
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/39	5,250	6,079
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	4,195	5,172
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/40	1,850	2,189
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	2,080	2,446
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/41	265	317
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	6/1/42	5,900	7,115
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/42	3,025	3,277
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/42	1,970	2,431
	Pennsylvania Turnpike Commission Highway Revenue	5.500%	12/1/42	135	169
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/43	3,900	4,648
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	250	276
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/43	1,000	1,255
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/44	5,000	5,947
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	280	320
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/44	830	948
[2]	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	240	277
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/44	105	122
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	1,000	1,156
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	480	563
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/45	730	861

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	12/1/45	100	120
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,265	2,685
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/46	2,000	2,407
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	500	584
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/46	795	950
	Pennsylvania Turnpike Commission Highway Revenue	5.250%	6/1/47	6,560	8,097
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/47	4,025	4,916
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/49	2,905	3,408
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/49	6,525	8,339
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/50	6,400	7,552
	Pennsylvania Turnpike Commission Highway Revenue	5.000%	12/1/50	2,300	2,976
	Pennsylvania Turnpike Commission Highway Revenue	3.000%	12/1/51	2,500	2,687
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	6,600	7,879
	Pennsylvania Turnpike Commission Highway Revenue	4.000%	12/1/51	2,000	2,395
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/21	225	229
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	3,505	3,734
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	1,045	1,113
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/22	8,075	8,598
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.000%	12/1/23	11,190	12,462
	Pennsylvania Turnpike Commission Highway Revenue, Prere.	5.250%	12/1/23	50	56
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	4.000%	9/1/42	300	340
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/42	850	1,029
	Philadelphia Authority for Industrial Development Health, Hospital, Nursing Home Revenue	5.000%	9/1/47	775	936
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	10/1/24	255	291
	Philadelphia Gas Works Co. Natural Gas Revenue	4.000%	10/1/35	115	132
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/42	1,235	1,496
	Philadelphia Gas Works Co. Natural Gas Revenue	5.000%	8/1/47	1,500	1,801
	Philadelphia PA GO	5.000%	8/1/26	5,225	6,384
[1]	Philadelphia PA GO	5.000%	8/1/30	800	995
	Philadelphia PA GO	5.000%	2/1/39	3,000	3,810
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/43	1,000	1,262
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	10/1/48	1,030	1,288

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Philadelphia PA Water & Wastewater Water Revenue	5.000%	11/1/54	4,000	5,087
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.125%	1/1/22	70	71
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,415	1,612
	Philadelphia PA Water & Wastewater Water Revenue, Prere.	5.000%	7/1/24	1,055	1,202
	Philadelphia School District GO	5.000%	9/1/24	1,375	1,570
	Philadelphia School District GO	5.000%	9/1/25	555	656
[3]	Philadelphia School District GO	5.000%	6/1/27	365	457
[1]	Philadelphia School District GO	4.000%	9/1/43	1,060	1,244
	Philadelphia School District GO	5.000%	9/1/44	2,535	3,208
[1]	Pittsburgh Water & Sewer Authority Water Revenue	4.000%	9/1/34	2,455	2,983
[1]	Pittsburgh Water & Sewer Authority Water Revenue	5.000%	9/1/44	2,000	2,542
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	1,835	2,341
	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/29	850	1,036
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/31	445	544
[1]	State Public School Building Authority Lease (Non-Terminable) Revenue	5.000%	6/1/32	425	519
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue	4.000%	4/15/26	5,000	5,799
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/36	205	225
	University of Pittsburgh-of the Commonwealth System of Higher Education College & University Revenue (University Capital Projects)	4.000%	9/15/44	7,875	8,617
	West View Municipal Authority Water Revenue, Prere.	4.000%	11/15/24	100	113
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/38	5,020	5,870
[2]	Westmoreland County Municipal Authority Water Revenue	5.000%	8/15/42	535	622
	Westmoreland County Municipal Authority Water Revenue, Prere.	5.000%	8/15/23	375	412
[2]	Wilkes-Barre PA Area School District GO	4.000%	4/15/54	1,200	1,399
[2]	Wilkes-Barre PA Area School District GO	5.000%	4/15/59	515	642
					498,946
Rhode Island (0.1%)
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/23	515	561
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/24	505	573
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/27	205	249
	Rhode Island Commerce Corp. Government Fund/Grant Revenue	5.000%	6/15/28	595	720
	Rhode Island Health and Educational Building Corp. College & University Revenue	5.000%	9/1/43	10,000	10,912
	Rhode Island Health and Educational Building Corp. Health, Hospital, Nursing Home Revenue, Prere.	6.000%	9/1/23	1,250	1,402

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Rhode Island Turnpike & Bridge Authority Fuel Sales Tax Revenue	5.000%	10/1/40	200	237
					14,654
South Carolina (1.0%)
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/24	235	261
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	5.000%	12/1/25	5,655	6,286
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue	4.000%	12/1/28	1,505	1,630
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	1,195	1,329
	Charleston Educational Excellence Finance Corp. Lease (Appropriation) Revenue, Prere.	5.000%	12/1/23	780	868
	Florence SC Combined Waterworks & Sewerage System Water Revenue	3.000%	9/1/36	4,495	5,055
	Richland County SC GO	5.000%	3/1/23	10,770	11,608
	South Carolina Jobs-Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.250%	8/1/23	35	39
	South Carolina Public Service Authority Electric Power and Light Revenue Electric Power & Light Revenue	4.000%	12/1/42	2,000	2,371
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/23	85	94
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/25	195	225
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/26	75	86
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/28	275	315
[3]	South Carolina Public Service Authority Miscellaneous Revenue	3.000%	12/1/29	10	11
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/29	45	51
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/30	25	28
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/31	720	821
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/34	20	23
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/36	650	742
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/39	280	319
	South Carolina Public Service Authority Miscellaneous Revenue	4.000%	12/1/45	65	71
	South Carolina Public Service Authority Miscellaneous Revenue	5.000%	12/1/46	3,160	3,604
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/21	620	630
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/22	5	5
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/23	20	22
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/26	305	356
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/28	410	494
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/29	255	307

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/31	65	75
South Carolina Public Service Authority Nuclear Revenue	3.125%	12/1/32	45	49
South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/32	115	132
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	390	437
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	310	372
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/32	500	610
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	11,285	13,531
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/33	260	317
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	1,560	1,868
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/34	290	353
South Carolina Public Service Authority Nuclear Revenue	3.250%	12/1/35	80	87
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,115	1,333
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/35	1,465	1,781
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/36	675	807
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	1,015	1,212
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/37	570	692
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	410	452
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/38	1,665	1,838
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/41	1,660	2,005
South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	265	294
South Carolina Public Service Authority Nuclear Revenue	5.125%	12/1/43	2,365	2,620
South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/45	220	243
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/48	7,985	8,818
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/49	11,870	13,291
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/50	10,155	11,719
South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/53	5,610	6,246
South Carolina Public Service Authority Nuclear Revenue	5.500%	12/1/54	1,350	1,528
South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/55	1,825	2,102
South Carolina Public Service Authority Nuclear Revenue	5.250%	12/1/55	2,215	2,618
South Carolina Public Service Authority Nuclear Revenue	4.000%	12/1/56	730	824

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	575	689
[1]	South Carolina Public Service Authority Nuclear Revenue	5.000%	12/1/56	15	18
	South Carolina Public Service Authority Nuclear Revenue, ETM	5.000%	12/1/21	110	112
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	4.375%	12/1/33	80	81
	South Carolina Public Service Authority Water Revenue (Santee Cooper Project)	5.000%	12/1/36	3,620	3,675
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	25	25
	South Carolina Public Service Authority Water Revenue, ETM	5.000%	12/1/21	90	91
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	12/1/21	20	20
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	45	47
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	9,270	9,649
	South Carolina Public Service Authority Water Revenue, Prere.	5.000%	6/1/22	150	156
	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/24	270	311
[1]	South Carolina Transportation Infrastructure Bank Miscellaneous Revenue	5.000%	10/1/37	1,190	1,485
	Spartanburg County School District No. 7 GO	5.000%	3/1/48	5,000	6,323
					138,587
South Dakota (0.0%)
	County of Lincoln SD College & University Revenue	4.000%	8/1/61	680	758
Tennessee (0.4%)
	Memphis & Shelby County Port Commission Port, Airport & Marina Revenue	5.000%	4/1/35	500	502
[1]	Memphis Center City Finance Corp. Sales Tax Revenue, Prere.	5.250%	11/1/21	770	780
	Memphis TN GO	5.000%	4/1/26	7,385	8,633
	Memphis TN GO	4.000%	6/1/32	1,355	1,571
	Metropolitan Government of Nashville & Davidson County TN Electric Power & Light Revenue	5.000%	5/15/27	525	570
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/22	785	820
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/24	505	564
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	325	370
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/25	315	366
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/26	2,315	2,786
	Metropolitan Government of Nashville & Davidson County TN GO	5.000%	1/1/27	1,215	1,483
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/29	8,875	10,576
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	1,480	1,749
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/33	3,000	3,628

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Metropolitan Government of Nashville & Davidson County TN GO	4.000%	7/1/34	1,340	1,583
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	1/1/23	410	439
	Metropolitan Government of Nashville & Davidson County TN GO, Prere.	5.000%	7/1/23	805	880
	Metropolitan Government of Nashville & Davidson County TN Water & Sewer Water Revenue	5.000%	7/1/42	915	1,133
	Metropolitan Nashville Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/44	2,545	3,276
	Nashville & Davidson County TN Metropolitan Government GO	3.000%	1/1/33	1,520	1,770
	Shelby County TN GO	5.000%	3/1/24	690	776
	Tennessee GO	5.000%	8/1/21	5,365	5,365
	Tennessee GO	4.000%	8/1/22	50	52
	Tennessee GO	5.000%	8/1/22	15	16
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/22	480	509
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	3,670	4,390
	Tennessee State School Bond Authority College & University Revenue (Higher Educational Facilities 2nd Program), Prere.	5.000%	11/1/25	155	185
	Tennessee State School Bond Authority College & University Revenue, Prere.	5.000%	11/1/22	200	212
					54,984
Texas (9.1%)
	Abilene TX GO, Prere.	5.000%	2/15/23	425	457
[3]	Alamo Community College District GO	4.500%	8/15/33	25	25
	Alamo Heights Independent School District GO	4.000%	2/1/30	330	386
	Alamo Regional Mobility Authority Miscellaneous Revenue	5.000%	6/15/46	310	356
	Aldine Independent School District GO	5.000%	2/15/22	1,250	1,283
	Alief Independent School District GO	4.000%	2/15/30	2,530	2,902
	Alief Independent School District GO	4.000%	2/15/31	2,580	2,956
	Alvin TX Independent School District GO	4.000%	2/15/29	3,415	3,718
	Arlington TX Independent School District GO	5.000%	2/15/23	500	538
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/33	350	405
	Austin Community College District Public Facility Corp. Lease (Appropriation) Revenue	4.000%	8/1/42	1,005	1,143
	Austin Independent School District GO	5.000%	8/1/21	4,810	4,810
	Austin TX Airport System Port, Airport & Marina Revenue	5.000%	11/15/41	1,105	1,343
	Austin TX Electric Utility Electric Power & Light Revenue	5.000%	11/15/44	2,015	2,603
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/37	315	334
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/39	535	602
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/41	200	203
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/42	105	111
	Austin TX Water & Wastewater System Water Revenue	5.000%	11/15/50	2,415	3,150
	Bexar County TX GO	5.000%	6/15/43	2,490	3,008

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bexar County TX GO, Prere.	4.000%	6/15/23	610	654
	Bexar County TX GO, Prere.	5.000%	6/15/23	3,560	3,886
	Bexar County TX GO, Prere.	5.000%	6/15/24	1,500	1,708
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/22	400	421
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	125	154
	Board of Regents of the University of Texas System College & University Revenue	5.000%	8/15/26	170	209
	Board of Regents of the University of Texas System College & University Revenue	2.500%	8/15/51	3,000	3,068
	Brownsville TX Utilities System Multiple Utility Revenue, Prere.	4.000%	9/1/23	170	183
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/27	1,265	1,503
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/40	550	633
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	100	115
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/45	5,000	6,316
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	2,430	2,850
	Central Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	1,000	1,290
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/50	5,000	5,852
	Central Texas Regional Mobility Authority Highway Revenue	4.000%	1/1/51	7,160	8,452
	Central Texas Regional Mobility Authority Highway Revenue BAN	5.000%	1/1/25	1,250	1,415
	Central Texas Regional Mobility Authority Highway Revenue, Prere.	5.000%	1/1/23	1,125	1,203
[7]	Central Texas Turnpike System Highway Revenue	0.000%	8/15/22	95	95
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/29	300	339
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/30	2,120	2,387
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/31	1,425	1,602
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/33	1,615	1,811
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/34	9,365	10,491
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/36	725	417
	Central Texas Turnpike System Highway Revenue	0.000%	8/15/37	3,630	1,995
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	4,745	5,347
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/37	790	882
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/39	5,000	6,510
	Central Texas Turnpike System Highway Revenue	5.000%	8/15/42	6,410	7,124
	Central Texas Turnpike System Highway Revenue, Prere.	5.000%	8/15/22	1,033	1,086
	Clint Independent School District GO, Prere.	5.000%	8/15/25	1,615	1,918
	Collin County Community College District GO	5.000%	8/15/24	1,515	1,736
	Collin County Community College District GO	5.000%	8/15/33	1,090	1,437
	Comal Independent School District GO	4.000%	2/1/39	3,585	3,860
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/25	1,100	1,284
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	495	555
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/27	750	903
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/28	15	18

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/29	2,375	2,757
	Cypress-Fairbanks Independent School District GO	5.000%	2/15/44	1,600	1,787
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/28	5,500	7,159
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29	380	513
[7]	Dallas Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30	270	372
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	5,060	6,643
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/36	3,075	3,651
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	4,255	5,023
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	6,475	7,628
	Dallas Area Rapid Transit Sales Tax Revenue	5.000%	12/1/48	1,305	1,536
	Dallas County Community College District GO	4.000%	2/15/28	730	854
	Dallas County Utility & Reclamation District GO	5.000%	2/15/27	100	122
	Dallas County Utility & Reclamation District GO	5.000%	2/15/28	1,140	1,432
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/24	325	375
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/25	510	516
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/30	410	453
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/31	385	428
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/33	2,165	2,899
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/33	2,090	2,322
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/38	300	318
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.000%	11/1/39	1,000	1,045
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/43	600	661
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/45	10,545	10,665
	Dallas Independent School District GO	5.000%	2/15/23	2,050	2,204
	Dallas Independent School District GO	5.000%	8/15/23	125	137
	Dallas Independent School District GO	5.000%	8/15/24	535	613
	Dallas Independent School District GO	4.000%	2/15/29	5,050	5,673
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	385	395
	Dallas Independent School District GO PUT, Prere.	5.000%	2/15/22	380	390
	Dallas Independent School District GO, Prere.	3.000%	8/15/22	200	206
	Dallas Independent School District GO, Prere.	4.000%	8/15/22	1,435	1,493
	Dallas Independent School District GO, Prere.	5.000%	8/15/22	225	236
	Dallas Independent School District GO, Prere.	5.000%	8/15/24	1,275	1,462
	Dallas Independent School District GO, Prere.	5.000%	8/15/24	3,200	3,668
	Dallas TX GO	5.000%	2/15/23	3,370	3,624
	Dallas TX GO	5.000%	2/15/25	10	11
	Dallas TX GO	5.000%	2/15/27	1,870	2,090
	Dallas TX GO	5.000%	2/15/28	12,205	13,604
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/23	965	1,066
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/24	1,635	1,881
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/27	1,970	2,346
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/29	800	985

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/30	860	1,055
	Dallas TX Waterworks & Sewer System Water Revenue	5.000%	10/1/31	220	270
	Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/21	105	106
	Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	545	576
	Dallas TX Waterworks & Sewer System Water Revenue, Prere.	5.000%	10/1/22	50	53
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.125%	11/1/25	425	472
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.250%	11/1/30	350	389
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	5.000%	11/1/44	110	116
	Denton Independent School District GO	5.000%	8/15/48	2,565	3,164
	Denton Independent School District GO, Prere.	5.000%	2/15/23	130	140
	Denton Independent School District GO, Prere.	5.000%	8/15/25	110	131
	Denton Independent School District GO, Prere.	5.000%	8/15/25	1,900	2,257
	Dripping Springs TX Independent School District GO, Prere.	5.000%	2/15/24	1,155	1,297
	El Paso Independent School District GO	4.000%	8/15/48	5,000	5,964
	El Paso Municipal Drainage Utility System Sewer Revenue	4.000%	3/1/29	665	783
	Fort Bend County TX GO	5.000%	3/1/28	2,375	2,759
	Fort Bend County TX Toll Road Highway Revenue	5.000%	3/1/41	7,045	8,044
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/32	70	72
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	5.000%	3/1/37	580	595
	Fort Bend Grand Parkway Toll Road Authority Highway Revenue	4.000%	3/1/46	585	594
	Fort Bend Independent School District GO	0.720%	8/1/26	3,000	3,027
	Fort Bend Independent School District GO PUT	0.875%	8/1/25	1,590	1,618
	Fort Worth TX Water & Sewer System Water Revenue	5.000%	2/15/29	740	827
	Frenship Independent School District GO, Prere.	5.000%	2/15/24	375	421
	Frisco Independent School District GO	5.000%	8/15/36	1,295	1,662
	Granbury Independent School District GO	5.000%	8/1/23	1,000	1,094
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/43	5,470	6,828
	Grand Parkway Transportation Corp. Highway Revenue	5.000%	10/1/48	1,995	2,478
[4]	Grand Parkway Transportation Corp. Highway Revenue, 5.850% coupon rate effective 10/1/23	0.000%	10/1/48	50	58
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.000%	10/1/23	29,390	32,498
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.250%	10/1/23	18,040	20,045
	Grand Parkway Transportation Corp. Highway Revenue, Prere.	5.500%	10/1/23	7,515	8,391
	Hallsville TX Independent School District GO	5.000%	2/15/22	4,335	4,450
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/32	1,000	1,175
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/34	750	875

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/36	400	464
	Harris County Cultural Education Facilities Finance Corp. Electric Power & Light Revenue (TECO Project)	4.000%	11/15/37	375	434
	Harris County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/22	160	170
	Harris County Flood Control District Ad Valorem Property Tax Revenue	5.000%	10/1/26	2,525	2,910
	Harris County Flood Control District GO	4.000%	10/1/45	5,000	5,988
	Harris County Toll Road Authority Highway Revenue	4.000%	8/15/45	7,500	9,010
	Harris County TX GO	5.000%	10/1/24	280	296
	Harris County TX GO	5.000%	10/1/24	545	576
	Harris County TX GO	5.000%	10/1/26	1,255	1,502
	Harris County TX GO	5.000%	10/1/27	2,650	3,164
	Harris County TX GO	5.000%	10/1/28	920	1,096
	Harris County TX Highway Revenue	5.000%	8/15/22	670	704
	Harris County TX Highway Revenue	5.000%	8/15/23	870	957
	Harris County TX Highway Revenue	5.000%	8/15/24	1,805	2,068
	Harris County TX Highway Revenue	5.000%	8/15/28	615	752
	Harris County TX Highway Revenue	5.000%	8/15/29	850	893
	Harris County TX Highway Revenue	5.000%	8/15/30	150	158
	Harris County TX Highway Revenue	5.000%	8/15/30	770	936
	Harris County TX Highway Revenue	5.000%	8/15/36	1,075	1,295
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/25	625	711
[1]	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/26	175	199
	Harris County-Houston Sports Authority Hotel Occupancy Tax Revenue	5.000%	11/15/30	205	230
	Hidalgo County TX GO	4.000%	8/15/43	3,905	4,537
	Houston Community College System GO, Prere.	5.000%	2/15/23	430	462
	Houston Community College System GO, Prere.	5.000%	2/15/23	1,130	1,215
	Houston Community College System GO, Prere.	5.000%	2/15/23	6,760	7,271
	Houston Independent School District GO	5.000%	2/15/22	100	103
	Houston Independent School District GO	5.000%	2/15/23	1,170	1,258
	Houston Independent School District GO	5.000%	2/15/24	3,645	4,096
	Houston Independent School District GO	5.000%	2/15/24	255	287
	Houston Independent School District GO	5.000%	2/15/25	2,740	3,203
	Houston Independent School District GO	5.000%	2/15/26	3,605	4,366
	Houston Independent School District GO	5.000%	2/15/27	150	181
	Houston Independent School District GO	5.000%	2/15/29	200	240
	Houston Independent School District GO	5.000%	2/15/30	835	998
	Houston Independent School District GO	5.000%	2/15/31	3,730	4,458
	Houston Independent School District GO	4.000%	2/15/33	500	579
	Houston Independent School District GO PUT	2.250%	6/1/22	1,000	1,017
	Houston Independent School District GO PUT	3.000%	6/1/24	1,000	1,078
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	85	104
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	160	201
	Houston TX Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	1,095	1,404
	Houston TX Airport System Port, Airport & Marina Revenue, Prere.	5.000%	7/1/22	1,330	1,389
	Houston TX Combined Utility System Revenue Water Revenue	5.000%	11/15/32	5,830	7,884

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/22	1,070	1,111
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/23	355	386
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/24	310	352
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/25	395	449
	Houston TX Combined Utility System Sewer Revenue	5.000%	5/15/27	620	701
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/24	350	405
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/30	1,080	1,333
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/35	325	399
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/36	300	368
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/37	135	155
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/39	525	599
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/44	2,000	2,404
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/44	75	85
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/48	3,230	3,800
	Houston TX Combined Utility System Water Revenue	5.000%	11/15/49	2,720	3,472
	Houston TX Combined Utility System Water Revenue	4.000%	11/15/51	5,750	7,019
[1]	Houston TX Combined Utility System Water Revenue, ETM	0.000%	12/1/27	1,395	1,327
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	100	101
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	175	177
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	400	406
	Houston TX Combined Utility System Water Revenue, Prere.	5.000%	11/15/21	750	761
	Houston TX GO	5.000%	3/1/22	8,000	8,228
	Houston TX GO	5.000%	3/1/22	2,955	3,039
	Houston TX GO	5.000%	3/1/23	4,900	5,280
	Houston TX GO	5.000%	3/1/24	140	158
	Houston TX GO	5.000%	3/1/25	100	117
	Houston TX GO	5.000%	3/1/26	2,145	2,590
	Houston TX GO	5.000%	3/1/27	2,215	2,665
	Houston TX GO	5.000%	3/1/27	1,000	1,244
	Houston TX GO	5.000%	3/1/28	300	360
	Houston TX GO	5.000%	3/1/28	6,080	7,544
	Houston TX GO	5.000%	3/1/28	85	109
	Houston TX GO, Prere.	5.000%	3/1/22	225	231
	Houston TX GO, Prere.	5.000%	3/1/22	225	231
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/29	600	672
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/31	500	557
	Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	1,030	1,147

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/32	500	557
Houston TX Hotel Occupancy Tax & Special Hotel Occupancy Tax Revenue	5.000%	9/1/34	500	555
Irving TX GO	5.000%	9/15/29	1,525	1,993
Judson Independent School District GO	4.000%	2/1/41	5	6
Keller TX Independent School District GO	4.000%	2/15/35	5,000	5,582
Keller TX Independent School District GO	4.000%	8/15/38	21,260	24,006
Killeen TX GO, Prere.	5.000%	8/1/22	1,495	1,568
Klein Independent School District GO	4.000%	8/1/29	1,625	1,854
Klein Independent School District GO	4.000%	8/1/40	23,645	26,496
Klein Independent School District GO	4.000%	2/1/45	6,410	7,074
Laredo College District Combined Fee Revenue GO	4.000%	8/1/28	1,640	1,811
Leander Independent School District GO	5.000%	8/15/38	450	526
Leander Independent School District GO	5.000%	8/15/40	400	467
Leander Independent School District GO	0.000%	8/16/42	1,655	819
Leander Independent School District GO	5.000%	8/15/49	2,000	2,381
Leander Independent School District GO, Prere.	5.000%	8/15/23	260	286
Leander Independent School District GO, Prere.	5.000%	8/15/23	180	197
Leander Independent School District GO, Prere.	0.000%	8/15/24	120	55
Lewisville Independent School District GO	5.000%	8/15/22	1,000	1,051
Lewisville Independent School District GO	5.000%	8/15/25	2,840	3,119
Lewisville Independent School District GO	4.000%	8/15/26	550	631
Lewisville Independent School District GO	4.000%	8/15/27	1,855	2,123
Lewisville Independent School District GO	5.000%	8/15/28	1,605	1,898
Lone Star College System GO	5.000%	2/15/24	450	505
Longview Independent School District GO	4.000%	2/15/30	4,480	5,172
Lower Colorado River Authority Electric Power & Light Revenue	5.000%	5/15/37	1,355	1,404
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/22	850	883
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/25	1,450	1,699
Lower Colorado River Authority Lease (Non-Terminable) Revenue	5.000%	5/15/50	5,120	6,490
Lower Colorado River Authority Lease Revenue	4.000%	5/15/31	1,250	1,283
Lower Colorado River Authority Lease Revenue	5.500%	5/15/32	200	218
Lower Colorado River Authority Lease Revenue	4.000%	5/15/39	200	205
Lower Colorado River Authority Lease Revenue	5.000%	5/15/39	3,775	4,071
Lower Colorado River Authority Lease Revenue	5.000%	5/15/40	500	578
Lower Colorado River Authority Lease Revenue	3.875%	5/15/49	5,000	5,525
Mansfield Independent School District GO, Prere.	4.000%	2/15/24	3,915	4,298
Mesquite Independent School District GO	5.000%	8/15/32	3,845	4,672
Midland County Fresh Water Supply District No. 1 Water Revenue (Midland Projects), Prere.	5.000%	9/15/22	440	464
Monahans-Wickett-Pyote Independent School District GO	3.000%	2/15/32	1,415	1,536
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/43	2,000	2,267
Montgomery County Toll Road Authority Highway Revenue	5.000%	9/15/48	2,000	2,260
New Caney Independent School District GO	5.000%	2/15/38	2,500	3,032
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/22	600	610
North East Texas Regional Mobility Authority Highway Revenue	5.000%	1/1/46	130	148
North East TX Independent School District GO, Prere.	5.000%	2/1/24	325	364

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	North Harris County Regional Water Authority Water Revenue	5.000%	12/15/30	3,395	3,614
	North Texas Municipal Water District Sewer Revenue	4.000%	6/1/31	360	423
	North Texas Municipal Water District Water System Water Revenue	3.000%	9/1/33	2,250	2,545
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/33	4,540	5,362
	North Texas Municipal Water District Water System Water Revenue	5.000%	9/1/34	5,750	6,781
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/22	1,960	1,999
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	1,400	1,496
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	3,455	3,692
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/23	600	641
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	235	262
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/24	1,140	1,218
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	2,455	2,742
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/25	1,230	1,314
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	1,125	1,254
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/26	3,665	4,402
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/27	2,835	3,155
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	145	173
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/28	50	60
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	2,460	2,834
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/29	1,635	1,939
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	375	415
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	230	264
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/30	1,000	1,186
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	745	825
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	2,000	2,365
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/31	1,000	1,178
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/32	1,495	1,714
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/33	250	286
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/34	1,265	1,454
[1]	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	250	288
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/35	115	125
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/35	2,915	3,336
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/36	4,350	5,002
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	600	686
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/38	2,485	2,650
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/39	505	561
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/39	7,980	9,466
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	7,055	7,519
[1]	North Texas Tollway Authority Highway Revenue	5.000%	1/1/40	640	682
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/43	4,120	4,739
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	1,675	2,063
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/43	8,410	10,148
	North Texas Tollway Authority Highway Revenue	4.000%	1/1/44	2,500	2,935
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/45	985	1,124
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	800	979
	North Texas Tollway Authority Highway Revenue	5.000%	1/1/48	8,190	9,840
	North Texas Tollway Authority Highway Revenue	4.250%	1/1/49	2,000	2,324
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	2,345	2,354
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	170	171
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	125	125

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	1,790	1,797
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.000%	9/1/21	625	627
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	220	221
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	265	266
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.250%	9/1/21	205	206
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.500%	9/1/21	170	171
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	5.500%	9/1/21	10,565	10,609
	North Texas Tollway Authority Highway Revenue (Special Projects System), Prere.	0.000%	9/1/31	115	66
	North Texas Tollway Authority Highway Revenue, ETM	5.000%	1/1/23	400	428
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	2,190	2,234
	North Texas Tollway Authority Highway Revenue, Prere.	5.000%	1/1/22	200	204
[9]	North Texas Tollway Authority Highway Revenue, Prere.	6.200%	1/1/25	10,685	12,847
	North Texas Tollway Authority Highway Revenue, Prere.	6.500%	1/1/25	100	121
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/28	7,800	7,319
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/29	1,180	1,085
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/30	2,425	2,178
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/31	100	88
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/32	155	133
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/33	105	88
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/34	875	714
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/35	200	159
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/36	8,550	6,618
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/37	605	456
[9]	North Texas Tollway Authority Miscellaneous Revenue	0.000%	1/1/38	1,095	804
	Northside Independent School District GO PUT	2.750%	8/1/23	1,320	1,384
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/24	850	969
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/27	2,100	2,387
	Permanent University Fund - University of Texas System College & University Revenue	5.250%	7/1/30	410	563
	Permanent University Fund - University of Texas System College & University Revenue	4.000%	7/1/41	1,280	1,449
	Permanent University Fund - University of Texas System College & University Revenue	5.000%	7/1/41	300	327
	Red River Education Finance Corp. College & University Revenue, Prere.	5.000%	3/15/23	150	162

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Richardson Independent School District GO	5.000%	2/15/25	1,395	1,626
	Rockwall Independent School District GO, Prere.	5.000%	2/15/25	120	140
[6]	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/46	5,500	6,510
[6]	San Antonio Education Facilities Corp. College & University Revenue	4.000%	4/1/51	3,500	4,127
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/33	890	923
	San Antonio Public Facilities Corp. Lease (Appropriation) Revenue	4.000%	9/15/34	165	171
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	1,465	1,501
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/22	675	692
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	4,140	4,446
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/23	220	236
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/24	2,140	2,412
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/25	1,615	1,694
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.250%	2/1/25	685	803
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/26	170	205
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/27	910	1,113
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/29	300	364
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/30	360	437
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/32	260	309
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/36	1,005	1,311
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	535	592
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/39	1,850	2,445
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/40	6,930	9,134
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/41	2,735	3,593
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/44	190	209
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/47	5,370	6,537
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.000%	2/1/49	27,205	35,061
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/22	310	318
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, ETM	5.000%	2/1/23	1,230	1,320
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	5,395	5,788
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue, Prere.	5.000%	2/1/23	16,910	18,142
	San Antonio TX Independent School District GO	5.000%	2/15/24	720	808
	San Antonio TX Independent School District GO	5.000%	8/15/48	1,975	2,276
	San Antonio Water System Water Revenue	5.000%	5/15/26	705	765

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Antonio Water System Water Revenue	5.000%	5/15/33	585	716
San Antonio Water System Water Revenue	5.000%	5/15/34	8,025	9,803
San Antonio Water System Water Revenue	4.000%	5/15/51	5,000	6,034
San Jacinto Community College District GO	4.000%	2/15/41	2,120	2,381
Socorro Independent School District GO, Prere.	5.000%	8/15/21	1,075	1,077
Spring Branch Independent School District GO	5.000%	2/1/23	1,280	1,374
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	4.000%	8/15/23	145	156
Tarrant County Cultural Education Facilities Finance Corp. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	250	275
Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/22	1,955	2,011
Tarrant Regional Water District Water Supply System Water Revenue, Prere.	5.000%	3/1/24	50	56
Texas A&M University College & University Revenue	5.000%	5/15/26	3,500	4,261
Texas General Fund Revenue TRAN	4.000%	8/26/21	25,230	25,297
Texas GO	5.000%	10/1/21	600	605
Texas GO	5.000%	10/1/21	135	136
Texas GO	5.000%	4/1/22	1,605	1,657
Texas GO	5.000%	10/1/22	6,000	6,048
Texas GO	5.000%	10/1/22	610	645
Texas GO	5.000%	10/1/22	1,455	1,538
Texas GO	5.000%	4/1/23	2,845	3,078
Texas GO	5.000%	10/1/23	225	249
Texas GO	5.000%	4/1/24	805	908
Texas GO	5.000%	10/1/24	1,020	1,153
Texas GO	5.000%	10/1/24	2,130	2,452
Texas GO	5.000%	10/1/24	285	328
Texas GO	5.000%	4/1/25	1,720	1,943
Texas GO	5.000%	10/1/25	2,010	2,270
Texas GO	5.000%	10/1/25	985	1,137
Texas GO	5.000%	10/1/25	800	955
Texas GO	5.000%	4/1/26	2,435	2,750
Texas GO	5.000%	10/1/26	270	311
Texas GO	5.000%	10/1/26	935	1,118
Texas GO	5.000%	10/1/27	360	415
Texas GO	5.000%	10/1/27	1,685	2,012
Texas GO	5.000%	10/1/28	3,205	3,822
Texas GO	5.000%	10/1/29	5,335	6,759
Texas GO	5.000%	10/1/29	1,015	1,208
Texas GO	4.000%	10/1/31	425	465
Texas GO	5.000%	10/1/31	510	641
Texas GO	5.000%	10/1/31	9,390	11,168
Texas GO	5.000%	10/1/32	2,060	2,585
Texas GO	5.000%	10/1/33	965	1,209
Texas GO	5.000%	10/1/34	270	338
Texas GO	5.000%	10/1/36	1,105	1,308
Texas GO	4.000%	10/1/44	3,000	3,293
Texas GO, Prere.	5.000%	4/1/22	640	661
Texas GO, Prere.	5.000%	4/1/24	640	723
Texas GO, Prere.	5.000%	4/1/24	455	514
Texas GO, Prere.	5.000%	4/1/24	1,550	1,750
Texas GO, Prere.	5.000%	4/1/24	230	260
Texas GO, Prere.	5.000%	4/1/24	3,540	3,998
Texas GO, Prere.	5.000%	4/1/24	1,300	1,468
Texas GO, Prere.	5.000%	4/1/24	665	751

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas GO, Prere.	5.000%	4/1/24	555	627
Texas GO, Prere.	5.000%	4/1/24	750	847
Texas GO, Prere.	5.000%	10/1/24	3,680	4,240
Texas GO, Prere.	5.000%	10/1/24	47,710	54,972
Texas Municipal Power Agency Electric Power & Light Revenue	5.000%	9/1/40	215	215
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/30	2,250	2,778
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/31	4,500	5,520
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/32	3,500	4,280
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/33	2,000	2,435
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	5.000%	12/31/33	135	174
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/35	1,000	1,208
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/36	1,000	1,205
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/38	1,000	1,197
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	6/30/39	1,050	1,253
Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	4.000%	12/31/39	1,000	1,193
Texas State University System College & University Revenue	5.000%	3/15/27	1,715	2,139
Texas State University System College & University Revenue	5.000%	3/15/29	150	186
Texas Transportation Commission Highway Revenue	0.000%	8/1/49	5,750	1,735
Texas Transportation Commission Highway Revenue	0.000%	8/1/50	585	167
Texas Transportation Commission Highway Revenue	0.000%	8/1/51	5,195	1,397
Texas Transportation Commission Highway Revenue	0.000%	8/1/52	5,000	1,269
Texas Transportation Commission Highway Revenue	0.000%	8/1/53	500	120
Texas Transportation Commission Highway Revenue	5.000%	8/1/57	2,000	2,357
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	3.000%	10/1/21	3,125	3,140
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/21	2,020	2,036
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/21	3,460	3,488
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/22	375	387
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/22	1,770	1,871
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/23	3,285	3,554
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/23	2,000	2,213
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/24	2,060	2,328
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	265	306

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/24	340	392
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	4/1/25	430	485
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,795	4,536
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/25	3,060	3,657
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/26	920	1,135
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.000%	10/1/30	1,000	1,226
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	1,790	2,022
Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue, Prere.	5.000%	4/1/24	100	113
Texas Water Development Board Water Revenue	5.000%	4/15/24	275	311
Texas Water Development Board Water Revenue	5.000%	4/15/25	265	311
Texas Water Development Board Water Revenue	5.000%	10/15/29	875	1,045
Texas Water Development Board Water Revenue	5.000%	10/15/30	1,035	1,234
Texas Water Development Board Water Revenue	5.000%	10/15/31	550	655
Texas Water Development Board Water Revenue	5.000%	10/15/32	1,050	1,360
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,050	1,260
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,070	1,300
Texas Water Development Board Water Revenue	4.000%	10/15/33	1,790	2,041
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,985	2,377
Texas Water Development Board Water Revenue	4.000%	10/15/34	1,500	1,817
Texas Water Development Board Water Revenue	4.000%	10/15/35	4,235	5,123
Texas Water Development Board Water Revenue	4.000%	10/15/36	2,100	2,534
Texas Water Development Board Water Revenue	4.000%	10/15/36	1,420	1,741
Texas Water Development Board Water Revenue	5.000%	10/15/40	4,385	5,196
Texas Water Development Board Water Revenue	4.000%	10/15/44	2,575	3,097
Texas Water Development Board Water Revenue	5.000%	10/15/45	11,560	13,634
Texas Water Development Board Water Revenue	5.000%	10/15/46	3,500	4,237
Texas Water Development Board Water Revenue	5.000%	10/15/47	5,000	6,193
Texas Water Development Board Water Revenue	5.000%	4/15/49	13,965	17,720
Texas Water Development Board Water Revenue	4.000%	10/15/49	19,125	22,875
Trinity River Authority Central Regional Wastewater System Water Revenue	5.000%	8/1/28	260	329
University of Houston College & University Revenue	5.000%	2/15/26	100	121
University of Houston College & University Revenue	5.000%	2/15/29	2,355	2,809
University of Houston College & University Revenue	5.000%	2/15/36	4,740	5,612
University of Houston College & University Revenue	4.000%	2/15/47	150	166
University of Texas System College & University Revenue	5.000%	8/15/21	155	155
University of Texas System College & University Revenue	5.000%	8/15/21	1,210	1,212
University of Texas System College & University Revenue	5.000%	8/15/23	465	511
University of Texas System College & University Revenue	5.000%	8/15/23	130	143
University of Texas System College & University Revenue	5.375%	8/15/23	605	670
University of Texas System College & University Revenue	5.000%	8/15/24	240	275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of Texas System College & University Revenue	5.000%	8/15/24	2,310	2,645
	University of Texas System College & University Revenue	5.000%	8/15/25	1,225	1,455
	University of Texas System College & University Revenue	5.000%	8/15/25	7,440	8,840
	University of Texas System College & University Revenue	5.000%	8/15/25	595	707
	University of Texas System College & University Revenue	5.000%	8/15/26	3,285	4,035
	University of Texas System College & University Revenue	5.000%	8/15/26	3,250	3,992
	University of Texas System College & University Revenue	5.000%	8/15/26	1,495	1,836
	University of Texas System College & University Revenue	5.000%	8/15/27	815	1,030
	University of Texas System College & University Revenue	5.000%	8/15/29	5,660	7,522
	University of Texas System College & University Revenue	5.000%	8/15/31	1,910	2,652
	University of Texas System College & University Revenue	5.000%	8/15/43	1,050	1,100
	University of Texas System College & University Revenue	5.000%	8/15/44	700	791
	University of Texas System College & University Revenue	5.000%	8/15/47	1,250	1,981
	Waco Educational Finance Corp. College & University Revenue, Prere.	5.000%	3/1/22	3,500	3,599
[2]	West Travis County Public Utility Agency Water Revenue	4.000%	8/15/41	1,000	1,139
[1]	West Travis County Public Utility Agency Water Revenue, Prere.	5.000%	8/15/21	795	796
	Ysleta Independent School District GO	5.000%	8/15/47	6,000	7,207
	Ysleta Independent School District GO, Prere.	4.000%	8/15/22	1,950	2,029
	Ysleta Independent School District GO, Prere.	5.000%	8/15/25	7,875	9,372
					1,329,797
Utah (0.4%)
	Central Utah Water Conservancy District Water Revenue, Prere.	5.000%	10/1/22	4,950	5,230
	Jordan School District GO	4.000%	6/15/29	2,450	2,787
	Salt Lake City UT Airport Port, Airport & Marina Revenue	5.000%	7/1/42	150	184
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/38	895	1,073
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/39	1,275	1,526
	Salt Lake City UT Public Utilities Water Revenue	4.000%	2/1/40	1,000	1,195
	University of Utah College & University Revenue	5.000%	8/1/25	1,000	1,186
	University of Utah College & University Revenue	4.000%	8/1/33	425	498
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	95	104
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	40	44
	University of Utah College & University Revenue, Prere.	5.000%	8/1/23	565	620
	Utah GO	5.000%	7/1/25	5,310	6,289
	Utah GO	5.000%	7/1/26	9,460	11,585
	Utah GO	5.000%	7/1/26	3,540	4,335
[1]	Utah State University College & University Revenue	4.000%	12/1/45	1,390	1,618
	Utah State University College & University Revenue	3.000%	12/1/51	1,000	1,063

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Utah Transit Authority Government Securities & Interest Revenue	5.000%	6/15/37	120	136
Utah Transit Authority Government Securities & Interest Revenue, Prere.	5.000%	6/15/25	405	479
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/24	700	796
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	315	372
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	610	718
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	185	217
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	50	59
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,100	4,646
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	535	404
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/41	3,765	4,323
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	180	213
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	2,500	2,957
Utah Transit Authority Sales Tax Revenue, Prere.	5.000%	6/15/25	3,590	4,246
				58,903
Vermont (0.0%)
University of Vermont and State Agricultural College & University Revenue	5.000%	10/1/38	170	179
University of Vermont and State Agricultural College Miscellaneous Revenue	4.000%	10/1/40	140	157
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/41	200	230
Vermont Educational & Health Buildings Financing Agency College & University Revenue (Champlain College Project)	5.000%	10/15/46	200	229
				795
Virginia (1.5%)
Arlington County VA GO	5.000%	8/1/22	140	147
Chesapeake Bay Bridge & Tunnel District Highway Revenue	5.000%	7/1/51	500	596
Chesapeake Bay Bridge & Tunnel District Highway Revenue BAN	5.000%	11/1/23	5,820	6,430
Chesapeake VA Chesapeake Expressway Toll Road Highway Revenue	5.000%	7/15/47	10,505	10,976
Commonwealth of Virginia GO	5.000%	6/1/27	180	213
Fairfax County VA GO	5.000%	4/1/23	125	135
Fairfax County VA GO	5.000%	10/1/23	1,080	1,195
Fairfax County VA GO	4.000%	10/1/27	2,510	2,929
Fairfax County VA Sewer Revenue	5.000%	7/15/24	500	572
Fairfax VA GO, Prere.	4.000%	1/15/22	120	122
Hampton Roads Sanitation District Sewer Revenue , Prere.	5.000%	8/1/26	125	153
Hampton Roads Transportation Accountability Commission Sales Tax Revenue	5.000%	7/1/48	2,685	3,294
Hampton Roads Transportation Accountability Commission Sales Tax Revenue BAN	5.000%	7/1/22	6,270	6,550
Hampton VA GO, Prere.	4.000%	4/1/23	500	533
Henrico County VA GO	5.000%	7/15/23	890	975
Richmond VA GO	3.375%	3/1/41	1,450	1,645
Richmond VA GO, Prere.	5.000%	3/1/23	6,000	6,466
Richmond VA Public Utility Water Revenue	5.000%	1/15/28	140	169
Richmond VA Public Utility Water Revenue	5.000%	1/15/32	140	168
University of Virginia College & University Revenue	5.000%	8/1/21	350	350
University of Virginia College & University Revenue	5.000%	4/1/44	5,000	6,117

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of Virginia College & University Revenue	3.570%	4/1/45	6,000	6,549
University of Virginia College & University Revenue	2.180%	11/1/51	10,250	10,213
University of Virginia College & University Revenue, ETM	5.000%	8/1/21	850	850
University of Virginia College & University Revenue, Prere.	5.000%	12/1/22	1,150	1,225
University of Virginia College & University Revenue, Prere.	5.000%	6/1/23	5,400	5,884
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/22	2,000	2,049
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/23	2,500	2,685
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/24	6,000	6,734
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/26	145	175
Virginia College Building Authority Appropriations Revenue	4.000%	2/1/28	1,295	1,495
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/28	3,000	3,839
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/29	3,070	3,907
Virginia College Building Authority Appropriations Revenue	5.000%	2/1/31	1,550	1,958
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/36	5,000	5,596
Virginia College Building Authority Appropriations Revenue	3.000%	2/1/38	2,985	3,325
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	5.000%	2/1/31	1,370	1,684
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	3.000%	2/1/35	295	323
Virginia College Building Authority Appropriations Revenue (21st Century College Program)	4.000%	2/1/36	2,000	2,303
Virginia College Building Authority Appropriations Revenue, Prere.	5.000%	2/1/25	3,610	4,210
Virginia College Building Authority College & University Revenue	5.000%	9/1/23	410	452
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/36	3,425	4,096
Virginia College Building Authority College & University Revenue (Regent University Project)	3.000%	6/1/41	5,225	5,549
Virginia College Building Authority College & University Revenue (Regent University Project)	4.000%	6/1/46	6,360	7,416
Virginia College Building Authority Lease (Appropriation) Revenue	5.000%	2/1/22	22,475	23,027
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/36	8,200	9,188
Virginia College Building Authority Lease (Appropriation) Revenue	4.000%	2/1/37	3,000	3,684
Virginia College Building Authority Lease (Appropriation) Revenue	3.000%	2/1/38	2,000	2,227
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/23	250	272
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/25	1,260	1,485
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/27	2,375	2,983

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/28	400	510
Virginia Commonwealth Transportation Board Appropriations Revenue	5.000%	5/15/29	1,735	2,204
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/31	700	770
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/34	2,520	2,988
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/35	270	320
Virginia Commonwealth Transportation Board Appropriations Revenue	4.000%	5/15/36	250	295
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	4.000%	5/15/32	380	391
Virginia Commonwealth Transportation Board Appropriations Revenue (Capital Projects)	3.250%	5/15/43	4,000	4,506
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	3/15/27	1,440	1,771
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue	5.000%	9/15/31	1,085	1,328
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/23	410	452
Virginia Commonwealth Transportation Board Government Fund/Grant Revenue GAN	5.000%	9/15/24	4,065	4,672
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/24	2,325	2,553
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/25	185	206
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/25	255	303
Virginia Public Building Authority Appropriations Revenue	5.000%	8/1/27	2,160	2,735
Virginia Public Building Authority Appropriations Revenue	4.000%	8/1/37	2,465	3,081
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	445	467
Virginia Public School Authority Lease Revenue	5.000%	8/1/22	90	94
Virginia Public School Authority Lease Revenue	5.000%	8/1/23	5	5
Virginia Public School Authority Lease Revenue	5.000%	8/1/25	1,730	2,056
Virginia Public School Authority Lease Revenue	5.000%	8/1/26	350	416
Virginia Public School Authority Lease Revenue	5.000%	8/1/27	690	821
Virginia Public School Authority Lease Revenue	5.000%	8/1/30	4,485	5,941
Virginia Public School Authority Lease Revenue, Prere.	5.000%	8/1/22	1,075	1,127
Virginia Resources Authority Lease Revenue	5.000%	11/1/31	1,500	2,007
Virginia Resources Authority Lease Revenue	5.000%	11/1/33	1,395	1,859
Virginia Small Business Financing Authority College & University Revenue	4.000%	10/1/38	335	367
				219,363
Washington (2.9%)
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/41	4,580	5,523
Central Puget Sound Regional Transit Authority Miscellaneous Taxes Revenue	5.000%	11/1/46	1,720	2,698
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/29	110	131
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/30	610	726
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/31	2,450	2,915

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/32	6,295	7,478
Central Puget Sound Regional Transit Authority Sales Tax Revenue	4.000%	11/1/33	1,250	1,428
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/35	1,310	1,553
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/36	585	692
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/45	1,560	1,822
Central Puget Sound Regional Transit Authority Sales Tax Revenue	5.000%	11/1/50	8,310	9,682
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/25	12,260	14,504
Energy Northwest Electric Power & Light Revenue	5.000%	7/1/30	345	391
Energy Northwest Nuclear Revenue	5.000%	7/1/22	1,365	1,427
Energy Northwest Nuclear Revenue	5.000%	7/1/22	120	125
Energy Northwest Nuclear Revenue	5.000%	7/1/23	165	181
Energy Northwest Nuclear Revenue	5.000%	7/1/24	710	810
Energy Northwest Nuclear Revenue	5.000%	7/1/25	855	1,011
Energy Northwest Nuclear Revenue	5.000%	7/1/26	1,345	1,642
Energy Northwest Nuclear Revenue	5.000%	7/1/27	3,635	4,432
Energy Northwest Nuclear Revenue	5.000%	7/1/28	670	815
Energy Northwest Nuclear Revenue	5.000%	7/1/29	1,975	2,481
Energy Northwest Nuclear Revenue	5.000%	7/1/31	3,705	4,762
Energy Northwest Nuclear Revenue	5.000%	7/1/33	270	336
Energy Northwest Nuclear Revenue	5.000%	7/1/34	50	64
Energy Northwest Nuclear Revenue	5.000%	7/1/36	1,110	1,443
Energy Northwest Nuclear Revenue	5.000%	7/1/39	1,065	1,405
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/25	855	973
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	2,450	2,991
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	1,165	1,216
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/26	100	114
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	1,505	1,708
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/27	765	962
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,990	3,120
Energy Northwest Nuclear Revenue (Project No. 1)	5.000%	7/1/28	2,150	2,702
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/23	250	274
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/25	410	485
Energy Northwest Nuclear Revenue (Project No. 3 Electric Revenue)	5.000%	7/1/26	1,355	1,600
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/25	280	331
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	210	238
Energy Northwest Nuclear Revenue (Project No. 3)	5.000%	7/1/28	3,035	3,815
King County School District No. 210 Federal Way GO	5.000%	12/1/30	1,000	1,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	King County School District No. 411 Issaquah GO	4.000%	12/1/31	2,615	3,027
	King County School District No. 411 Issaquah GO	5.000%	12/1/32	180	222
	King County WA GO	4.000%	7/1/30	5,740	6,805
[6]	King County WA GO	5.000%	1/1/31	5,000	6,828
[6]	King County WA GO	5.000%	1/1/32	5,000	6,903
	King County WA Sewer Revenue	4.000%	7/1/33	415	480
	King County WA Sewer Revenue	5.000%	7/1/47	105	119
[1]	King County WA Sewer Revenue Sewer Revenue	5.000%	1/1/47	11,900	13,316
	King County WA Sewer Revenue, Prere.	5.000%	1/1/22	665	679
	King County WA Sewer Revenue, Prere.	5.000%	7/1/23	3,525	3,855
	Pierce & King Counties School District No. 417 Fife GO	4.000%	12/1/39	1,575	1,898
	Pierce County School District No. 10 Tacoma GO, Prere.	5.250%	12/1/24	1,200	1,400
	Pierce County School District No. 10 Tacoma GO, Prere.	5.000%	12/1/25	2,115	2,537
	Pierce County WA Sewer Revenue, Prere.	4.000%	8/1/22	55	57
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	2/1/30	675	807
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/30	6,270	6,568
	Port of Seattle WA Port, Airport & Marina Revenue	5.000%	8/1/31	5,130	5,373
	Port of Tacoma WA GO	5.000%	12/1/27	2,145	2,659
	Seattle WA Drainage & Wastewater Sewer Revenue	4.000%	7/1/47	800	921
	Seattle WA GO	4.000%	10/1/27	1,230	1,307
	Seattle WA GO	4.000%	12/1/27	1,430	1,528
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/41	29,145	35,825
	Seattle WA Municipal Electric Power & Light Revenue	4.000%	7/1/43	15,000	18,348
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	5.000%	2/1/25	3,000	3,496
	Seattle WA Municipal Light & Power Electric Power & Light Revenue	4.000%	9/1/47	500	574
	Snohomish County Public Utility District No. 1 Electric Power & Light Revenue	5.000%	12/1/45	1,070	1,260
	Spokane WA GO	4.000%	12/1/31	1,475	1,758
	Tacoma WA Electric System Electric Power & Light Revenue	5.000%	1/1/38	4,375	4,754
	Tacoma WA Electric System Electric Power & Light Revenue	4.000%	1/1/42	10,000	10,569
	University of Washington College & University Revenue	4.000%	12/1/41	1,765	2,041
	University of Washington College & University Revenue	3.125%	7/1/42	1,000	1,029
	University of Washington College & University Revenue	5.000%	4/1/43	1,000	1,214
	University of Washington College & University Revenue PUT	5.000%	5/1/22	5,000	5,060
	University of Washington College & University Revenue, Prere.	5.000%	7/1/22	2,500	2,612
	Washington GO	5.000%	8/1/21	800	800
	Washington GO	5.000%	7/1/22	220	230
	Washington GO	5.000%	1/1/23	115	123
	Washington GO	5.000%	7/1/23	585	640

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington GO	5.000%	7/1/23	1,505	1,573
Washington GO	5.000%	7/1/23	1,510	1,652
Washington GO	5.000%	7/1/23	310	339
Washington GO	5.000%	8/1/23	855	939
Washington GO	5.000%	8/1/23	7,500	8,236
Washington GO	5.000%	7/1/24	135	141
Washington GO	5.000%	7/1/24	805	918
Washington GO	5.000%	7/1/24	525	599
Washington GO	5.000%	7/1/24	145	165
Washington GO	4.000%	7/1/25	1,455	1,506
Washington GO	5.000%	7/1/25	420	439
Washington GO	5.000%	7/1/25	445	486
Washington GO	5.000%	7/1/25	565	590
Washington GO	5.000%	7/1/25	295	343
Washington GO	5.000%	7/1/25	355	420
Washington GO	5.000%	7/1/25	1,035	1,226
Washington GO	5.000%	8/1/25	295	350
Washington GO	4.000%	7/1/26	2,735	3,028
Washington GO	5.000%	7/1/26	330	397
Washington GO	5.000%	7/1/26	6,550	8,018
Washington GO	4.000%	7/1/27	4,170	4,318
Washington GO	4.000%	7/1/27	3,840	3,976
Washington GO	5.000%	7/1/27	3,385	3,922
Washington GO	5.000%	8/1/27	7,570	9,581
Washington GO	4.000%	7/1/28	5,990	6,201
Washington GO	4.000%	7/1/28	10	10
Washington GO	5.000%	7/1/28	350	405
Washington GO	5.000%	7/1/28	125	145
Washington GO	5.000%	7/1/28	780	936
Washington GO	5.000%	7/1/28	5,330	6,174
Washington GO	3.000%	7/1/29	275	281
Washington GO	5.000%	7/1/29	375	434
Washington GO	5.000%	7/1/29	35	42
Washington GO	5.000%	7/1/30	13,695	15,837
Washington GO	5.000%	7/1/30	60	72
Washington GO	5.000%	8/1/30	75	82
Washington GO	5.000%	8/1/30	2,260	2,769
Washington GO	5.000%	2/1/31	1,900	2,120
Washington GO	5.000%	7/1/31	2,530	2,923
Washington GO	5.000%	7/1/31	2,000	2,311
Washington GO	5.000%	8/1/31	975	1,068
Washington GO	5.000%	8/1/31	535	655
Washington GO	5.000%	7/1/32	2,955	3,414
Washington GO	5.000%	7/1/32	385	461
Washington GO	5.000%	8/1/32	2,065	2,440
Washington GO	5.000%	7/1/33	400	462
Washington GO	5.000%	7/1/33	1,870	2,238
Washington GO	5.000%	8/1/33	620	679
Washington GO	5.000%	8/1/33	745	880
Washington GO	5.000%	8/1/33	860	1,076
Washington GO	5.000%	8/1/34	235	257
Washington GO	5.000%	8/1/34	15	18
Washington GO	5.000%	8/1/34	215	254
Washington GO	5.000%	8/1/35	1,430	1,430
Washington GO	5.000%	8/1/35	500	624
Washington GO	5.000%	8/1/36	1,350	1,588
Washington GO	5.000%	8/1/37	8,575	10,070
Washington GO	5.000%	8/1/37	560	679

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington GO	5.000%	2/1/38	1,050	1,167
	Washington GO	5.000%	6/1/38	2,010	2,655
	Washington GO	5.000%	8/1/38	455	497
	Washington GO	5.000%	6/1/39	1,100	1,450
	Washington GO	5.000%	8/1/39	14,350	16,254
	Washington GO	5.000%	8/1/39	3,175	3,720
	Washington GO	5.000%	8/1/39	560	677
	Washington GO	5.000%	8/1/40	675	790
	Washington GO	5.000%	8/1/40	3,105	3,634
	Washington GO	5.000%	8/1/43	1,000	1,261
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/21	2,130	2,138
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	1,730	1,822
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/22	1,790	1,885
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/23	1,755	1,847
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	1,520	1,599
	Washington Government Fund/Grant Revenue (Senior 520 Corridor Program)	5.000%	9/1/24	100	110
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/48	2,725	3,468
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	4.000%	7/1/58	3,155	3,658
	Washington State Convention Center Public Facilities District Hotel Occupancy Tax Revenue	5.000%	7/1/58	1,455	1,846
	Washington State University College & University Revenue	5.000%	4/1/40	165	190
	WBRP 3.2 College & University Revenue	4.000%	1/1/48	390	425
					423,184
West Virginia (0.0%)
	West Virginia GO	4.000%	12/1/42	1,230	1,452
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/21	2,825	2,848
	West Virginia University College & University Revenue (West Virginia University Projects), Prere.	5.000%	10/1/22	1,000	1,057
					5,357
Wisconsin (0.8%)
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/29	750	895
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/35	905	1,074
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/41	245	289
	Public Finance Authority College & University Revenue (KU Campus Development Corp. Project)	5.000%	3/1/46	8,375	9,875
	Washington GO	5.000%	11/1/25	2,325	2,785
	West De Pere School District GO	3.000%	4/1/32	2,885	3,193
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	5.250%	12/15/27	245	298
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/50	3,000	1,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/55	3,000	898
[1]	Wisconsin Center District Miscellaneous Taxes Revenue	0.000%	12/15/60	10,500	2,504
[1]	Wisconsin Center District Miscellaneous Taxes Revenue, ETM	5.250%	12/15/27	45	55
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/22	140	146
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/24	1,225	1,396
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/28	3,005	3,779
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/29	560	638
	Wisconsin Department of Transportation Miscellaneous Revenue	5.000%	7/1/30	1,945	2,215
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/22	780	815
	Wisconsin Department of Transportation Miscellaneous Revenue, Prere.	5.000%	7/1/23	115	126
	Wisconsin GO	5.000%	11/1/21	100	101
	Wisconsin GO	5.000%	11/1/22	320	340
	Wisconsin GO	5.000%	11/1/22	25	27
	Wisconsin GO	5.000%	11/1/23	575	610
	Wisconsin GO	5.000%	11/1/23	215	239
	Wisconsin GO	5.000%	5/1/24	2,685	2,916
	Wisconsin GO	5.000%	5/1/24	120	130
	Wisconsin GO	5.000%	5/1/24	1,000	1,133
	Wisconsin GO	5.000%	11/1/24	2,225	2,571
	Wisconsin GO	5.000%	11/1/24	535	618
	Wisconsin GO	5.000%	5/1/25	8,610	9,945
	Wisconsin GO	5.000%	11/1/25	140	164
	Wisconsin GO	5.000%	5/1/26	90	104
	Wisconsin GO	5.000%	11/1/26	165	204
	Wisconsin GO	5.000%	5/1/27	2,945	3,391
	Wisconsin GO	5.000%	5/1/28	4,250	4,898
	Wisconsin GO	5.000%	11/1/28	2,000	2,428
	Wisconsin GO	5.000%	11/1/28	220	275
	Wisconsin GO	5.000%	11/1/28	2,135	2,667
	Wisconsin GO	5.000%	5/1/29	1,000	1,086
	Wisconsin GO	5.000%	11/1/29	1,345	1,631
	Wisconsin GO	5.000%	11/1/29	3,550	4,430
	Wisconsin GO	5.000%	11/1/31	1,150	1,425
	Wisconsin GO	5.000%	11/1/32	3,750	4,639
	Wisconsin GO	5.000%	5/1/33	1,750	1,972
	Wisconsin GO	5.000%	5/1/34	3,480	4,062
	Wisconsin GO	4.000%	5/1/37	12,140	14,437
	Wisconsin GO	4.000%	5/1/38	13,025	15,471
	Wisconsin GO	5.000%	5/1/38	3,880	4,509
	Wisconsin GO, Prere.	5.000%	11/1/21	250	253
	Wisconsin GO, Prere.	5.000%	5/1/22	1,680	1,742
	Wisconsin GO, Prere.	5.000%	5/1/22	90	93
	Wisconsin GO, Prere.	5.000%	5/1/22	150	155
	Wisconsin GO, Prere.	5.000%	5/1/23	620	673
	Wisconsin GO, Prere.	5.000%	5/1/23	200	217
	Wisconsin Health & Educational Facilities Authority College & University Revenue	4.000%	12/1/46	300	342

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	WPPI Energy Electric Power & Light Revenue	5.000%	7/1/37	670	728
					122,728
Total Tax-Exempt Municipal Bonds (Cost $13,665,629)					14,240,645
				Shares
Temporary Cash Investments (3.6%)
Money Market Fund (3.6%)
[14]	Vanguard Municipal Cash Management Fund (Cost $522,061)	0.024%		5,219,633	522,067
Total Investments (100.7%) (Cost $14,187,690)					14,762,712
Other Assets and Liabilities—Net (-0.7%)					(103,052)
Net Assets (100%)					14,659,660
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Step bond.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of July 31, 2021.
7	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
8	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Michigan School Bond Loan Fund.
11	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the aggregate value was $8,003,000, representing 0.1% of net assets.
12	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
13	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
14	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
IDA—Industrial Development Authority Bond.
PILOT—Payments in Lieu of Taxes.
Prere.—Prerefunded.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
SIFMA—Securities Industry and Financial Markets Association.
SOFR—Secured Overnight Financing Rate.
TRAN—Tax Revenue Anticipation Note.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of July 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	14,240,645	—	14,240,645
Temporary Cash Investments	522,067	—	—	522,067
Total	522,067	14,240,645	—	14,762,712